As filed with the Securities and Exchange Commission on September 24, 2026

Securities Act Registration No. 333-174926

Investment Company Act Registration No. 811-22549

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 635	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 637	(Check Appropriate Box or Boxes)

Northern Lights Fund Trust II
(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
 (Address of Principal Executive Offices) (Zip Code)

(631) 490-4300
 (Registrant’s Telephone Number, Including Area Code)

The Corporation Trust Company
Corporate Trust Center
251 Little Falls Drive
Wilmington, DE 19808
(Name and Address of Agent for Service)

With a copy to:

David J. Baum, Esq. Vedder Price P.C. 1401 New York Avenue NW Washington, DC 20005 (202) 312-3375	Kevin Wolf Ultimus Fund Solutions, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2635

 Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b).
☒	On September 28, 2026 pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	On _____ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2).
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, Registrant hereby elects to register an indefinite number of shares of Registrant and any series thereof hereinafter created.

 EXPLANATORY NOTE

This Post-Effective Amendment No. 635 to the Registration Statement contains the Prospectus and Statement of Additional Information describing the Weitz Core Plus Bond ETF, Weitz Multisector Bond ETF, and Weitz Short Duration Bond ETF, (the “Funds”), each a series of the Registrant. This Post-Effective Amendment to the Registration Statement is organized as follows: (a) Prospectus relating to the Funds; (b) Statement of Additional Information relating to the Funds; and (c) Part C Information relating to all series of the Registrant. The Prospectuses and Statements of Additional Information for the other series of the Registrant are not affected hereby.

Weitz Core Plus Bond ETF

(Symbol: WCPB)

Weitz Multisector Bond ETF

(Symbol: WMSB)

Weitz Short Duration Bond ETF

(Symbol: WSDB)

Exchange: NYSE Arca, Inc.

PROSPECTUS

September 28, 2026

Advised by: Weitz Investment Management, Inc. 3555 Farnam Street, Suite 800 Omaha, NE 68131

www.weitzinvestments.com

1-800-304-9745

The Weitz Core Plus Bond ETF, Weitz Multisector Bond ETF, and Weitz Short Duration Bond ETF (the “Funds”) are each a separate series of Northern Lights Fund Trust II (the “Trust”), a registered management investment company.

Each of the Funds lists and principally trades its shares on NYSE Arca, Inc., a national securities exchange, and trade at market prices. Market prices may differ to some degree from the net asset value of the shares. Unlike mutual funds, the Funds issue and redeem shares at net asset value, only in large blocks of shares called “Creation Units.”

Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

This Prospectus provides important information about the Funds that you should know before investing. Please read it carefully and keep it for future reference.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Weitz Core Plus Bond ETF

Weitz Multisector Bond ETF

Weitz Short Duration Bond ETF

(each a series of the Northern Lights Fund Trust II (the “Trust”)

TABLE OF CONTENTS

Summary Section – Weitz Core Plus Bond ETF	2
Summary Section – Weitz Multisector Bond ETF	9
Summary Section – Weitz SHORT DURATION BOND ETF	17
Additional Information About Principal Investment Strategies and Related Risks	24
Investment Objective	24
Principal Investment Strategies	24
General Investment Policies for the Funds	27
Principal Risks of Investing in the Funds	28
Other Risks	33
Portfolio Holdings Information	35
Management of the Funds	35
The Adviser	35
Portfolio Managers	36
Shareholder Information	37
How Shares are Priced	37
How to Purchase Shares	38
Frequent Purchases and Redemptions of Fund Shares	39
Distributions and Taxes	40
Dividends, Distributions and Taxes	40
Financial Highlights	44

Summary Section – Weitz Core Plus Bond ETF

Investment Objective.

The primary investment objectives of the Weitz Core Plus Bond ETF (the “Core Plus Fund”) are current income and capital preservation.

A secondary investment objective is long-term capital appreciation.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Core Plus Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses(1)	0.25%
Total Annual Fund Operating Expenses	0.65%
Fee Waiver and Expense Reimbursements(1)	(0.20)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursements	0.45%

(1)	Pursuant to an operating expense limitation agreement between the Adviser and the Trust, on behalf of the Core Plus Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Core Plus Fund to ensure that Total Annual Fund Operating Expenses for the Core Plus Fund (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 0.45% of the Core Plus Fund’s average net assets through September 30, 2027. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Core Plus Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.

This Example is intended to help you compare the cost of investing in the Core Plus Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Core Plus Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Core Plus Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through September 30, 2027. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$46	$188	$342	$791

Portfolio Turnover.

The Core Plus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Core Plus Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Core Plus Fund’s performance. From August 12, 2025 (inception date) through May 31, 2026, the Fund’s portfolio turnover rate was 23% of the average value of the portfolio for such period of time.

2

Principal Investment Strategies.

The Core Plus Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities.  Instead, it uses an active investment strategy that seeks to meet its investment objective. Under normal circumstances, the Core Plus Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds and related derivative instruments that provide exposure to bonds.

Bonds include debt securities such as: (1) U.S. Government securities (including securities issued by government-sponsored enterprises); (2) structured products, such as agency and non-agency residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities (such as automobile loans, credit card receivables, other consumer loans and other debt securitizations), and collateralized obligations (such as collateralized debt obligations, collateralized loan obligations and collateralized mortgage obligations) (collectively, “Structured Products”); (3) corporate debt securities; (4) loans and participation interests in loans or loan pools, such as bank loans, commercial loans, mortgage loans and consumer loans (collectively, “Loans”) and (5) securities issued by foreign governments, which may include sovereign debt.

The Core Plus Fund may invest up to 25% of its total assets in debt securities that are rated non-investment grade (commonly referred to as “high yield” or “junk bonds”). We consider non-investment grade to mean rated less than BBB- by one or more nationally recognized credit ratings firms.

The Core Plus Fund may, but is not required to, use derivatives—including options, bond and interest rate futures. The Core Plus Fund may use derivatives for a variety of purposes, including to attempt to hedge against adverse changes in the market price of securities, interest rates; as a substitute for purchasing or selling securities; to attempt to increase the Core Plus Fund’s return; to manage portfolio characteristics; and as a cash flow management technique. The Core Plus Fund may choose not to make use of derivatives for a variety of reasons, including, but not limited to, market conditions, our investment outlook, regulatory restrictions, liquidity concerns, or the determination that derivative strategies are not appropriate given the Core Plus Fund’s current investment objectives or risk profile, and any use may be limited by applicable law and regulations. These derivative instruments will count toward the Core Plus Fund’s 80% policy only if they have economic characteristics similar to the securities included within that policy.

The Core Plus Fund may invest in debt securities of all maturities, but anticipates maintaining a dollar-weighted average maturity of less than ten years. The Core Plus Fund may invest in debt securities across multiple sectors. We select debt securities whose yield is sufficiently attractive in view of the risks of ownership. In deciding whether the Core Plus Fund should invest in particular debt securities, we consider a number of factors such as the price, coupon and yield-to-maturity, as well as the credit quality of the issuer. We review the terms of the debt security, including subordination, default, sinking fund, and early redemption provisions.

The Core Plus Fund may also invest in common stocks, preferred stocks and securities convertible into stocks.

The Core Plus Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies, without limit.

The Core Plus Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

3

If we determine that circumstances warrant, a greater portion of the Core Plus Fund’s portfolio may be retained in cash and cash equivalents such as U.S. Government securities or other high-quality debt securities. In the event that the Core Plus Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Core Plus Fund. The following summarizes the principal risks of investing in the Core Plus Fund.

●	Active Management Risk The investment adviser’s judgment about the attractiveness, value or potential appreciation of the Core Plus Fund’s investments may prove to be incorrect. The Core Plus Fund could underperform other funds with similar objectives or investment strategies if the Core Plus Fund’s overall investment selections or strategies fail to produce the intended results.

●	Call Risk Certain debt securities may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date. Call risk is the risk, especially during periods of falling interest rates, that an issuer will call or repay a debt security before its maturity date, likely causing the Core Plus Fund to reinvest the proceeds at a lower interest rate, and thereby decreasing the Core Plus Fund’s income.

●	Credit Risk The risk that the issuer of a debt security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to fall. In general, lower-rated debt securities may have greater credit risk than investment grade securities.

●	Debt Securities Liquidity Risk Debt securities purchased by the Core Plus Fund may be illiquid at the time of purchase or may be liquid at the time of purchase but subsequently become illiquid due to, among other things, events relating to the issuer of the securities (e.g., changes to the market’s perception of the credit quality of the issuer), market events, economic conditions, investor perceptions or lack of market participants. The Core Plus Fund may be unable to sell illiquid securities on short notice or only at a price below current value.

●	Derivatives Risk Derivatives are instruments, such as futures, options and forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives may carry more risk than other types of investments. Derivatives are subject to a number of risks including leverage, counterparty, liquidity, interest rate, market, credit, management and legal risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and in some cases the Core Plus Fund could lose more than the principal amount invested. Derivative strategies may also involve leverage, which may further exaggerate a loss.

●	Early Close/Trading Halt Risk An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Core Plus Fund from buying or selling certain securities or financial instruments. In these circumstances, the Core Plus Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

4

●	Equity Securities Risk Fluctuations in the value of equity securities held by the Core Plus Fund will cause the NAV of the Core Plus Fund and the price of its shares (“Shares”) to fluctuate. Common stock of an issuer in the Core Plus Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	ETF Structure Risk The Core Plus Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Authorized Participant Risk Only an Authorized Participant may engage in creation or redemption transactions directly with the Core Plus Fund. The Core Plus Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Core Plus Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, the Core Plus Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

○	Not Individually Redeemable Shares are not individually redeemable to retail investors and may be redeemed only by the Core Plus Fund only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○	Market Price Variance Risk The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

■	In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

5

■	The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

●	Failure to Meet Investment Objective Risk There can be no assurance that the Core Plus Fund will meet its investment objective.

●	Government-Sponsored Enterprises Risk Obligations of U.S. Government agencies and authorities (such as Fannie Mae and Freddie Mac) are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. The Core Plus Fund may purchase residential mortgage-backed securities or other Structured Products that are sponsored by U.S. Government agencies and authorities, and may purchase debt securities directly issued by U.S. Government agencies and authorities. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of obligations of U.S. Government agencies and authorities may be affected by changes in the credit rating of the U.S. Government.

●	Interest Rate Risk Debt securities are subject to interest rate risk because the prices of debt securities tend to move in the opposite direction of interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). When interest rates rise, debt securities prices fall. When interest rates fall, debt securities prices rise. Changing interest rates may have sudden and unpredictable effects in the markets and on the Core Plus Fund’s investments. In general, debt securities with longer maturities are more sensitive to changes in interest rates.

●	Loan Investment Risk Investments in Loans and participation interests in Loans are subject to credit risk, including the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Core Plus Fund, a reduction in the value of the investment and a potential decrease in the Core Plus Fund’s NAV per share. Also, increases in interest rates may lead to an increase in loan defaults. In the event of a loan borrower’s non-payment of scheduled interest or principal, there can be no assurance that any collateral securing a Loan could be readily liquidated, or that liquidation proceeds would satisfy the Loan borrower’s obligations. In the event of bankruptcy of a Loan borrower, the Core Plus Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Loan. Loans in which the Core Plus Fund may invest may be not rated by a rating agency, may be not registered with the SEC or any state securities commission, and will not be listed on any national securities exchange. The amount of public information available with respect to Loans will generally be less extensive than that available for registered or exchange-listed securities.

6

●	Market Risk As with any mutual fund, investment return and principal value will fluctuate, depending on general market conditions and other factors. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated. You may lose money if you invest in the Core Plus Fund.

●	Non-Diversified Risk. The Core Plus Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Core Plus Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Core Plus Fund’s NAV and may make the Fund more volatile than more diversified funds.

●	Non-Investment Grade Debt (Junk Bond) Securities Risk Non-investment grade debt securities (commonly referred to as “high yield” or “junk bonds”) are more speculative and involve a greater risk of default and price change than investment grade debt securities due to the issuer’s creditworthiness. The market prices of these securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in response to adverse economic changes, issuer developments or rising interest rates.

●	Non-U.S. Securities Risk The Core Plus Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies. Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, sanctions, expropriation, limited disclosure and illiquid markets.

●	Structured Products Risk The term Structured Products includes a wide variety of investment products. Risks from Structured Products include (i) underlying collateral may not be adequate to make payments to investors, (ii) underlying collateral may default, decline in value or quality or be downgraded by a rating agency; (iii) the structure and complexity of the transaction and the legal documents could lead to disputes among investors and (iv) the Structured Product’s manager may perform poorly. Non-payment on a Structured Product would result in a reduction of income to the Core Plus Fund, a reduction in the value of the investment and a potential decrease in the Core Plus Fund’s NAV per share. In most cases, structured products are issued in several classes (sometimes called tranches), with different payment priorities. Generally, the lower classes are subordinated in priority of payments, and will be impacted first in case of an issuer’s non-payment of scheduled interest or principal. In some cases, the securities holders of one class must receive payment in full before the securities holders of a lower class receive any payments. The Core Plus Fund may invest in any class of a Structured Product offering. Some Structured Products have credit ratings (or in some cases only certain classes of a Structured Product have credit ratings), but in many cases Structured Products do not have credit ratings. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws), which means (A) the security will not be traded on an exchange, (B) less information about the security may be available as compared to publicly offered securities, (C) only certain institutions may buy and sell the security, and (D) the security may have greater liquidity risk. There can be no assurance that a market will exist or will be active enough for the Core Plus Fund to sell any Structured Product.

7

Your investment in the Core Plus Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance.

Since the Core Plus Fund has not yet completed a full calendar year of operations, no calendar year performance information is available. Once the Core Plus Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Core Plus Fund by showing the variability of the Core Plus Fund’s return as compared to the Bloomberg U.S. Aggregate Index, which is an unmanaged index that is generally representative of the market for investment grade U.S. dollar-denominated, fixed-rate taxable bonds. Performance information for the Core Plus Fund will be available online at weitzinvestments.com or by calling us toll-free at 1-800-304-9745.

Investment Adviser. Weitz Investment Management, Inc. serves as the Core Plus Fund’s investment adviser.

Portfolio Managers. Thomas D. Carney, CFA and Nolan P. Anderson are jointly and primarily responsible for the day-to-day management of the Core Plus Fund. Both Mr. Carney and Mr. Anderson have been portfolio managers of the Core Plus Fund since its inception.

Purchase and Sale of Fund Shares. The Core Plus Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” Individual Shares of the Core Plus Fund may only be purchased and sold in secondary market transactions through a broker dealer. Because Shares are listed for trading on the Exchange and trade at market prices rather than NAV, Shares may trade at a price that is greater than, at, or less than, NAV. Investors may incur costs attributable to the differences between the highest price a buyer is willing to pay to purchase shares of the Core Plus Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including the Core Plus Fund’s NAV, premiums and discounts, and bid-ask spreads, is available online at www.weitzinvestments.com.

Tax Information. The Core Plus Fund’s distributions are taxable to you, and will be taxed as ordinary income or capital gains (or a combination of both), unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Core Plus Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Core Plus Fund and its related companies may pay the intermediary for the sale of Core Plus Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Core Plus Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8

Summary Section – Weitz Multisector Bond ETF

Investment Objective.

The primary investment objective of the Weitz Multisector Bond ETF (the “Multisector Fund”) is to provide a high level of current income.

A secondary investment objective is capital appreciation.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Multisector Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses(1)	2.63%
Total Annual Fund Operating Expenses	3.13%
Fee Waiver and Expense Reimbursements(1)	(2.48)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursements	0.65%

(1)	Pursuant to an operating expense limitation agreement between Weitz Investment Management, Inc. (the “Adviser”) and the Trust, on behalf of the Multisector Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Multisector Fund to ensure that Total Annual Fund Operating Expenses for the Multisector Fund (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 0.65% of the Multisector Fund’s average net assets through September 30, 2027. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Multisector Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.

This Example is intended to help you compare the cost of investing in the Multisector Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Multisector Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Multisector Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through September 30, 2027. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$66	$732	$1,423	$3,265

Portfolio Turnover.

The Multisector Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Multisector Fund’s performance. From November 4, 2025 (inception date) through May 31, 2026, the Fund’s portfolio turnover rate was 40% of the average value of the portfolio for such period of time.

9

Principal Investment Strategies.

The Multisector Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities.  Instead, it uses an active investment strategy that seeks to meet its investment objective. Under normal circumstances, the Multisector Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds and related derivative instruments that provide exposure to bonds.

Bonds include debt securities such as: (1) structured products, such as agency and non-agency residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities (such as automobile loans, credit card receivables, other consumer loans and other debt securitizations), and collateralized obligations (such as collateralized debt obligations, collateralized loan obligations and collateralized mortgage obligations) (collectively, “Structured Products)”, (2) corporate debt securities, (3) loans and participation interests in loans or loan pools, such as bank loans, commercial loans, mortgage loans and consumer loans (collectively, “Loans”), (4) U.S. Government securities (including securities issued by government-sponsored enterprises) and (5) securities issued by foreign governments, which may include sovereign debt.

The Multisector Fund may invest in obligations of any credit quality, including obligations rated below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, obligations that we determine to be of comparable credit quality. The Multisector Fund may invest a significant portion of its assets in below-investment-grade obligations, but does not target a fixed allocation to such obligations.  Its exposure may vary significantly over time based on our assessment of market conditions, relative value, individual investment opportunities and our investment outlook.

The Multisector Fund may, but is not required to, use derivatives—including options, credit default swaps, credit default swap index products, bond and interest rate futures—as well as derivatives based on foreign currencies, such as futures and forwards. The Multisector Fund may use derivatives for a variety of purposes, including to attempt to hedge against adverse changes in the market price of securities, interest rates; as a substitute for purchasing or selling securities; to attempt to increase the fund’s return; to manage portfolio characteristics; and as a cash flow management technique. The Multisector Fund may choose not to make use of derivatives for a variety of reasons, including, but not limited to, market conditions, our investment outlook, regulatory restrictions, liquidity concerns, or the determination that derivative strategies are not appropriate given the Fund’s current investment objectives or risk profile, and any use may be limited by applicable law and regulations. These derivative instruments will count toward the Multisector Fund’s 80% policy only if they have economic characteristics similar to the securities included within that policy.

The Multisector Fund may invest in debt securities of all maturities and in debt securities across multiple sectors. We select debt securities whose yield is sufficiently attractive in view of the risks of ownership. In deciding whether the Multisector Fund should invest in particular debt securities, we consider a number of factors such as the price, coupon and yield-to-maturity, as well as the credit quality of the issuer. We review the terms of the debt security, including subordination, default, sinking fund, and early redemption provisions.

The Multisector Fund may also invest in common stocks, preferred stocks and securities convertible into stocks.

The Multisector Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies, without limit.

10

The Multisector Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

If we determine that circumstances warrant, a greater portion of the Multisector Fund’s portfolio may be retained in cash and cash equivalents such as U.S. Government securities or other high-quality debt securities. In the event that the Multisector Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Multisector Fund. The following summarizes the principal risks of investing in the Multisector Fund.

●	Active Management Risk The investment adviser’s judgment about the attractiveness, value or potential appreciation of the Multisector Fund’s investments may prove to be incorrect. The Multisector Fund could underperform other funds with similar objectives or investment strategies if the Multisector Fund’s overall investment selections or strategies fail to produce the intended results.

●	Call Risk Certain debt securities may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date. Call risk is the risk, especially during periods of falling interest rates, that an issuer will call or repay a debt security before its maturity date, likely causing the Multisector Fund to reinvest the proceeds at a lower interest rate, and thereby decreasing the Multisector Fund’s income.

●	Credit Risk The risk that the issuer of a debt security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to fall. In general, lower-rated debt securities may have greater credit risk than investment grade securities.

●	Debt Securities Liquidity Risk Debt securities purchased by the Multisector Fund may be illiquid at the time of purchase or may be liquid at the time of purchase but subsequently become illiquid due to, among other things, events relating to the issuer of the securities (e.g., changes to the market’s perception of the credit quality of the issuer), market events, economic conditions, investor perceptions or lack of market participants. The Multisector Fund may be unable to sell illiquid securities on short notice or only at a price below current value.

●	Derivatives Risk Derivatives are instruments, such as futures, options, forward contracts and credit default swaps, whose value is derived from that of other assets, rates or indices. The use of derivatives may carry more risk than other types of investments. Derivatives are subject to a number of risks including leverage, counterparty, liquidity, interest rate, market, credit, management and legal risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and in some cases the Multisector Fund could lose more than the principal amount invested. Derivative strategies may also involve leverage, which may further exaggerate a loss.

11

With regard to credit default swaps, the Multisector Fund could sell a credit default swap, by receiving a fee for promising to pay a third party, if a borrower or securities issuer defaults on its promised payments. The Multisector Fund could buy a credit default swap, by paying a fee to a third party, who would promise to pay the Multisector Fund, if a borrower/issuer defaults on its promised payments. When the Multisector Fund enters into a credit default swap, the Multisector Fund’s credit risk increases since the Multisector Fund has exposure to both the original borrower/issuer, and to the third party. Credit default swaps involve heightened risks and may result in losses to the Multisector Fund. Credit default swaps may also be illiquid and difficult to value.

Additionally, the Multisector Fund’s potential use of foreign currency derivatives carries specific risks. These derivatives, along with direct foreign currency investments, are subject to the risk that foreign currencies will decline against the U.S. dollar, or that the U.S. dollar will decline against a hedged currency. Foreign currency rates can fluctuate sharply due to interest rates, inflation, trade balances, government actions (or inaction), or political events. This volatility can negatively impact the Fund’s returns. Currency risk can be particularly high for transactions tied to emerging market countries, presenting market, credit, currency, liquidity, legal, and political risks that may be greater than those in developed foreign countries.

●	Early Close/Trading Halt Risk An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Multisector Fund from buying or selling certain securities or financial instruments. In these circumstances, the Multisector Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

●	Equity Securities Risk Fluctuations in the value of equity securities held by the Multisector Fund will cause the net asset value (“NAV”) of the Multisector Fund and the price of its shares (“Shares”) to fluctuate. Common stock of an issuer in the Multisector Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	ETF Structure Risk The Multisector Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Authorized Participant Risk Only an Authorized Participant may engage in creation or redemption transactions directly with the Multisector Fund. The Multisector Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Multisector Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, the Multisector Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

○	Not Individually Redeemable Shares are not individually redeemable to retail investors and may be redeemed only by the Multisector Fund only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

12

○	Trading Issues An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○	Market Price Variance Risk The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

■	In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

■	The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

○	Failure to Meet Investment Objective Risk There can be no assurance that the Multisector Fund will meet its investment objective.

●	Foreign Currency Risk. If the Multisector Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives or other instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates in foreign (non-U.S.) countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Multisector Fund’s investments in foreign (non-U.S.) currencies and/or foreign currency-denominated securities may reduce the returns of the Multisector Fund.

13

Currency risk may be particularly high to the extent that the Multisector Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries. These currency transactions may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries.

●	Government-Sponsored Enterprises Risk Obligations of U.S. Government agencies and authorities (such as Fannie Mae and Freddie Mac) are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. The Multisector Fund may purchase residential mortgage-backed securities or other Structured Products that are sponsored by U.S. Government agencies and authorities, and may purchase debt securities directly issued by U.S. Government agencies and authorities. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of obligations of U.S. Government agencies and authorities may be affected by changes in the credit rating of the U.S. Government.

●	Interest Rate Risk Debt securities are subject to interest rate risk because the prices of debt securities tend to move in the opposite direction of interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). When interest rates rise, debt securities prices fall. When interest rates fall, debt securities prices rise. Changing interest rates may have sudden and unpredictable effects in the markets and on the Multisector Fund’s investments. In general, debt securities with longer maturities are more sensitive to changes in interest rates.

●	Loan Investment Risk Investments in Loans and participation interests in Loans are subject to credit risk, including the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Multisector Fund, a reduction in the value of the investment and a potential decrease in the Multisector Fund’s NAV per share. Also, increases in interest rates may lead to an increase in loan defaults. In the event of a loan borrower’s non-payment of scheduled interest or principal, there can be no assurance that any collateral securing a Loan could be readily liquidated, or that liquidation proceeds would satisfy the Loan borrower’s obligations. In the event of bankruptcy of a Loan borrower, the Multisector Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Loan. Loans in which the Multisector Fund may invest may be not rated by a rating agency, may be not registered with the SEC or any state securities commission, and will not be listed on any national securities exchange. The amount of public information available with respect to Loans will generally be less extensive than that available for registered or exchange-listed securities.

●	Market Risk As with any mutual fund, investment return and principal value will fluctuate, depending on general market conditions and other factors. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated. You may lose money if you invest in the Multisector Fund.

14

●	Non-Diversified Risk. The Multisector Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Multisector Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Multisector Fund’s NAV and may make the Fund more volatile than more diversified funds.

●	Non-Investment Grade Debt (Junk Bond) Securities Risk Non-investment grade debt securities (commonly referred to as “high yield” or “junk bonds”) are more speculative and involve a greater risk of default and price change than investment grade debt securities due to the issuer’s creditworthiness. The market prices of these securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in response to adverse economic changes, issuer developments or rising interest rates.

●	Non-U.S. Securities Risk The Multisector Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies. Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, sanctions, expropriation, limited disclosure and illiquid markets.

●	Structured Products Risk The term Structured Products includes a wide variety of investment products. Risks from Structured Products include (i) underlying collateral may not be adequate to make payments to investors, (ii) underlying collateral may default, decline in value or quality or be downgraded by a rating agency; (iii) the structure and complexity of the transaction and the legal documents could lead to disputes among investors and (iv) the Structured Product’s manager may perform poorly. Non-payment on a Structured Product would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the Multisector Fund’s NAV per share. In most cases, structured products are issued in several classes (sometimes called tranches), with different payment priorities. Generally, the lower classes are subordinated in priority of payments, and will be impacted first in case of an issuer’s non-payment of scheduled interest or principal. In some cases, the securities holders of one class must receive payment in full before the securities holders of a lower class receive any payments. The Multisector Fund may invest in any class of a Structured Product offering. Some Structured Products have credit ratings (or in some cases only certain classes of a Structured Product have credit ratings), but in many cases Structured Products do not have credit ratings. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws), which means (A) the security will not be traded on an exchange, (B) less information about the security may be available as compared to publicly offered securities, (C) only certain institutions may buy and sell the security, and (D) the security may have greater liquidity risk. There can be no assurance that a market will exist or will be active enough for the Multisector Fund to sell any Structured Product.

15

Your investment in the Multisector Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance.

Since the Multisector Fund has not yet completed a full calendar year of operations, no calendar year performance information is available. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Multisector Fund by showing the variability of the Multisector Fund’s return as compared to the Bloomberg U.S. Aggregate Index, which is an unmanaged index that is generally representative of the market for investment grade U.S. dollar-denominated, fixed-rate taxable bonds. Performance information for the Multisector Fund will be available online at weitzinvestments.com or by calling us toll-free at 1-800-304-9745.

Investment Adviser. Weitz Investment Management, Inc. serves as the Multisector Fund’s investment adviser.

Portfolio Managers. Thomas D. Carney, CFA and Nolan P. Anderson are jointly and primarily responsible for the day-to-day management of the Multisector Fund. Both Mr. Carney and Mr. Anderson have been portfolio managers of the Multisector Fund since its inception.

Purchase and Sale of Fund Shares. The Multisector Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” Individual Shares of the Multisector Fund may only be purchased and sold in secondary market transactions through a broker dealer. Because Shares are listed for trading on the Exchange and trade at market prices rather than NAV, Shares may trade at a price that is greater than, at, or less than, NAV. Investors may incur costs attributable to the differences between the highest price a buyer is willing to pay to purchase shares of the Multisector Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Multisector Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including the Multisector Fund’s NAV, premiums and discounts, and bid-ask spreads, is available online at www.weitzinvestments.com.

Tax Information. The Multisector Fund’s distributions are taxable to you, and will be taxed as ordinary income or capital gains (or a combination of both), unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Multisector Fund through a broker-dealer or other financial intermediary (such as a financial adviser), the Multisector Fund and/or its investment adviser may pay the intermediary an administrative fee to compensate them for the services they provide (commonly referred to as administrative fee payments). These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Multisector Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16

Summary Section – Weitz Short Duration Bond ETF

Investment Objective.

The investment objective of the Weitz Short Duration Bond ETF (the “Short Duration Fund”) is to provide current income consistent with the preservation of capital.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Short Duration Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	5.29%
Total Annual Fund Operating Expenses	5.69%
Fee Waiver and Expense Reimbursements(1)	(5.24)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursements	0.45%

(1)	Pursuant to an operating expense limitation agreement between the Adviser and the Trust, on behalf of the Short Duration Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Short Duration Fund to ensure that Total Annual Fund Operating Expenses for the Short Duration Fund (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 0.45% of the Fund’s average net assets through September 30, 2027. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Short Duration Fund for fees it waived and Short Duration Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.

This Example is intended to help you compare the cost of investing in the Short Duration Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Short Duration Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Short Duration Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through September 30, 2027. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$46	$1,228	$2,393	$5,237

Portfolio Turnover.

The Short Duration Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Short Duration Fund’s performance. From March 31, 2026 (inception date) through May 31, 2026, the Short Duration Fund’s portfolio turnover rate was 2.00% of the average value of the portfolio for such period of time.

17

Principal Investment Strategies.

The Short Duration Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective. Under normal circumstances, the Short Duration Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, bonds, including derivative instruments or other instruments that have economic characteristics similar to bonds. Bond include debt securities such as: (1) U.S. Government securities (including securities issued by government-sponsored enterprises); (2) structured products, such as agency and non-agency residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities (such as automobile loans, credit card receivables, other consumer loans and other debt securitizations), and collateralized obligations (such as collateralized debt obligations, collateralized loan obligations and collateralized mortgage obligations) (collectively, “Structured Products”); (3) corporate debt securities; (4) loans and participation interests in loans or loan pools, such as bank loans, commercial loans, mortgage loans and consumer loans (collectively, “Loans”); and (5) securities issued by foreign governments, which may include sovereign debt. The Fund may invest up to 15% of its total assets in debt securities which are unrated or non-investment grade (commonly referred to as “high yield” or “junk bonds”); however, U.S. Government securities, as described above, even if unrated, do not count toward this 15% limit. We consider investment grade to mean rated at least BBB- by one or more nationally recognized credit ratings firms.

The Short Duration Fund may, but is not required to, use derivatives, such as options, futures contracts, including bond and interest rate futures, and options on futures. The Short Duration Fund may use derivatives for a variety of purposes, including to attempt to hedge against adverse changes in the market price of securities, interest rates; as a substitute for purchasing or selling securities; to attempt to increase the Short Duration Fund’s return; to manage portfolio characteristics; and as a cash flow management technique. The Short Duration Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. These derivative instruments will count toward the Short Duration Fund’s 80% policy only if they have economic characteristics similar to the securities included within that policy.

The Short Duration Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies. We select debt securities whose yield is sufficiently attractive in view of the risks of ownership. In deciding whether the Short Duration Fund should invest in particular debt securities, we consider a number of factors such as the price, coupon and yield-to-maturity, as well as the credit quality of the issuer. We review the terms of the debt security, including subordination, default, sinking fund, and early redemption provisions.

The Short Duration Fund may invest in debt securities of all maturities, but expects to maintain an average effective duration between one to three and a half years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Short Duration Fund’s overall portfolio (or an individual debt security), the more sensitive its market price will be to changes in interest rates. For example, if interest rates increase by 1%, the market price of a debt security with a duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in interest rates will generally result in an increase of approximately 3% of that security’s market price.

The Short Duration Fund may also invest in common stocks, preferred stocks and securities convertible into stocks.

18

The Short Duration Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

If we determine that circumstances warrant, a greater portion of the Short Duration Fund’s portfolio may be retained in cash and cash equivalents such as U.S. Government securities or other high-quality debt securities. In the event that the Short Duration Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The following summarizes the principal risks of investing in the Fund.

●	Active Management Risk. The investment adviser’s judgment about the attractiveness, value or potential appreciation of the Short Duration Fund’s investments may prove to be incorrect. The Short Duration Fund could underperform other funds with similar objectives or investment strategies if the Short Duration Fund’s overall investment selections or strategies fail to produce the intended results.

●	Call Risk. Certain debt securities may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date. Call risk is the risk, especially during periods of falling interest rates, that an issuer will call or repay a debt security before its maturity date, likely causing the Short Duration Fund to reinvest the proceeds at a lower interest rate, and thereby decreasing the Fund’s income.

●	Credit Risk. The risk that the issuer of a debt security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to fall. In general, lower-rated debt securities may have greater credit risk than investment grade securities.

●	Debt Securities Liquidity Risk. Debt securities purchased by the Short Duration Fund may be illiquid at the time of purchase or may be liquid at the time of purchase but subsequently become illiquid due to, among other things, events relating to the issuer of the securities (e.g., changes to the market’s perception of the credit quality of the issuer), market events, economic conditions, investor perceptions or lack of market participants. The Short Duration Fund may be unable to sell illiquid securities on short notice or only at a price below current value.

●	Derivatives Risk. Derivatives are instruments, such as futures, options and forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives may carry more risk than other types of investments. Derivatives are subject to a number of risks including leverage, counterparty, liquidity, interest rate, market, credit, operational, management and legal risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and in some cases the Fund could lose more than the principal amount invested. Derivative strategies may also involve leverage, which may further exaggerate a loss.

19

●	Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Short Duration Fund from buying or selling certain securities or financial instruments. In these circumstances, the Short Duration Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

●	Equity Securities Risk. Fluctuations in the value of equity securities held by the Short Duration Fund will cause the NAV of the Short Duration Fund and the price of its shares (“Shares”) to fluctuate. Common stock of an issuer in the Short Duration Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	ETF Structure Risk. The Short Duration Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Short Duration Fund. The Short Duration Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Short Duration Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, the Short Duration Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

○	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the Short Duration Fund only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

■	In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

20

■	The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

●	Failure to Meet Investment Objective Risk. There can be no assurance that the Short Duration Fund will meet its investment objective.

●	Government-Sponsored Enterprises Risk. Obligations of U.S. Government agencies and authorities (such as Fannie Mae and Freddie Mac) are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. The Short Duration Fund may purchase residential mortgage-backed securities or other Structured Products that are sponsored by U.S. Government agencies and authorities, and may purchase debt securities directly issued by U.S. Government agencies and authorities. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of obligations of U.S. Government agencies and authorities may be affected by changes in the credit rating of the U.S. Government.

●	Interest Rate Risk. Debt securities are subject to interest rate risk because the prices of debt securities tend to move in the opposite direction of interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). When interest rates rise, debt securities prices fall. When interest rates fall, debt securities prices rise. Changing interest rates may have sudden and unpredictable effects in the markets and on the Short Duration Fund’s investments. In general, debt securities with longer maturities are more sensitive to changes in interest rates.

●	Loan Investment Risk. Investments in Loans and participation interests in Loans are subject to credit risk, including the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Short Duration Fund, a reduction in the value of the investment and a potential decrease in the Short Duration Fund’s NAV per share. Also, increases in interest rates may lead to an increase in loan defaults. In the event of a loan borrower’s non-payment of scheduled interest or principal, there can be no assurance that any collateral securing a Loan could be readily liquidated, or that liquidation proceeds would satisfy the Loan borrower’s obligations. In the event of bankruptcy of a Loan borrower, the Short Duration Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Loan. Loans in which the Short Duration Fund may invest may not be rated by a rating agency, may not be registered with the SEC or any state securities commission, and will not be listed on any national securities exchange. The amount of public information available with respect to Loans will generally be less extensive than that available for registered or exchange-listed securities.

21

●	Market Risk. As with any mutual fund, investment return and principal value will fluctuate, depending on general market conditions and other factors. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated. You may lose money if you invest in the Short Duration Fund.

●	Non-Diversified Risk. The Short Duration Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Short Duration Fund’s NAV and may make the Short Duration Fund more volatile than more diversified funds.

●	Non-Investment Grade Debt (Junk Bond) Securities Risk. Non-investment grade debt securities (commonly referred to as “high yield” or “junk bonds”) are more speculative and involve a greater risk of default and price change than investment grade debt securities due to the issuer’s creditworthiness. The market prices of these securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in response to adverse economic changes, issuer developments or rising interest rates.

●	Non-U.S. Securities Risk. The Short Duration Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies. Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls (including tariffs), excessive taxation, sanctions, expropriation, limited disclosure and illiquid markets.

●	Structured Products Risk. The term Structured Products includes a wide variety of investment products. Risks from Structured Products include (i) underlying collateral may not be adequate to make payments to investors, (ii) underlying collateral may default, decline in value or quality or be downgraded by a rating agency; (iii) the structure and complexity of the transaction and the legal documents could lead to disputes among investors and (iv) the Structured Product’s manager may perform poorly. Non-payment on a Structured Product would result in a reduction of income to the Short Duration Fund, a reduction in the value of the investment and a potential decrease in the Short Duration Fund’s NAV per share. In most cases, structured products are issued in several classes (sometimes called tranches), with different payment priorities. Generally, the lower classes are subordinated in priority of payments and will be impacted first in case of an issuer’s non-payment of scheduled interest or principal. In some cases, the securities holders of one class must receive payment in full before the securities holders of a lower class receive any payments. The Short Duration Fund may invest in any class of a Structured Product offering. Some Structured Products have credit ratings (or in some cases only certain classes of a Structured Product have credit ratings), but in many cases Structured Products do not have credit ratings. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws), which means (A) the security will not be traded on an exchange, (B) less information about the security may be available as compared to publicly offered securities, (C) only certain institutions may buy and sell the security, and (D) the security may have greater liquidity risk. There can be no assurance that a market will exist or will be active enough for the Short Duration Fund to sell any Structured Product.

22

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance.

Since the Short Duration Fund has not yet completed a full calendar year of operations, no calendar year performance information is available. Once the Short Duration Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Short Duration Fund by showing the variability of the Short Duration Fund’s return as compared to the Bloomberg U.S. Aggregate Bond Index, which is an unmanaged index that is generally representative of the market for investment grade U.S. dollar-denominated, fixed-rate taxable bonds. Performance information for the Short Duration Fund will be available online at www.weitzinvestments.com or by calling us toll-free at 1-800-304-9745.

Investment Adviser. Weitz Investment Management, Inc. serves as the Fund’s investment adviser.

Portfolio Managers. Thomas D. Carney, CFA and Nolan P. Anderson are jointly and primarily responsible for the day-to-day management of the Short Duration Fund. Both Mr. Carney and Mr. Anderson have been portfolio managers of the Short Duration Fund since its inception.

Purchase and Sale of Fund Shares. The Short Duration Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” Individual Shares of the Fund may only be purchased and sold in secondary market transactions through a broker dealer. Because Shares are listed for trading on the Exchange and trade at market prices rather than NAV, Shares may trade at a price that is greater than, at, or less than, NAV. Investors may incur costs attributable to the differences between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Short Duration Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including the Short Duration Fund’s NAV, premiums and discounts, and bid-ask spreads, is available online at www.weitzinvestments.com.

Tax Information. The Short Duration Fund’s distributions are taxable to you, and will be taxed as ordinary income or capital gains (or a combination of both), unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Short Duration Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Short Duration Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Short Duration Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

23

Additional Information About Principal Investment Strategies and Related Risks

Investment Objective

Fund	Investment Objective
Weitz Core Plus Bond ETF	Current income and capital preservation and a secondary objective of long term capital appreciation
Weitz Multisector Bond ETF	High level of current income and a secondary objective of capital appreciation
Weitz Short Duration Bond ETF	Current income consistent with preservation of capital

Each Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

Principal Investment Strategies

Weitz Core Plus Bond ETF

Under normal circumstances, the Core Plus Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds and related derivative instruments. This policy, which is non-fundamental, may be changed without shareholder approval and the Core Plus Fund will notify its shareholders at least 60 days before any change to this policy.

Bonds include debt securities such as: (1) U.S. Government securities (including securities issued by government-sponsored enterprises); (2) structured products, such as agency and non-agency residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities (such as automobile loans, credit card receivables, other consumer loans and other debt securitizations), and collateralized obligations (such as collateralized debt obligations, collateralized loan obligations and collateralized mortgage obligations) (collectively, “Structured Products”); (3) corporate debt securities; (4) loans and participation interests in loans or loan pools, such as bank loans, commercial loans, mortgage loans and consumer loans (collectively, “Loans”) and (5) securities issued by foreign governments, which may include sovereign debt.

The Core Plus Fund may invest up to 25% of its total assets in debt securities that are rated non-investment grade (commonly referred to as “high yield” or “junk bonds”). We consider non-investment grade to mean rated less than BBB- by one or more nationally recognized credit ratings firms.

The Core Plus Fund may, but is not required to, use derivatives—including options, bond and interest rate futures. The Core Plus Fund may use derivatives for a variety of purposes, including to attempt to hedge against adverse changes in the market price of securities, interest rates; as a substitute for purchasing or selling securities; to attempt to increase the Core Plus Fund’s return; to manage portfolio characteristics; and as a cash flow management technique. The Core Plus Fund may choose not to make use of derivatives for a variety of reasons, including, but not limited to, market conditions, our investment outlook, regulatory restrictions, liquidity concerns, or the determination that derivative strategies are not appropriate given the Core Plus Fund’s current investment objectives or risk profile, and any use may be limited by applicable law and regulations. These derivative instruments will count toward the Core Plus Fund’s 80% policy only if they have economic characteristics similar to the securities included within that policy.

24

The Core Plus Fund may invest in debt securities of all maturities, but anticipates maintaining a dollar-weighted average maturity of less than ten years. The Core Plus Fund may invest in debt securities across multiple sectors. We select debt securities whose yield is sufficiently attractive in view of the risks of ownership. In deciding whether the Core Plus Fund should invest in particular debt securities, we consider a number of factors such as the price, coupon and yield-to-maturity, as well as the credit quality of the issuer. We review the terms of the debt security, including subordination, default, sinking fund, and early redemption provisions.

The Core Plus Fund may also invest in common stocks, preferred stocks and securities convertible into stocks.

The Core Plus Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies, without limit.

The Core Plus Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

If we determine that circumstances warrant, a greater portion of the Core Plus Fund’s portfolio may be retained in cash and cash equivalents such as U.S. Government securities or other high-quality debt securities. In the event that the Core Plus Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Weitz Multisector Bond ETF

Under normal circumstances, the Multisector Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds and related derivative instruments that provide exposure to bonds. This policy, which is non-fundamental, may be changed without shareholder approval and the Multisector Fund will notify its shareholders at least 60 days before any change to this policy.

Bonds include debt securities such as: (1) structured products, such as agency and non-agency residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities (such as automobile loans, credit card receivables, other consumer loans and other debt securitizations), and collateralized obligations (such as collateralized debt obligations, collateralized loan obligations and collateralized mortgage obligations), (2) corporate debt securities, (3) loans and participation interests in loans or loan pools, such as bank loans, commercial loans, mortgage loans and consumer loans (“Loans”), (4) U.S. Government securities (including securities issued by government-sponsored enterprises) and (5) securities issued by foreign governments, which may include sovereign debt.

The Multisector Fund may invest in obligations of any credit quality , including obligations rated below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, obligations that we determine to be of comparable credit quality. The Multisector Fund may invest a significant portion of its assets in below-investment-grade obligations, but does not target a fixed allocation to such obligations.  Its exposure may vary significantly over time based on our assessment of market conditions, relative value, individual investment opportunities and our investment outlook.

25

The Multisector Fund may, but is not required to, use derivatives—including options, credit default swaps, credit default swap index products, bond and interest rate futures—as well as derivatives based on foreign currencies, such as futures and forwards. The Multisector Fund may use derivatives for a variety of purposes, including to attempt to hedge against adverse changes in the market price of securities, interest rates; as a substitute for purchasing or selling securities; to attempt to increase the fund’s return; to manage portfolio characteristics; and as a cash flow management technique. The Multisector Fund may choose not to make use of derivatives for a variety of reasons, including, but not limited to, market conditions, our investment outlook, regulatory restrictions, liquidity concerns, or the determination that derivative strategies are not appropriate given the Fund’s current investment objectives or risk profile, and any use may be limited by applicable law and regulations. These derivative instruments will count toward the Multisector Fund’s 80% policy only if they have economic characteristics similar to the securities included within that policy.

The Multisector Fund may invest in debt securities of all maturities and in debt securities across multiple sectors. We select debt securities whose yield is sufficiently attractive in view of the risks of ownership. In deciding whether the Multisector Fund should invest in particular debt securities, we consider a number of factors such as the price, coupon and yield-to-maturity, as well as the credit quality of the issuer. We review the terms of the debt security, including subordination, default, sinking fund, and early redemption provisions.

The Multisector Fund may also invest in common stocks, preferred stocks and securities convertible into stocks.

The Multisector Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies, without limit.

The Multisector Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

If we determine that circumstances warrant, a greater portion of the Multisector Fund’s portfolio may be retained in cash and cash equivalents such as U.S. Government securities or other high-quality debt securities. In the event that the Multisector Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Weitz Short Duration Bond ETF

Under normal circumstances, the Short Duration Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds, including derivative instruments or other instruments that have economic characteristics similar to bonds. This policy, which is non-fundamental, may be changed without shareholder approval and the Fund will notify its shareholders at least 60 days before any change to this policy.

Bonds include debt securities such as : (1) U.S. Government securities (including securities issued by government-sponsored enterprises); (2) structured products, such as agency and non-agency residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities (such as automobile loans, credit card receivables, other consumer loans and other debt securitizations), and collateralized obligations (such as collateralized debt obligations, collateralized loan obligations and collateralized mortgage obligations) (collectively, “Structured Products”); (3) corporate debt securities; (4) loans and participation interests in loans or loan pools, such as bank

26

loans, commercial loans, mortgage loans and consumer loans (collectively, “Loans”); and (5) securities issued by foreign governments, which may include sovereign debt.

The Short Duration Fund may also invest up to 15% of its total assets in debt securities which are unrated or non-investment grade (commonly referred to as “high yield” or “junk bonds”); however, U.S. Government securities, as described above, even if unrated, do not count toward this 15% limit. We consider investment grade to mean rated at least BBB- by one or more nationally recognized credit ratings firms.

The Short Duration Fund may, but is not required to, use derivatives—including options, bond and interest rate futures. The Fund may use derivatives for a variety of purposes, including to attempt to hedge against adverse changes in the market price of securities, interest rates; as a substitute for purchasing or selling securities; to attempt to increase the Short Duration Fund’s return; to manage portfolio characteristics; and as a cash flow management technique. The Short Duration Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. These derivative instruments will count toward the Short Duration Fund’s 80% policy only if they have economic characteristics similar to the securities included within that policy.

The Short Duration Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies. We select debt securities whose yield is sufficiently attractive in view of the risks of ownership. In deciding whether the Short Duration Fund should invest in particular debt securities, we consider a number of factors such as the price, coupon and yield-to-maturity, as well as the credit quality of the issuer. We review the terms of the debt security, including subordination, default, sinking fund, and early redemption provisions.

The Short Duration Fund may invest in debt securities of all maturities, but expects to maintain an average effective duration of between one to three and a half years.

The Short Duration Fund may also invest in common stocks, preferred stocks and securities convertible into stocks.

The Short Duration Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

If we determine that circumstances warrant, a greater portion of the Short Duration Fund’s portfolio may be retained in cash and cash equivalents such as U.S. Government securities or other high-quality debt securities. In the event that the Short Duration Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period

General Investment Policies for the Funds

Securities Lending. To generate additional income, each Fund may lend its portfolio securities to qualified banks, broker-dealers and financial institutions (referred to as “borrowers”), provided that: (i) the loan is continuously secured by collateral in cash, cash equivalents, bank letters of credit or U.S. Government securities equal to at least 100% of the value of the loaned securities, and such collateral must be valued, or “marked to market,” daily (borrowers are required to furnish additional collateral to the Fund as necessary to fully cover their obligations); (ii) the loan may be recalled at any time by a Fund and the loaned securities be returned; (iii) a Fund will receive any interest, dividends or other distributions paid on the loaned securities; and (iv) the aggregate value of the loaned securities will

27

not exceed 33 1/3% of a Fund’s total assets. The Funds generally retain part or all of the interest received on investment of the cash collateral or receive a fee from the borrower. While this practice will not impact each Fund’s principal investment strategy, it does subject the Funds to the securities lending risk described in this Prospectus.

Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral, which may result in a loss of money by a Fund or a delay in recovering the loaned securities. In addition, in the event of bankruptcy of the borrower, a Fund could experience delays in recovering the loaned securities or only recover cash or a security of equivalent value. Therefore, a Fund will only enter into portfolio loans after a review of all pertinent factors by the Adviser under the supervision of the Board, including the creditworthiness of the borrower and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Adviser. The Board of Trustees has a fiduciary obligation to recall a loan in time to vote proxies if fund management has knowledge of a material vote with respect to the loaned securities and each Fund will attempt to recall a loaned security to permit the exercise of voting or consent rights if the matter involved would have a material effect on a Fund’s investment in the security. The costs of securities lending are not reflected in the “Annual Fund Operating Expenses” table or “Expense Example” above.

Principal Risks of Investing in the Funds

Before investing in the Funds, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Funds. The value of your investment in a Fund will go up and down with the prices of the securities in which the Fund invests. The following summarizes the principal risks of investing in the Funds.

●	Active Management Risk. The Adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact a Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

●	Call Risk. Certain debt securities may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date. Call risk is the risk, especially during periods of falling interest rates, that an issuer will call or repay a debt security before its maturity date, likely causing a Fund to reinvest the proceeds at a lower interest rate, and thereby decreasing a Fund’s income.

●	Credit Risk. The risk that the issuer of a debt security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to fall. In general, lower-rated debt securities may have greater credit risk than investment grade securities.

●	Debt Securities Liquidity Risk. Debt securities purchased by a Fund may be illiquid at the time of purchase or may be liquid at the time of purchase but subsequently become illiquid due to, among other things, events relating to the issuer of the securities (e.g., changes to the market’s perception of the credit quality of the issuer), market events, economic conditions, investor perceptions or lack of market participants. Each Fund may be unable to sell illiquid securities on short notice or only at a price below current value.

28

●	Derivatives Risk. Derivatives are instruments, such as futures, options, forward contracts and credit default swaps, whose value is derived from that of other assets, rates or indices. The use of derivatives may carry more risk than other types of investments. Derivatives are subject to a number of risks including leverage, counterparty, liquidity, interest rate, market, credit, management and legal risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and in some cases a Fund could lose more than the principal amount invested. Derivative strategies may also involve leverage, which may further exaggerate a loss.

With regard to credit default swaps (Multisector Fund only), the Multisector Fund can sell a credit default swap, by receiving a fee for promising to pay a third party, if a borrower or securities issuer defaults on its promised payments. The Multisector Fund can buy a credit default swap, by paying a fee to a third party, who would promise to pay a Fund, if a borrower/issuer defaults on its promised payments. When the Multisector Fund enters into a credit default swap, the Multisector Fund’s credit risk increases since the Multisector Fund has exposure to both the original borrower/issuer, and to the third party. Credit default swaps involve heightened risks and may result in losses to the Multisector Fund. Credit default swaps may also be illiquid and difficult to value.

Additionally, the Multisector Fund’s potential use of foreign currency derivatives carries specific risks. These derivatives, along with direct foreign currency investments, are subject to the risk that foreign currencies will decline against the U.S. dollar, or that the U.S. dollar will decline against a hedged currency. Foreign currency rates can fluctuate sharply due to interest rates, inflation, trade balances, government actions (or inaction), or political events. This volatility can negatively impact the Fund’s returns. Currency risk can be particularly high for transactions tied to emerging market countries, presenting market, credit, currency, liquidity, legal, and political risks that may be greater than those in developed foreign countries.

●	Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent a Fund from buying or selling certain securities or financial instruments. In these circumstances, a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

●	Equity Securities Risk. Fluctuations in the value of equity securities held by a Fund will cause the NAV of the Fund and the price of its Shares to fluctuate.

○	Common Stock Risk. Common stock of an issuer may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

○	Preferred Stock Risk. Generally, preferred stockholders have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have

29

accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that an issuer will default and fail to make scheduled dividend payments on the preferred stock).

●	ETF Structure Risk. Each Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Authorized Participant Risk. Only an authorized participant may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to a Fund and no other authorized participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

○	Not Individually Redeemable. Shares are not redeemable by retail investors and may be redeemed only by authorized participants at NAV and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares and lead to a difference in the market price of the Shares and their underlying value.

○	Market Price Variance Risk. Individual Shares of a Fund that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruptions, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. A Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those authorized participants creating and redeeming directly with a Fund.

■	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and a Fund’s NAV.

■	The market price for the Shares may deviate from a Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.

30

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from a Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s NAV.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of a Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and a Fund’s NAV.

●	Failure to Meet Investment Objective Risk. There can be no assurance that a Fund will meet its investment objective.

●	Foreign Currency Risk (Multisector Fund only). If the Multisector Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives or other instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates in foreign (non-U.S.) countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Multisector Fund’s investments in foreign (non-U.S.) currencies and/or foreign currency-denominated securities may reduce the returns of the Multisector Fund.

Currency risk may be particularly high to the extent that the Multisector Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries. These currency transactions may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries.

●	Government-Sponsored Enterprises Risk. Obligations of U.S. Government agencies and authorities (such as Fannie Mae and Freddie Mac) are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. Each Fund may purchase residential mortgage-backed securities or other Structured Products that are sponsored by U.S. Government agencies and authorities, and may purchase debt securities directly issued by U.S. Government agencies and authorities. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of obligations of U.S. Government agencies and authorities may be affected by changes in the credit rating of the U.S. Government.

●	Interest Rate Risk. Debt securities are subject to interest rate risk because the prices of debt securities tend to move in the opposite direction of interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). When interest rates rise, debt securities prices fall. When

31

interest rates fall, debt securities prices rise. Changing interest rates may have sudden and unpredictable effects in the markets and on a Fund’s investments. In general, debt securities with longer maturities are more sensitive to changes in interest rates.

●	Loan Investment Risk. Investments in Loans and participation interests in Loans are subject to credit risk, including the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to a Fund, a reduction in the value of the investment and a potential decrease in a Fund’s NAV per share. Also, increases in interest rates may lead to an increase in loan defaults. In the event of a loan borrower’s non-payment of scheduled interest or principal, there can be no assurance that any collateral securing a Loan could be readily liquidated, or that liquidation proceeds would satisfy the Loan borrower’s obligations. In the event of bankruptcy of a Loan borrower, a Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Loan. Loans in which a Fund may invest may be not rated by a rating agency, may be not registered with the SEC or any state securities commission, and will not be listed on any national securities exchange. The amount of public information available with respect to Loans will generally be less extensive than that available for registered or exchange-listed securities.

●	Market Risk. As with any mutual fund, investment return and principal value will fluctuate, depending on general market conditions and other factors. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated. You may lose money if you invest in a Fund.

●	Non-Diversified Risk. Investment companies are classified as either “diversified” or “non-diversified” under the 1940 Act. Each Fund is classified as a “non-diversified” investment company under the 1940 Act, although each is diversified for Internal Revenue Code purposes. An investment company classified as “diversified” under the 1940 Act is subject to certain limitations with respect to the value of the company’s assets invested in particular issuers. As a non-diversified investment company, each Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively higher proportion of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on a Fund’s NAV and may make the Fund more volatile than more diversified funds.

●	Non-Investment Grade Debt (Junk Bond) Securities Risk. Non-investment grade debt securities (commonly referred to as “high yield” or “junk bonds”) are more speculative and involve a greater risk of default and price change than investment grade debt securities due to the issuer’s creditworthiness. The market prices of these securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in response to adverse economic changes, issuer developments or rising interest rates.

●	Non-U.S. Securities Risk. Each Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies. Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, sanctions, expropriation, limited disclosure and illiquid markets.

32

●	Structured Products Risk. The term Structured Products includes a wide variety of investment products. Risks from Structured Products include (i) underlying collateral may not be adequate to make payments to investors, (ii) underlying collateral may default, decline in value or quality or be downgraded by a rating agency; (iii) the structure and complexity of the transaction and the legal documents could lead to disputes among investors and (iv) the Structured Product’s manager may perform poorly. Non-payment on a Structured Product would result in a reduction of income to a Fund, a reduction in the value of the investment and a potential decrease in a Fund’s NAV per share. In most cases, structured products are issued in several classes (sometimes called tranches), with different payment priorities. Generally, the lower classes are subordinated in priority of payments, and will be impacted first in case of an issuer’s non-payment of scheduled interest or principal. In some cases, the securities holders of one class must receive payment in full before the securities holders of a lower class receive any payments. A Fund may invest in any class of a Structured Product offering. Some Structured Products have credit ratings (or in some cases only certain classes of a Structured Product have credit ratings), but in many cases Structured Products do not have credit ratings. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws), which means (A) the security will not be traded on an exchange, (B) less information about the security may be available as compared to publicly offered securities, (C) only certain institutions may buy and sell the security, and (D) the security may have greater liquidity risk. There can be no assurance that a market will exist or will be active enough for a Fund to sell any Structured Product.

Your investment in a Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Other Risks

Each Fund is also subject to the following additional non-principal investment risks:

●	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of each Fund’s assets and distributions may decline. Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and each Fund’s investments may not keep pace with inflation, which may increase the risk of lower relative returns.

●	Information Risk. The risk that key information about a security is inaccurate or unavailable. Securities issued in initial public or private offerings often involve greater information risk than other equity securities due to a lack of historical public information.

●	Investments in Exchange Traded Funds. A Fund may invest in shares of one or more other ETFs. ETFs that are based on an index incur certain expenses not incurred by their applicable index and, as such, a Fund will incur additional expenses as a result of investing in an ETF. ETFs that are based on an index may not be able to replicate and maintain exactly the composition and relative weightings of securities in the applicable index.

33

●	Investments in Other Investment Companies. A Fund may invest in the shares of other investment companies, including non-affiliated money market funds. Investing in the shares of other investment companies involves the risk that such other investment companies will not achieve their objectives or will achieve a yield or return that is lower than that of the Fund. To the extent that the Fund is invested in the shares of other investment companies, the Fund will incur additional expenses due to the duplication of fees and expenses as a result of investing in investment company shares.

●	Operational and Cybersecurity Risk. Fund operations, including business, financial, accounting, data processing systems or other operating systems and facilities may be disrupted, disabled or damaged as a result of a number of factors, including events that are wholly or partially beyond our control. For example, there could be electrical or telecommunications outages; degradation or loss of internet or web services; natural disasters, such as earthquakes, tornadoes and hurricanes; disease pandemics; or events arising from local or larger scale political or social events, as well as terrorist acts.

Each Fund is also subject to the risk of potential cyber incidents, which may include, but are not limited to, the harming of or unauthorized access to digital systems (for example, through “hacking” or infection by computer viruses or other malicious software code), denial-of-service attacks on websites, and the inadvertent or intentional release of confidential or proprietary information. Cyber incidents may, among other things, harm Fund operations, result in financial losses to the Fund and its shareholders, cause the release of confidential or highly restricted information, and result in regulatory penalties, reputational damage, and/or increased compliance, reimbursement or other compensation costs. Fund operations that may be disrupted or halted due to a cyber incident include trading, the processing of shareholder transactions, and the calculation of each Fund’s NAV.

Issues affecting operating systems and facilities through cyber incidents, any of the scenarios described above, or other factors, may harm a Fund by affecting the Adviser, or other service providers, or issuers of securities in which the Fund invests. Although a Fund has business continuity plans and other safeguards in place, including what the Fund believes to be robust information security procedures and controls, there is no guarantee that these measures will prevent cyber incidents or prevent or ameliorate the effects of significant and widespread disruption to our physical infrastructure or operating systems. Furthermore, a Fund cannot directly control the security or other measures taken by unaffiliated service providers or the issuers of securities in which the Fund invests. Such risks at issuers of securities in which a Fund invests could result in material adverse consequences for such issuers and may cause the Fund’s investment in such securities to lose value.

●	Preferred Securities Risk. In addition to credit risk, investment in preferred securities carries certain risks including:

○	Deferral Risk. Traditional preferred securities contain provisions that allow an issuer, under certain conditions, to skip (in the case of “noncumulative” preferred securities) or defer (in the case of “cumulative” preferred securities) dividend payments. Fully taxable or hybrid preferred securities may contain provisions that allow an issuer, at its discretion, to defer distributions for up to 20 consecutive quarters. If a Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income.

34

○	Redemption Risk. Preferred securities may contain provisions that allow for redemption in the event of tax or security law changes in addition to call features at the option of the issuer. In the event of redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return.

○	Limited Voting Rights. Preferred securities may not provide any voting rights, except in cases when dividends are in arrears beyond a certain time period, which varies by issue.

○	Subordination. Preferred securities are subordinated to debt securities in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities.

●	Securities Lending Risk. Each Fund may engage in securities lending. Each Fund may loan up to one-third of the value of the Fund’s total assets (including the value of any collateral received) to approved borrowers. Each loan may be secured by collateral in the form of cash or U.S. Government securities. Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all, or the Fund loses its rights in the collateral should the borrower fail financially. Each Fund could also lose money in the event of a decline in the value of any collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. Securities lending also involves exposure to certain additional risks, including operational risk (the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (the risk of a mismatch between the return on cash collateral investments and the fees the Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk.

Portfolio Holdings Information

Each Fund’s portfolio holdings will be disclosed each day on its website at www.weitzinvestments.com. A description of each Fund’s policies and procedures regarding the release of portfolio holding information is available in the Funds’ Statement of Additional Information (“SAI”).

Management of the Funds

The Adviser

Weitz Investment Management, Inc., located at Blackstone Plaza, 3555 Farnam Street, Suite 800, Omaha, Nebraska 68131, serves as each Fund’s investment adviser. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.

Subject to the oversight of the Board of Trustees, the Adviser is responsible for overseeing the management of the Funds’ investments and providing certain administrative services and facilities under an advisory agreement between the Funds and the Adviser (the “Investment Advisory Agreement”).

35

Pursuant to the Advisory Agreement, each Fund pays the Adviser a management fee, computed daily and paid monthly, based on the Fund’s average daily net assets at the following annual rates:

Fund	Management Fee Annual Rate
Core Plus Fund	0.40%
Multisector Fund	0.50%
Short Duration Bond	0.40%

Fund Expenses. Each Fund is responsible for its own operating expenses. In addition to investment advisory fees, each Fund pays other expenses including costs incurred in connection with the maintenance of securities law registration, printing and mailing prospectuses and statements of additional information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

Pursuant to an operating expense limitation agreement between the Adviser and the Trust on behalf of the Funds, the Adviser has agreed to reduce its management fees and/or pay expenses of the Funds to ensure that the total amount of Fund operating expenses (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses, including, but not limited to, litigation) do not exceed the following amounts until September 30, 2027.

Fund	Expense Limitation
Core Plus Fund	0.45%
Multisector Fund	0.65%
Short Duration Bond	0.45%

After its term, the expense limitation agreement is subject to annual re-approval by the Board of Trustees. The Adviser is permitted to receive reimbursement from a Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. The Funds must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated only by, or with the consent, of the Board of Trustees.

Portfolio Managers

Tom Carney. Mr. Carney is the co-portfolio manager for the Funds and the Co-Head of Fixed Income at the Adviser. Mr. Carney joined the Adviser in 1995 as a research analyst and was promoted to portfolio manager in 1996. Mr. Carney received his BS in Finance from the University of Nebraska at Omaha.

Nolan Anderson. Mr. Anderson is the co-portfolio manager for the Funds and the Co-Head of Fixed Income at the Adviser. Mr. Anderson joined the Adviser in 2011 as a research analyst and was promoted to portfolio manager in 2014. Mr. Anderson received his BS in real estate and land use economics and an MBA from the University of Nebraska at Omaha.

36

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities of the Funds.

Shareholder Information

How Shares are Priced

Shares of a Fund are bought and sold at two different prices and in two different ways depending upon the type of investor as described below.

All investors including retail investors and authorized participants may buy and sell Shares in secondary market transactions through brokers at market prices and the Shares will trade at market prices.

Only authorized participants may buy and redeem Shares from a Fund directly and those transactions are effected at the Fund’s NAV. Purchases and redemptions from the Funds may only occur in creation units.

The NAV of a Fund is determined at close of regular trading of the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and custody fees, which are accrued daily. The determination of NAV for a Share for a particular day is applicable to all applications for the purchase of Shares, as well as all requests for the redemption of Shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, a Fund’s securities listed on an exchange are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchanges. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has appointed the Advisor as its designee (the “Valuation Designee”) for all fair value determinations and responsibilities with regard to the Funds, other than overseeing pricing service providers used by

37

the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to oversee the Valuation Designee’s fair value determinations effectively. The Valuation Designee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

The Funds may use independent pricing services to assist in calculating the value of the Fund’s securities.

If a Fund was to invest in foreign securities, market prices for foreign securities would not be determined at the same time of day as the NAV for the Fund. Because the Funds may invest directly or indirectly through underlying ETFs in securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds or underlying ETFs do not price their shares, the value of some of a Fund’s portfolio securities may change on days when authorized participants (“APs”) may not be able to purchase or redeem Fund shares.

In computing the NAV, the Funds value foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other funds to determine NAV, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund’s NAV is calculated based upon the NAVs of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Shareholders may obtain this information from the Funds’ SAI.

How to Purchase Shares

Buying and Selling Shares in the Secondary Market

Investors may buy and sell Shares of each Fund through a broker dealer on NYSE Arca, Inc. (the “Exchange”). Shares trade under the following ticker symbol: “WCPB, “WMSB” and WSDM.” Shares can be bought and sold on the Exchange throughout the trading day like shares of other publicly traded companies.

Shares of the Funds may be acquired or redeemed directly from a Fund only by Authorized Participants in Creation Units or multiples thereof, in creation or redemption transactions.

You may buy and sell individual Shares of the Fund only through a broker dealer in secondary market transactions on the Exchange. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as

38

observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Creation and Redemption Transactions

Each Fund issues and redeems Shares at NAV only in large blocks of Shares (each block of Shares is called a “Creation Unit”) to Authorized Participants that have entered into agreements with the Fund’s distributor. Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

Purchases and redemptions directly with a Fund must follow the Fund’s procedures, which are described in the SAI.

Premium/Discount Information

Investors who buy and sell Shares in secondary market transactions through brokers purchase and sell such Shares at market prices. The market price of Shares may be greater than, equal to, or less than a Fund’s NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Frequent Purchases and Redemptions of Fund Shares

The Board has not adopted a policy of monitoring for other frequent trading activity because Shares of the Funds are listed for trading on a national securities exchange.

39

Distributions and Taxes

Dividends, Distributions and Taxes

Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on a Fund’s portfolio that could arise from frequent cash redemption transactions. In a mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to a taxable event for the Fund or its ongoing shareholders. Share creations or redemptions that are transacted in cash are less efficient than shares that are created or redeemed in-kind.

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal income tax requirements.

No dividend reinvestment service is provided by the Funds. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Funds for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Funds purchased in the secondary market.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The U.S. federal income tax information in this Prospectus is provided as general information only. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

○	The Funds make distributions,

○	You sell your Shares listed on the Exchange, and

○	You purchase or redeem Creation Units.

U.S. Federal Income Taxes on Distributions

Each Fund is treated as a separate corporation for U.S. federal income tax purposes under the Internal Revenue Code of 1986, as amended (the “Code”) and intends to qualify and continue to

40

qualify as a regulated investment company (“RIC”) under Subchapter M of the Code for each taxable year. As a RIC, a Fund generally pays no federal income tax on the income and gains it distributes to you. Distributions from a Fund’s net investment income, including distributions out of a Fund’s net short-term capital gains, if any, are taxable to you as ordinary income for U.S. federal income tax purposes, except that a Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions), if any, generally are taxable to U.S. shareholders who are individuals and other non-corporate U.S. shareholders at the rates applicable to net capital gain, provided that such U.S. shareholders and a Fund satisfy holding period and other restrictions with respect to their Shares. A part of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporate U.S. shareholders provided certain holding period and other requirements are met - the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding real estate investment trusts) and excludes dividends from foreign corporations - subject to similar restrictions.

In general, your distributions are subject to U.S. federal income tax in the year when they are paid, whether you take them in cash or reinvest them in a Fund (if that option is available). Distributions reinvested in additional Shares through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional Shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Distributions in excess of a Fund’s current and accumulated earnings and profits are first treated as a tax-free return of capital to the extent of (and in reduction of) your basis in the Shares and as capital gain thereafter. A distribution will reduce a Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

U.S. Federal Income Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, except that any capital loss on the sale of Shares held for six months or less will be treated as long-term capital loss to the extent that capital gain dividends were paid (or treated as paid) with respect to such Shares. The ability to deduct capital losses from sales of Shares may be limited.

U.S. Federal Income Taxes on Purchase and Redemption of Creation Units

An authorized participant that exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An authorized participant that exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value (at the time of the exchange) of the securities received plus any cash equal to the difference between the NAV of the Shares being redeemed and the value of the securities. The Internal Revenue Service (the “Service”), however, may

41

assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Authorized participants exchanging Creation Units for securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

If an Authorized Participant purchases or redeems Creation Units, the authorized participant will be sent a confirmation statement showing how many Shares the authorized participant purchased or sold and at what price. See “Tax Status” in the SAI for a description of the newly effective requirement regarding basis determination methods applicable to Share redemptions and the Fund’s obligation to report basis information to the Service.

Each Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. A Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, a Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds solely for beneficial owners of Shares that are “United States persons” as such term is defined under the Code, other than investors that are a partnership or are subject to special tax treatment (each, a “U.S. Shareholder”). It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Shares under all applicable tax laws before making an investment in the Shares. See “Tax Status” in the SAI for more information.

FUND SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (formerly known as Gemini Fund Services, LLC) is each Fund’s administrator and fund accountant. It has its principal office at 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds and exchange-traded funds.

Brown Brothers Harriman & Co. located at 50 Post Office Square, Boston, MA, 02110-1548, is each Fund’s transfer agent and custodian.

Northern Lights Distributors, LLC located at 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474 is the distributor for the shares of each Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Vedder Price P.C., located at 1401 New York Avenue NW Washington, D.C. 20005, serves as legal counsel to the Trust.

Tait, Weller & Baker LLP, Two Liberty Place, 50 S. 16th Street, Suite 2900, Philadelphia, PA 19102 serves as each Fund’s independent registered public accounting firm. The independent registered public

42

accounting firm is responsible for auditing the annual financial statements of each Fund.

OTHER INFORMATION

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are affecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Dealers affecting transactions in the Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

43

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Tait, Weller & Baker LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s May 31, 2026 annual report on Form N-CSR, which is available at no charge upon request.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

Weitz Core Plus Bond ETF	For the
	Period Ended
	May 31, 2026 (a)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (b)	1.02
Net realized and unrealized gain on investments	0.08
Total from investment operations	1.10
Less distributions from:
Net investment income	(0.80)
Net realized gains	(0.00	) (c)
Total distributions	(0.80)
Net asset value, end of period	$25.30
Total return(d)	4.44	% (e)
Net assets, end of period (000s)	$197,959
Ratio of gross expenses to average net assets	0.65	% (f)
Ratio of net expenses to average net assets	0.45	% (f)
Ratio of net investment income to average net assets	5.02	% (f)
Portfolio Turnover Rate(g)	23	% (e)

(a)	The Weitz Core Plus Bond ETF commenced operations on August 12, 2025.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Amount rounds to less than $0.005

(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

44

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

Weitz Multisector Bond ETF	For the
	Period Ended
	May 31, 2026 (a)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (b)	0.80
Net realized and unrealized loss on investments	(0.05)
Total from investment operations	0.75
Less distributions from:
Net investment income	(0.71)
Total distributions	(0.71)
Net asset value, end of period	$25.04
Total return(c)	3.03	% (d)
Net assets, end of period (000s)	$15,024
Ratio of gross expenses to average net assets	3.13	% (e)
Ratio of net expenses to average net assets	0.65	% (e)
Ratio of net investment income to average net assets	5.62	% (e)
Portfolio Turnover Rate(f)	40	% (d)

(a)	The Weitz Multisector Bond ETF commenced operations on November 4, 2025.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

45

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

Weitz Short Duration Bond ETF	For the
	Period Ended
	May 31, 2026 (a)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (b)	0.15
Net realized and unrealized loss on investments	(0.05)
Total from investment operations	0.10
Less distributions from:
Net investment income	(0.12)
Total distributions	(0.12)
Net asset value, end of period	$24.98
Total return(c)	0.40	% (d)
Net assets, end of period (000s)	$5,620
Ratio of gross expenses to average net assets	5.69	% (e)
Ratio of net expenses to average net assets	0.45	% (e)
Ratio of net investment income to average net assets	3.60	% (e)
Portfolio Turnover Rate(f)	2	% (d)

(a)	The Weitz Short Duration Bond ETF commenced operations on March 31, 2026.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

Investment Adviser

Weitz Investment Management, Inc.

3555 Farnam Street, Suite 800

Omaha, NE 68131

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 S. 16th Street, Suite 2900, Philadelphia, PA 19102

Legal Counsel

Vedder Price P.C.

1401 New York Avenue NW
Washington, D.C. 20005

Custodian and Transfer Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA, 02110-1548

Fund Accountant and Fund Administrator

Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022

Distributor

Northern Lights Distributors, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022

Weitz Core Plus Bond ETF

Weitz Multisector Bond ETF

Weitz Short Duration Bond ETF

Each a series of Northern Lights Fund Trust II

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information

The SAI provides additional details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus. You can access the SAI directly on the Funds’ website www.weitzinvestments.com.

Annual and Semi-Annual Reports

Additional information about each Fund’s investments will be available in each Fund’s semi-annual and annual N-CSR to shareholders. In the Annual Tailored Shareholder Report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find each Fund’s annual and semi-annual financial statements.

You can obtain a free copy of these documents, request other information, such as the financial statements, or make general inquiries about the Funds by calling the Funds (toll-free) at 1-800-304-9745, on the Funds’ website www.weitzinvestments.com or by writing to:

Weitz Core Plus Bond ETF

Weitz Multisector Bond ETF

Weitz Short Duration Bond ETF

c/o Ultimus Fund Solutions, LLC

Regular/Express Mail

P.O. Box 46707

Cincinnati, OH 45246

-or-

Overnight Mail

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Each Fund’s shareholder reports and SAI, are also available:

●	free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;

●	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-22549)

Statement of Additional Information

Dated: September 28, 2026

Weitz Core Plus Bond ETF

(Symbol: WCPB)

Weitz Multisector Bond ETF

(Symbol: WMSB)

Weitz Short Duration Bond ETF

(Symbol: WSDB)

Listed and traded on:

NYSE Arca, Inc.

This Statement of Additional Information (“SAI”) provides general information about the Weitz Core Plus Bond ETF, Weitz Multisector Bond ETF, and the Weitz Short Duration Bond ETF (each a “Fund” and collectively, the “Funds”), each a series of Northern Lights Fund Trust II (the “Trust”). This SAI is not a prospectus and should be read in conjunction with the Funds’ current prospectus for the Funds dated September 28, 2026 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference. To obtain a copy of the Prospectus free of charge, please visit our website at www.weitzinvestments.com, write or call the Funds at the address or telephone number below:

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, OH 45246

-or-

Overnight Mail

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

1-800-304-9745

TABLE OF CONTENTS

The Trust	1
EXCHANGE LISTING AND TRADING	2
Investment Policies, Strategies and Associated Risks	3
FUNDAMENTAL INVESTMENT LIMITATIONS	23
Management of the Funds	25
Board of Trustees	25
Board Leadership Structure	25
Trustees and Officers	27
Board Committees	30
Trustee Compensation	30
Control Persons and Principal Shareholders	32
Investment Adviser	33
Portfolio Manager	36
Other Accounts Managed by the Portfolio Manager	37
Other Service Providers	39
Distribution of Fund Shares	42
Portfolio Transactions and Brokerage Allocation	43
Portfolio Turnover	45
Code of Ethics	46
Proxy Voting Procedures	46
Anti-Money Laundering Compliance Program	47
Portfolio Holdings Information	48
Purchase, Redemption and Pricing of Shares	48
Financial Statements	72

The Trust

Fund History

Each of the Weitz Core Plus Bond ETF (the “Core Plus Fund”), the Weitz Multisector Bond ETF (the “Multisector Fund”), and the Weitz Short Duration Bond ETF (the “Short Duration Fund”), (each a “Fund,” and together the “Funds”) is a series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Trust”) organized on August 26, 2010. Weitz Investment Management, Inc. (the “Adviser”) serves as the investment adviser to the Funds.

The Trust is registered as an open-end management investment company.  The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The Funds may issue an unlimited number of shares of beneficial interest. All shares of the Funds have equal rights and privileges.  Each share of a Fund is entitled to one vote on all matters as to which shares are entitled to vote.  In addition, each share of the Funds is entitled to participate equally with other shares (i) in dividends and distributions declared by the Funds and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities.  Shares of the Funds are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights.  Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

Each Fund is a non-diversified series of the Trust.  The Funds’ investment objectives, restrictions and policies are more fully described here and in the Prospectus.  The Board may add classes to and reclassify the shares of the Funds, start other series and offer shares of a new fund under the Trust at any time.

The shares of each Fund are principally listed and traded on the NYSE Arca, Inc. (the “Exchange”), as shown on the cover of this SAI. ETFs, such as the Funds, do not sell or redeem individual shares of the Fund. Instead, financial entities known as “Authorized Participants” (which are discussed in greater detail below) have contractual arrangements with each Fund or the Distributor to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” An Authorized Participant that purchases a Creation Unit of Fund shares from a Fund deposits with the Fund a “basket” of securities, cash and/or other assets identified by the Fund that day, and then receives the Creation Unit of Fund shares in return for those assets. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of Fund shares for a basket of securities, cash and/or other assets. The basket is generally representative of the Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act, each Fund may utilize baskets that are not representative of the Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creation and Redemption of Creation Units.”

The Trust’s Agreement and Declaration of Trust - General

Under the Trust’s Amended Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal.  Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder.  Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders.  As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

The Trust is not required to and does not intend to hold annual meetings of shareholders.

The Trust’s Agreement and Declaration of Trust – Shareholder Derivative Actions

A shareholder may bring derivative action on behalf of the Trust only if the shareholder or shareholders first make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such action is excused. A demand on the Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established by the Board to consider the merits of such action, has a personal financial interest in the action at issue.

EXCHANGE LISTING AND TRADING

Shares of each Fund are approved for listing and trading on the Exchange, subject to notice of issuance, and will be available for purchase and sale through a broker-dealer at market price on each day that the Exchange is open for business. The market price of a Fund’s shares may trade below, at, or above the most recently calculated NAV per share of the Fund. As is the case of other publicly traded securities, your purchase or sale of a Fund’s shares in the secondary market will be subject to brokerage commissions which will be based on negotiated commission rates at customary levels.

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of a Fund will continue to be met. The Exchange maintains certain listing standards and requires listed companies like the Funds to continue to comply with such standards while their shares are available for trading on the Exchange. The Exchange may, but is not required to, remove the shares of a Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the shares, there are fewer than 50 beneficial holders of the shares; (2) the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (3) the Fund fails to meet certain continued listing standards of the Exchange; or (4) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the shares from listing and trading upon termination of the Trust or the Fund.

The base and trading currencies of each Fund is the U.S. dollar. The base currency is the currency in which a Fund’s NAV is calculated and the trading currency is the currency in which shares of each Fund are listed and traded on the Exchange.

The Trust reserves the right to adjust the share price of the Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

Investment Policies, Strategies and Associated Risks

The primary investment objectives of the Core Plus Fund is current income and capital preservation. A secondary investment objective is long-term capital appreciation. The primary investment objective of the Multisector Fund is to provide a high level of current income. A secondary investment objective is capital appreciation. The investment objective of the Short Duration Fund is to provide current income consistent with the preservation of capital.

The investment objective of each Fund and the description of the Funds’ principal investment strategies are set forth under “Investment Strategies, Related Risks and Disclosure of Portfolio Holdings” in the Prospectus. Each Fund’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Trust, although a Fund will provide shareholders with notice of any change to a Fund’s investment objectives at least 60 days prior to such change.

The Prospectus discusses each Fund’s principal investment strategies. Below you will find more detail about the types of investments and investment practices permitted by each Fund, including those which are not part of a Fund’s principal investment strategy.

Structured Products

Structured Products include a wide variety of investment products, including mortgage-backed and asset-backed securities and collateralized obligations. Risks from Structured Products include (i) underlying collateral may not be adequate to make payments to investors, (ii) underlying collateral may default, decline in value or quality or be downgraded by a rating agency; (iii) the structure and complexity of the transaction and the legal documents could lead to disputes among investors and (iv) the Structured Product’s manager may perform poorly. Non-payment on a Structured Product would result in a reduction of income to a Fund, a reduction in the value of the investment and a potential decrease in a Fund’s net asset value (“NAV”) per share. In most cases, structured products are issued in several classes (sometimes called tranches), with different payment priorities. Generally, the lower classes are subordinated in priority of payments, and will be impacted first in case of an issuer’s non-payment of scheduled interest or principal. In some cases, the securities holders of one class must receive payment in full before the securities holders of a lower class receive any payments. A Fund may invest in any class of a Structured Product offering. Some Structured Products have credit ratings (or in some cases only certain classes of a Structured Product have credit ratings), but in many cases Structured Products do not have credit ratings. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws), which means (A) the security will not be traded on an exchange, (B) less information about the security may be available as compared to publicly offered securities, (C) only certain institutions may buy and sell the security, and (D) the security may have greater liquidity risk. There can be no assurance that a market will exist or will be active enough for a Fund to sell any Structured Product.

Structured Products are subject to the risks of traditional fixed-income instruments. But Structured Products are also subject to prepayment and extension risk. When interest rates fall, repayments of debt securities, and repayments of Loans, may occur more quickly than anticipated, lowering the expected duration of these investments. In such circumstances, portfolio investments may be repaid earlier than expected, likely causing a Fund to reinvest the proceeds at a lower interest rate, and thereby decreasing the Fund’s income. When interest rates rise, repayments of debt securities, and repayments of Loans, may occur more slowly than anticipated, extending the effective duration of these investments at below market interest rates and causing their market prices to decline more than they would have declined, due to the rise in interest rates alone. These risks may cause a Fund’s share price to be more volatile.

Mortgage-Backed and Asset-Backed Securities

The Funds may invest in residential and commercial mortgage-backed securities. Mortgage-backed securities may be issued or guaranteed by the U.S. government or government agencies (such as the Government National Mortgage Association), or by government-sponsored enterprises (such as FannieMae and FreddieMac). Mortgage-backed securities may also be issued by non-government entities (such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies). Residential mortgage-related securities represent ownership in pools of mortgage loans on single-family or multi-family residential properties. Commercial mortgage-backed loans represent ownership in pools of commercial properties. For all mortgage-backed securities, principal and interest is paid to the securities holders as the underlying borrowers make payments on their mortgages in the pool.

Asset-backed securities are structured like mortgage-backed securities, but instead of the loan pool being composed of mortgage loans, the underlying assets may include such items as automobile loans, credit card receivables, or other consumer loans and other debt securitizations. Asset-backed securities typically have no U.S. government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

CDOs, CLOs and CMOs

Collateralized Debt Obligations (CDOs) are debt instruments backed by a pool of bonds, loans or other debt obligations. CDOs are not limited to investing in one type of debt and accordingly, a CDO may own several types of bonds, loans or debt obligations. Collateralized Loan Obligations (CLOs) are debt instruments typically backed by a pool of loans. Collateralized Mortgage Obligations (CMOs) are debt instruments backed by a pool of mortgage loans and/or a portfolio of mortgage-backed securities.

Corporate Debt

Corporate debt securities are long- and short-term debt obligations issued by companies, including publicly issued and privately placed bonds and notes.

Loans and Participation Interests in Loans

Each Fund may invest in loans, including bank loans, corporate loans, commercial loans, mortgage loans and consumer loans. The Funds may invest in senior lien loans (secured loans with a senior claim on the borrower’s collateral), second lien loans (secured loans with a second claim on the borrower’s collateral) and unsecured loans. Unsecured loans have a greater risk of default than secured loans, particularly during periods of deteriorating economic conditions. The risks associated with unsecured loans, which are not backed by a security interest in any specific collateral, are higher than those for comparable loans that are secured by specific collateral. The Funds may also invest in floating rate loans, meaning that borrowers pay interest on these loans at rates that change in response to changes in market interest rates, such as at the Secured Overnight Financing Rate (SOFR) or the prime rates of U.S. banks. The Funds may invest in loan participation interests, which are fractional interests in a loan, issued by a lender or other financial institution. The lender selling the participation interest remains the legal owner of the loan. Where a Fund is a participant in a loan, it does not have any direct claim on the loan or any rights of set-off against the borrower and may not benefit directly from any collateral supporting the loan. Loan participation interests are subject to credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. In case of a default, a Fund may have less control over the exercise of remedies, and it normally would not have any direct rights against the borrower. The lack of a highly liquid secondary market may have an adverse impact on the ability to dispose of loan participations when deemed necessary by a Fund. The lack of a highly liquid secondary market for loan participations also may make it more difficult to value loan participation interests.

Investments in Loans and participation interests in Loans are subject to credit risk, including the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to a Fund, a reduction in the value of the investment and a potential decrease in a Fund’s NAV per share. Also, increases in interest rates may lead to an increase in loan defaults. In the event of a loan borrower’s non-payment of scheduled interest or principal, there can be no assurance that any collateral securing a Loan could be readily liquidated, or that liquidation proceeds would satisfy the Loan borrower’s obligations. In the event of bankruptcy of a Loan borrower, a Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Loan. Loans in which a Fund may invest may be not rated by a rating agency, may not be registered with the SEC or any state securities commission, and will not be listed on any national securities exchange. The amount of public information available with respect to Loans will generally be less extensive than that available for registered or exchange-listed securities.

Loan interests may not be considered “securities,” and purchasers, such as a Fund, may not, therefore, be entitled to rely on the anti-fraud protections of the federal securities laws. Many loans are subject to restrictions on resale (thus affecting their liquidity) and may be difficult to value. As a result, a Fund may be unable to sell its Loans at an advantageous time or price. Also, Loans typically have extended settlement periods (generally greater than 7 days). As a result, a Fund may incur losses if it is required to sell other investments or temporarily borrow to meet its cash needs. In addition, in the event a borrower becomes insolvent, a Loan could be subject to settlement risks or administrative disruptions that could adversely affect a Fund’s investment.

U.S. Government Obligations

A portion of each Fund may be invested in obligations issued or guaranteed by the U.S. Government, its agencies or Government-Sponsored Enterprises (“GSEs”). Some of the obligations purchased by a Fund may be backed by the full faith and credit of the U.S. Government, which means that the obligations are guaranteed as to both principal and interest by the U.S. Treasury. Examples of these include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, and indirect obligations of the U.S. Treasury, such as obligations of the Government National Mortgage Association, Small

Business Administration, Maritime Administration, Farmers Home Administration and Department of Veterans Affairs.

While the obligations of many U.S. Government agencies are not direct obligations of the U.S. Treasury, they may be backed indirectly by the U.S. Government, in some cases by a right to borrow from the U.S. Government. Other agencies and GSEs are supported solely by the credit of the agency or GSE itself, or may be given additional support from U.S. Treasury authority to purchase outstanding debt obligations. GSEs include, among others, Federal Home Loan Banks, Federal Farm Credit Banks, Fannie Mae and Freddie Mac; and debt and mortgage-backed securities of these four entities are neither guaranteed nor insured by the U.S. Government.

Furthermore, with respect to any U.S. Government securities purchased by a Fund, guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities, nor do they extend to the value of the Fund’s shares.

Non-U.S. Securities and Government Obligations

Each Fund may invest in securities issued by non-U.S. issuers, which include: (1) companies organized outside of the United States, including emerging market countries; (2) foreign sovereign governments and their agencies, authorities, instrumentalities and political subdivisions, including foreign states, provinces or municipalities; and (3) issuers whose economic fortunes and risks are primarily linked with market outside the United States. These securities may be denominated in U.S. dollars or foreign currencies. Each Fund may occasionally convert U.S. dollars into foreign currency. The Funds may also invest in derivatives based on foreign currencies, such as futures and forwards. For more information on future and forwards, please see “Derivatives” below.

Investments in foreign securities may involve additional risks that may not be associated with investing in U.S. securities. An investment may be affected by changes in currency rates and in exchange control regulations. Foreign securities may be subject to adverse changes in foreign economic, political, regulatory and other conditions; the imposition of trade sanctions or other government restrictions; and diplomatic developments. Any of these could impact the value or liquidity of a Fund’s investments and could impair the Fund’s ability to meet its investment objective. Foreign securities issuers may not be subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers, and there may be less publicly available information about a foreign issuer than about a domestic issuer. Some foreign securities markets may have substantially less trading activity than the United States securities markets, and securities of some foreign issuers may be relatively less liquid than securities of comparable domestic issuers. Also, commissions on transactions in foreign securities may be higher than similar transactions on domestic securities, and foreign governments may impose taxes on securities transactions or ownership. There is generally less governmental regulation of securities issuers, securities exchanges and brokers in foreign countries than in the United States. In addition, individual foreign economies may differ favorably or unfavorably from the economy of the United States in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. In addition to the risks associated with investments in foreign securities, investments in securities or debt issued by foreign sovereign governments involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, or otherwise meet its obligations, in accordance with the terms of such debt, and the Fund may have limited legal recourse in the event of default. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors that may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, and the relative size of its debt service burden to the economy as a whole. Furthermore, there is the possibility of contagion that could occur if one country defaults on its debt, and that a default in one country could trigger declines and possible additional defaults in other countries in the region. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay, and there are no bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Further, the Fund may have difficulty disposing of certain sovereign debt obligations because there may be a limited trading market for such securities.

Non-Investment Grade Securities

Non-investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with investment grade securities. In addition, the liquidity of securities may be affected by the market’s perception of credit quality, so that the market for non-investment grade securities may be thinner and less active than for investment grade securities, and there may be more price volatility for non-investment grade securities. Prices of non-investment grade debt securities may be more sensitive to adverse economic changes or issuer developments, than investment grade debt securities. Prices of debt securities with longer durations may be more sensitive to interest rate changes, than debt securities with shorter durations. Price changes for debt securities held by a Fund will not cause changes to the Fund’s cash income from those securities, but will be reflected in the NAV of the Multisector Fund’s shares. Therefore, the judgment of the Adviser may at times play a greater role in valuing lower-rated or unrated securities. It also may be more difficult during times of adverse market conditions to sell lower-rated or unrated securities, whether to meet redemption requests or to respond to changes in the market. Although the views of rating agencies may be considered in evaluating particular debt securities, the Adviser will not rely exclusively on such views, but will supplement such views with its independent and ongoing review of credit quality.

The Core Plus Fund may invest up to 25% of its total assets in debt securities that are rated non-investment grade (commonly referred to as “high yield” or “junk bonds”).

The Multisector Fund may invest in obligations of any credit quality. It expects, under normal circumstances, to have approximately 35% of its investments in non-investment grade obligations (sometimes called “junk” bonds or “high yield” bonds). The Multisector Fund’s exposure may vary significantly, potentially reaching 50% or more of its investments.

Derivatives

Derivatives are instruments, such as futures, options, forward contracts and credit default swaps, whose value is derived from that of other assets, rates or indices. The use of derivatives may carry more risk than other types of investments. Derivatives are subject to a number of risks including leverage, counterparty, liquidity, interest rate, market, credit, management and legal risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and in some cases a Fund could lose more than the principal amount invested. Derivative strategies may also involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it would have lost had it invested in the underlying instrument. Many derivative contracts are traded on securities or commodities exchanges, the contract terms are generally standard, and the parties make payments due under the contracts through the exchange. Most exchanges require the parties to post margin against their obligations under the contracts, and the performance of the parties’ obligations under such contracts is usually guaranteed by the exchange or a related clearing corporation. Other derivative contracts are traded over-the-counter (“OTC”) in transactions negotiated directly between the counterparties. OTC derivative contracts do not have standard terms, so they are generally less liquid and more difficult to value than exchange-traded contracts. OTC derivatives also expose a Fund to additional credit risks to the extent a counterparty defaults on a contract.

To the extent a Fund invests in certain derivatives instruments, such as futures and options contracts, it intends to do so in reliance on an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and therefore would not be subject to registration or regulation as a CPO under the CEA.

The below instruments are considered derivatives under Rule 18f-4 under the 1940 Act. Subject to certain conditions, funds that do not invest heavily in derivatives may be deemed “limited derivatives users” and not subject to the full requirements of Rule 18f-4. Those funds that are subject to the full requirements of Rule 18f-4 must run certain tests on their portfolio, must abide by certain derivatives limits and must submit periodic reports to the funds’ boards. Each Fund has been designated as a “limited derivatives user.”

Short Sales

Each Fund may engage in short sales “against the box,” where the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short. In the event that a Fund were to sell securities short “against the box” and the price of such securities were to then increase rather than decrease, the Fund would forego the potential realization of the increased value of the shares held long.

Covered Call Options

Each Fund may write covered call options to generate premium income which the Adviser considers to be an acceptable investment result. Covered call options are contracts sold on a national exchange or in the over-the-counter options market which allow the purchaser to buy the underlying security at a specified price (the “strike price”) prior to a certain date. “Covered” options are those in which the option seller (the “writer”) owns the underlying securities. Writing covered call options may increase the income of a Fund since it receives a premium for writing the option. If a Fund writes covered call options, the underlying securities will be subject to certain deposit procedures and unavailable for sale during the term of the option. As a result, the Fund will forego any opportunity for appreciation in such securities during the term of the option. A Fund may attempt to protect itself against a decline in the price of the underlying security or may attempt to benefit from an anticipated increase in such price, by closing the covered call position that is, purchasing an identical call in the open market. There is no assurance, however, that such calls will always be available for purchase in the secondary market at a price which will produce the desired result. The absence of a liquid secondary market in such securities could result from numerous circumstances, such as insufficient trading interest, restrictions imposed by exchanges as to options trading generally or suspensions affecting particular securities, inadequacy of exchange or clearing corporation facilities or decisions by exchanges to discontinue or limit operations trading.

Interest Rate Futures, Bond Index Futures and Related Options Thereon

Each Fund may utilize interest rate futures and bond index futures and related options. A futures contract provides for the future sale by one party and the purchase by the other party of specified property at a specified price, date, time and place. An option on a futures contract gives the purchaser the right, in return for a premium paid, to assume a position in the futures contract at a specified exercise price. To the extent a Fund uses futures and/or options on futures, it would do so in accordance with Regulation 4.5 under the Commodity Exchange Act.

Credit Default Swaps (Multisector Fund only)

The Multisector Fund may enter into credit default swap (“CDS”) contracts, which is an agreement between two parties whereby one party (the “protection buyer”) makes an up-front payment or a stream of periodic payments over the term of the CDS to the other party (the “protection seller”), provided generally that no event of default or other credit-related event with respect to the underlying instrument occurs. In return, the protection seller agrees to make a payment to the protection buyer if a credit-related event does occur with respect to the underlying instrument. The CDS market allows the Multisector Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Credit default swaps typically last between six months and three years, provided that no credit-related event occurs.

Credit default swap contracts involve heightened risks and may result in losses to the Multisector Fund. Credit default swaps may be illiquid and difficult to value. If the Multisector Fund buys a credit default swap and is the protection buyer, it will be subject to the risk that the credit default swap may expire worthless, as the credit default swap would only generate income in the event of a default on the underlying instrument or other specified event. As the protection buyer, the Multisector Fund would also be subject to credit risk relating to the seller’s payment of its obligations in the event of a default (or similar event). If the Multisector Fund sells a credit default swap and is the protection seller, it will be exposed to the credit risk of the issuer of the obligation to which the credit default swap relates. As a protection seller, the Multisector Fund would also be subject to leverage risk, because it would be liable for the full notional amount of the swap in the event of a default (or similar event).

Forward Currency Contracts

The Funds may enter into forward currency contracts (“forwards”) in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s investments or as part of its investment strategy. Forwards are contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a set price or to make a cash settlement payment on a future date. The market value of a forward fluctuates with changes in foreign currency exchange rates. The Funds may use a forward to lock in the U.S. dollar price on the purchase or sale of securities denominated in a foreign currency between the time when the security is purchased or sold and the time at which payment is received. Forward contracts on foreign currency may also be used by the Fund in anticipation generally of the Fund’s making investments denominated in a foreign currency, even if the specific investments have not yet been selected by a sub-adviser. The Funds may also use a forward contract to hedge against a decline in the value of existing investments denominated in foreign currency. Forwards are marked to market daily based upon foreign currency exchange rates from an independent pricing service, and the change in value is recorded as unrealized appreciation or depreciation. A Fund’s gains from its positions in forward foreign currency contracts may accelerate and/or recharacterize the Fund’s income or gains and its distributions to shareholders. A Fund’s losses from such positions may also recharacterize A Fund’s income and its distributions to shareholders and may cause a return of capital to Fund shareholders. Such acceleration or recharacterization could affect an investor’s tax liability. Forwards are highly volatile, involve substantial currency risk and may also involve credit and liquidity risks.

Currency Futures Contracts

In order to protect against currency fluctuations and for other investment and risk management purposes, such as shifting exposure from one foreign currency to another, the Fund may enter into currency futures contracts, which is a standardized, exchange-traded contract to buy or sell a particular currency at a specified price at a future date (commonly three months or more). Currency futures contracts may be highly volatile and thus result in substantial gains or losses to the Fund. The Fund may either exchange the currencies specified at the maturity of a currency futures contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The Fund may also enter into currency futures contracts that do not provide for physical settlement of the two currencies but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount. The use of futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Fund’s return. While the use of these instruments by the Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Fund’s Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower the Fund’s return. Certain strategies limit the Fund’s possibilities to realize gains, as well as its exposure to losses. The Fund could also experience losses if the prices of its futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Fund will incur transaction costs, including trading commissions and option premiums, in connection with its futures transactions, and these transactions could significantly increase the Fund’s turnover.

Common Stock and Securities Convertible into Common Stock

Each Fund may invest in common stock, preferred stock and in other securities convertible into common stock. Convertible bonds and debentures are corporate debt instruments, frequently unsecured and subordinated to senior corporate debt, which may be converted into common stock at a specified price.

Borrowing

Each Fund is authorized to borrow money. Borrowing may be considered to be a form of leverage. The 1940 Act requires a Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) should decline as a result of market fluctuations or for other reasons, the Fund may be required to sell some of its portfolio holdings within three days in order to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. A Fund may be required to maintain minimum average balances in connection with its borrowing or pay a commitment or other fee to maintain a line of credit, and either of these requirements would serve to increase the cost of borrowing over the stated interest rate.

Investment Company Shares

Each Fund may purchase securities of other investment companies, subject to the restrictions of the 1940 Act. Investing in the shares of other registered investment companies involves the risk that such other registered investment companies will not achieve their objectives or will achieve a yield or return that is lower than that of the Fund. To the extent that a Fund is invested in shares of other investment companies, the Fund will incur additional expenses as a result of investing in investment company shares.

Investments in Exchange Traded Funds

Each Fund may invest in ETFs, including ETFs that are designed to appreciate in value when the value of a broad or narrow market index declines. ETFs that are based on an index may not be able to replicate and maintain exactly the composition and relative weightings of securities in the applicable index. ETFs that are based on an index also incur certain expenses not incurred by their applicable index. Additionally, certain securities comprising the index tracked by an ETF may, at times, be temporarily unavailable, which may impede an ETF’s ability to track its index. As a holder of interests in an ETF, a Fund would indirectly bear its ratable share of that fund’s expenses, including applicable management fees. At the same time, the Fund would continue to pay its own management and advisory fees and other expenses, as a result of which the Fund and its shareholders in effect may be absorbing multiple levels of certain fees with respect to investments in such ETFs.

When Issued or Forward Commitment Transactions

Each Fund may engage in when issued or forward purchase transactions which involve the purchase or sale of a security by the Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Fund at the time of entering into the transaction. When a Fund engages in when issued or forward commitment transactions, it relies on the other party to consummate the trade. This subjects the Fund to counterparty credit risk.

Bank Obligations

Each Fund may purchase bank obligations, including negotiable certificates of deposit and bankers’ acceptances which evidence the obligation of the banking institution to repay funds deposited with it for a specified period of time at a stated interest rate. Each Fund will normally purchase such obligations from financial institutions which have capital, surplus and undivided profits in excess of $100,000,000 as of the date of the bank’s most recently published financial statements and financial institutions whose obligations are insured by the Federal Deposit Insurance Corporation. Certificates of deposit generally have penalties for early withdrawal, but can be sold to third parties subject to the same risks as other debt securities.

Commercial Paper

Each Fund may purchase commercial paper which consists of short-term unsecured promissory notes. Each Fund will purchase only commercial paper either (a) rated Prime 1 by Moody’s or A-1 (or with an equivalent or better rating from another rating agency); or (b) if not rated, then issued or guaranteed by companies which have an outstanding debt issue rated Aa or better by Moody’s (or with an equivalent or better rating from another rating agency).

Repurchase Agreements

Each Fund may invest in repurchase agreements on U.S. Government securities. Repurchase agreements involve the purchase of U.S. Government securities and a simultaneous agreement with the seller to “repurchase” the securities at a specified price and time, thereby determining the yield during the purchaser’s holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Repurchase agreements usually are for short periods, such as one week. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only constitute collateral for the seller’s obligation to pay the repurchase price and, in the event of a default by the seller, the Fund may suffer delays and incur costs or losses in connection with the disposition of the collateral. A repurchase agreement may involve certain risks not associated with a direct purchase of U.S. Government securities. For example, the bank or broker selling the repurchase agreement may default on its obligations to deliver additional securities or to maintain the value of collateral underlying the repurchase agreement or it may fail to repurchase the underlying securities at a time when the value has declined. A Fund may incur a loss as a result of such default if the liquidation of the collateral results in proceeds less than the repurchase price. In an effort to minimize such risks, a Fund will only enter into repurchase agreements with member banks of the Federal Reserve with assets, surplus and undivided profits of $100,000,000 or more or recognized regional or national securities dealers.

Illiquid Investments

No Fund may acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

The Trust has adopted a liquidity risk management program (“LRMP”) pursuant to which each Fund identifies illiquid investments. Under the LRMP, a committee (the “LPA Committee”) has been designated to administer the LRMP, which is comprised of certain officers of the Trust. Additional participants, including but not limited to adviser personnel, administrator personnel, fund accounting personnel or third-party vendors, may be called upon to assist the LPA Committee. The LPA Committee preliminarily identifies illiquid investments based on, among other things, the trading characteristics and market depth of a particular investment.

Industry Concentration

Although each Fund has adopted a fundamental investment restriction which does not allow it to concentrate its investments in any one industry, each Fund reserves the right to invest up to 25% of the value of its total assets in the securities of any one industry. This restriction does not apply to securities of the U.S. Government or its agencies or instrumentalities and repurchase agreements relating thereto.

Foreign Investments

The Funds may invest in securities of foreign issuers that are not publicly traded in the United States. The Funds may also invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), foreign securities traded on a national securities market and may purchase and sell foreign currency on a spot basis and enter into forward currency contracts (see “Forward Currency Contracts,” below).

Depositary Receipts

The Funds may invest its assets in securities of foreign issuers in the form of depositary receipts, including ADRs, EDRs and GDRs, which are securities representing securities of foreign issuers. A purchaser of unsponsored depositary receipts may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored depositary receipt. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. For purposes of the Funds’ investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR representing ownership of common stock will be treated as common stock.

Risks of Investing in Foreign Securities

Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors - Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations - The Funds may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund’s assets denominated in that currency. Such changes will also affect a Fund’s income. The value of a Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Market Characteristics - Many foreign securities in which the Funds may invest could be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and a Fund’s foreign securities may be less liquid and more volatile than U.S. securities. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose a Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

Legal and Regulatory Matters - Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available from issuers, than is available in the United States.

Taxes - The interest and dividends payable on certain of a Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

Costs - To the extent that a Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, because the cost of maintaining the custody of foreign securities is higher.

Emerging Markets.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Forward Currency Contracts

The Funds may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Funds might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

In considering whether to invest in the securities of a foreign company, the Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Funds will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the Adviser’s assessment of prevailing market, economic and other conditions.

Securities Lending

Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of a Fund’s total net assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Funds could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Funds may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. Any securities that a Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, however, such payments of accrued income will not constitute “qualified dividend” income and will be taxable as ordinary income. For loaned securities, the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. A Fund will be responsible for the risks associated with the investment of the cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower.

Temporary and Cash Investments

Under normal market conditions, the Funds will stay invested according to its principal investment strategies as noted in the Funds’ prospectus. The Funds, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions, or other events (including, for example, terrorism, war, natural disasters and disease/virus epidemics). This may result in a Fund not achieving its investment objectives during that period.

For longer periods of time, the Funds may hold a substantial cash position. If the market advances during periods when a Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been invested in accordance with its principal investment strategies. To the extent that a Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Additional Risks

Regulatory Risks of Derivative Use.

Rule 18f-4 under the 1940 Act permits the Funds to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).

Unless a Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Directors/Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). As of the date of this SAI, each Fund qualifies as a limited derivatives user.

The European Union (and some other countries) are implementing similar requirements, which will affect the Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these regulations are new and evolving (and some of the rules are not yet final), their impact remains unclear.

These regulations could limit or impact the Fund’s ability to invest in derivatives and other instruments, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the Fund’s performance, efficiency in implementing its strategy, liquidity and ability to pursue its investment objectives.

Effective in 2013, the Commodities Futures Trading Commission (“CFTC”) rules require advisers to certain registered investment companies to register with the CFTC as commodity pool operators (“CPO”) if their investment companies are unable to meet certain trading and marketing limitations. The Funds’ Adviser has claimed relief from registration as a CPO. However, it is possible that the Adviser may be required to register as a CPO in the future and comply with any applicable reporting, disclosure or other regulatory requirements.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries or issuers represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously even if the performance of those asset classes is not otherwise historically correlated. Investments may also be negatively impacted by market disruptions and by attempts by other market participants to manipulate the prices of particular investments. Equity securities generally have greater price volatility than fixed income securities. Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market.

In addition, market risk includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, tariffs, trade wars, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments or the imposition of sanctions and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause a Fund to lose value. These events could reduce consumer demand or economic output, result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines, and significantly adversely impact the economy. The current contentious domestic political environment, as well as political and diplomatic events within the United States and abroad, such as presidential elections in the U.S. or abroad or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, has in the past resulted, and may in the future result, in a government shutdown, or otherwise adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on a Fund’s investments and operations. Additional and/or prolonged U.S. federal government shutdowns may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect a Fund’s investments. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Additionally, the increasing interconnectivity between global economies and financial markets can lead to events or conditions in one country, region or financial market adversely impacting a different country, region or financial market. Thus, investors should closely monitor current market conditions to determine whether the Funds meet their individual financial needs and tolerance for risk.

Risks Related to Government Intervention in Financial Markets

Instability in the financial markets may lead the U.S. government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that may experience extreme volatility, and in some cases a lack of liquidity. U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable. Issuers of corporate securities might seek protection under the bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Large Shareholder Risk

The Funds may serve as an underlying investment for other funds or separately managed accounts sponsored or managed by the Adviser or its affiliates. To the extent that affiliated funds or accounts invest a significant portion of their assets in a Fund, the Fund’s asset base may fluctuate significantly based on the allocation and rebalancing decisions of those affiliated funds or accounts, independent of the investment decisions of other, unaffiliated shareholders.

FUNDAMENTAL INVESTMENT LIMITATIONS

The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority of the outstanding voting securities of a Fund,” as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

Each Fund may not:

1.

Issue senior securities, except as otherwise permitted under the 1940 Act, and the rules and regulations promulgated thereunder, which allow a borrowing from a bank where the Fund maintains an asset coverage ratio of at least 300% while the borrowing is outstanding;

2.

Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions;

3.

Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. This limitation does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities;

4.

Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including REITs);

5.

Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments) or commodity futures contracts, except that the Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities;

6.

Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.);

7.	Make loans to others, except that the Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and sub-participations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, (v) enter into transactions where each loan is represented by a note executed by the borrower, and (vi) make time deposits with financial institutions and invest in instruments issued by financial institutions. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

The following lists the non-fundamental investment restrictions applicable to the Funds. These restrictions can be changed by the Board of Trustees, but the change will only be effective after notice is given to shareholders of a Fund.

Each Fund may not:

Invest more than 15% of the value of its net assets, computed at the time of investment, in illiquid securities. Illiquid securities means any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of paragraph (b)(1)(ii) of Rule 22e-4;

Except with respect to borrowing and illiquid securities, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation.

Management of the Funds

Board of Trustees

The management and affairs of the Funds are supervised by the Board of Trustees. The Board of Trustees consists of five individuals, each of whom are not “interested persons” (as defined under the 1940 Act) of the Trust and the Adviser (“Independent Trustees”). The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard. The Board of Trustees establishes policies for the operation of the Funds and appoints the officers who conduct the daily business of the Funds.

Board Leadership Structure

The Trust is led by Mr. Brian Nielsen, who has served as the Chairman of the Board since 2011.   The Board of Trustees is comprised of Mr. Nielsen and four (4) other Independent Trustees. Under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) setting the agendas for board meetings and (d) ensuring board members are provided necessary materials in advance of each board meeting.  The Trust believes that (i) its Chairman, (ii) Keith Rhoades, the independent chair of the Audit Committee, and, (iii) as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, each of its funds and each shareholder.

In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions. Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills. The Board of Trustees reviews its leadership structure regularly on at least an annual basis. The Board of Trustees believes that the structure described above facilitates the orderly and efficient flow of information to the Trustees from the officers of the Trust, the advisers of the funds that comprise the Trust and other service providers, and facilitates the effective evaluation of the risks and other issues, including conflicts of interest, that may impact the Trust as a whole as well as the funds individually. The Board of Trustees believes that the orderly and efficient flow of information and the ability of the Board of Trustees to bring each Trustee’s experience and skills to bear in overseeing the Trust’s operations is important given the characteristics and circumstances of the Trust, including: the unaffiliated nature of each investment adviser and the fund(s) managed by such adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent arrangements of each of the Trust’s series. For these reasons, the Board of Trustees believes that its leadership structure is appropriate.

Board Responsibilities

The Board of Trustees’ role is one of oversight rather than day-to-day management of any of the Trust’s series. The Trust’s Audit Committee assists with this oversight function. The Board of Trustees’ oversight extends to the Trust’s risk management processes. Those processes are overseen by Trust officers, including the President, the Treasurer, the Secretary and Chief Compliance Officer (“CCO”), who regularly report to the Board of Trustees on a variety of matters at Board meetings.

Board Risk Oversight

The Board of Trustees is comprised of Mr. Nielsen and four (4) other Independent Trustees with a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its CCO at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial and reporting risk within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the CCO is the primary recipient and communicator of such risk-related information and oversees the Trust’s service providers’ adherence to the Trust’s policies and procedures.

Investment advisers managing the Trust’s series report to the Trust’s CCO and the Board of Trustees, on a regular and as-needed basis, on actual and possible risks affecting the Trust’s series. These investment advisers report to the CCO and the Board of Trustees on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Trust’s series.

The Board of Trustees has appointed the CCO, who reports directly to the Board of Trustees and who participates in its regular meetings. In addition, the CCO conducts on-going and continuous compliance testing and presents an annual report to the Board of Trustees in accordance with the Trust’s compliance policies and procedures. The CCO, together with the Trust’s President, Treasurer and Secretary, regularly discusses risk issues affecting the Trust and its series during Board of Trustee meetings. The CCO also provides updates to the Board of Trustees on the operation of the Trust’s compliance policies and procedures and on how these procedures are designed to mitigate risk. Finally, the CCO and/or other officers of the Trust report to the Board of Trustees in the event that any material risk issues arise in between Board meetings.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills. Mr. Nielsen has over twenty-four years of experience in the investment management and brokerage business including a focus in compliance, legal and regulatory oversight and possesses a strong understanding of the regulatory framework under which investment companies must operate.  Since 2010, Thomas Sarkany has been the President of TTS Consultants, LLC, and since December 2022 has been the President of TTS Associates, Inc., each financial services firm and from 1994 through 2010. Mr. Sarkany held various roles at Value Line, Inc. (a publicly held company providing financial research, publications and money management services to retail and institutional investors), including Director of Marketing and Asset Management, Director of Index Licensing, and member of the Board of Directors. Anthony Lewis has been Chairman and CEO of The Lewis Group USA, an executive consulting firm, for the past 10 years, and also serves as a Director, the Chairman of the Compensation Committee, and a Member of the Audit Committee of Torotel Inc. Keith Rhoades held various accounting roles at Union Pacific Railroad, including Senior Director of General Ledger/Financial Research. Randy Skalla has more than 20 years of investment management experience including serving as President of L5 Enterprises, Inc. since 2001 and from 2001 through 2017 Mr. Skalla was a member of the Orizon Investment Counsel Board. From 1990 to 2001, Mr. Skalla was the Chief Investment Officer and Portfolio Manager at CLS Investment Firm overseeing over $1 billion in assets under management. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The Board of Trustees has established three standing board committees – the Audit Committee, the Compensation Committee and the Nominating Committee. All Independent Trustees are members of the Audit Committee, Compensation Committee and the Nominating Committee (“Standing Board Committees”). Inclusion of all Independent Trustees as members of all three of the Standing Board Committees allows all such Trustees to participate in the full range of the Board of Trustees’ oversight duties, including oversight of risk management processes.

Trustees and Officers

The Trustees and the officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen 1972	Trustee since May 2011	Trustee of Northern Lights Fund Trust II (since 2011); Special Projects Counsel of NorthStar Financial Services Group, LLC (from 2018 to 2019).	3	None
Thomas T. Sarkany 1946	Trustee since October 2011	President, TTS Consultants, LLC (since 2010); President of TTS Associates, Inc., (since December 2022) (each a financial services firm).	3	Director, Aquila Distributors; Trustee, Arrow ETF Trust; Trustee, Arrow Investments Trust; Trustee, Northern Lights Fund Trust IV
Anthony H. Lewis 1946	Trustee since May 2011	Chairman and CEO of The Lewis Group USA (since 2007) (executive consulting firm).	3	Director, Member of the Compensation Committee and Member of the Risk Committee of Torotel Inc. (Magnetics, Aerospace and Defense); Trustee, Chairman of the Fair Valuation Committee and Member of the Audit Committee of the Wildermuth Fund
Keith Rhoades 1948	Trustee since May 2011	Retired since 2008.	3	None
Randy Skalla 1962	Trustee since May 2011	President, L5 Enterprises, Inc. (since 2001) (financial services company).	3	None

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee During the Past Five Years
Kevin Wolf 1969	President since January 2013	Executive Vice President, Head of Client Strategies (since 2025); Executive Vice President, Head of Fund Administration and Product of Ultimus Fund Solutions, LLC (2020-April 2025); Vice President of The Ultimus Group, LLC (since 2019); Executive Vice President, Gemini Fund Services, LLC (2019-2020); President, Gemini Fund Services, LLC (2012-2020.	N/A	N/A
Kent Barnes 1968	Secretary since April 2024	Vice President and Senior Management Counsel, Ultimus Fund Solutions, LLC (since November 2023); Vice President, U.S. Bancorp Fund Services, LLC (November 2018 to November 2023).	N/A	N/A
Erik Naviloff 1969	Treasurer since January 2013	Vice President of Ultimus Fund Solutions, LLC (formerly, Gemini Fund Services, LLC) (since 2012).	N/A	N/A
Emile Molineaux 1962	Chief Compliance Officer since May 2011; Anti-Money Laundering Officer from May 2011 to January 2022	Vice President, Senior Chief Compliance Officer and CCO of various clients of Northern Lights Compliance Services, LLC (since 2011).	N/A	N/A
Jared Lahman 1986	Anti-Money Laundering Officer since January 2022	Compliance Analyst, Northern Lights Compliance Services, LLC (since January 2019)	N/A	N/A

*	The term of office for each Trustee and Officer listed above will continue indefinitely.

**	As of August 31, 2026 the Trust was comprised of 32 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds and not to any other series of the Trust. Each Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series not included in the Fund Complex.

Board Committees

Audit Committee. The Board has an Audit Committee, which is comprised of the Independent Trustees. The Audit Committee reviews financial statements and other audit-related matters for the Funds. The Audit Committee also holds discussions with management and with the Funds’ independent auditor concerning the scope of the audit and the auditor’s independence and will meet at least four times annually. During the fiscal year ended December 31, 2025, the Audit Committee met ten times.

Nominating Committee. The Board has a Nominating Committee, which is comprised of the Independent Trustees. The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary. The Nominating Committee generally will not consider shareholder nominees.

Compensation Committee. The Board has a Compensation Committee, which is comprised of the Independent Trustees. The role of the Compensation Committee is to oversee the evaluation of, and review and approve compensation for, the Independent Trustees. The Compensation Committee will generally meet annually.

Trustee Compensation

Each Trustee receives a quarterly fee of $22,500 (the “Trustee Fee”) to be paid at the beginning of each calendar quarter, allocated among each of the various portfolios comprising the Trust. Each Trustee will also receive reimbursement for any reasonable expenses incurred attending the regular quarterly meetings of the Trust. In addition to the Trustee Fee, the Audit Committee Chairman will receive an additional quarterly fee of $4,250 and the Chairman of the Trust receives an additional quarterly fee of $5,600. For special in-person meetings, each Trustee will receive a $2,500 special in-person meeting fee, as well as reimbursement for any reasonable expenses incurred attending the special in-person meeting, which fees will generally be paid by the Adviser requesting the special in-person meeting. None of the executive officers will receive compensation from the Trust.

The table below details the amount of compensation the Trustees received from each Fund and the Fund Complex during the fiscal year ended May 31, 2026. The Trust does not have a bonus, profit sharing, deferred compensation, pension or retirement plan.

Name	Core Plus Fund	Multisector Fund	Short Duration* Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees****
Thomas T. Sarkany	$1,802	$2,740	$0	None	None	$4,542
Anthony Lewis	$1,802	$2,740	$0	None	None	$4,542
Keith Rhoades**	$2,143	$3,258	$0	None	None	$5,401
Randal Skalla	$1,802	$2,740	$0	None	None	$4,542
Brian Nielsen***	$2,251	$3,422	$0	None	None	$5,673

*	The Trustees did not receive compensation for the Short Duration Fund during the initial fiscal period.

**	Mr. Rhoades also serves as chairman of the Audit Committee.

***	Mr. Nielsen also serves as Chairman of the Board of Trustees of the Trust.

****	There are currently multiple series comprising the Trust. The term “Fund Complex” refers only to the Funds, and not to any other series of the Trust. For the fiscal year ended May 31, 2025, aggregate Independent Trustees’ fees were $489,400.

Management and Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Funds and other series of the Trust as of December 31, 2025.

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Thomas T. Sarkany	None	None
Anthony Lewis	None	None
Keith Rhoades	None	None
Randal Skalla	None	None
Brian Nielsen	None	None

As of December 31, 2025, the Trustees and officers, as a group, owned less than 1.00% of the Funds’ outstanding shares and the Fund Complex’s outstanding shares.

Control Persons and Principal Shareholders

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by a Fund.

The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares and is recognized as the owner of all shares for all purposes. Investors owning shares are beneficial owners as shown on the records of DTC or its participants.

As of September 3, 2026, the following persons owned, beneficially or of record, 5% or more of a Class of shares of a Fund:

Core Plus Fund

Name of Shareholder	% Of Share Class Owned
Charles Schwab 2423 E. Lincoln Drive Phoenix, AZ 85016-1215	80.12%

LPL LLC 1055 LPL Way Fort Mill, SC 29715	6.55%

NFS LLC 499 Washington Blvd. Jersey City, NJ 07310	10.81%

Multisector Fund

Name of Shareholder	% Of Share Class Owned
Charles Schwab 2423 E. Lincoln Drive Phoenix, AZ 85016-1215	47.36%

NFS LLC 499 Washington Blvd. Jersey City, NJ 07310	42.07%

Short Duration Fund

Name of Shareholder	% Of Share Class Owned
Bank of America N.A. One Bryant Park New York, NY 10036	5.43%

Charles Schwab 2423 E. Lincoln Drive Phoenix, AZ 85016-1215	89.86%

Investment Adviser

Investment Adviser

Weitz Investment Management, Inc., 3555 Farnam Street, Suite 800, Omaha, NE 68131, serves as the investment adviser to each of the Funds. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser’s voting stock is primarily owned by Andrew S. Weitz.

Pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) with the Trust, on behalf of each of the Funds, the Adviser, subject to such policies as the Board of Trustees may determine, is ultimately responsible for investment decisions for the Funds. Pursuant to the terms of the Advisory Agreement, the Adviser provides the Funds with such investment advice and supervision as it deems necessary for the proper supervision of the Funds’ investments.

After an initial period of two years, the Advisory Agreement will continue in effect with respect to a Fund from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund upon 60 days’ prior written notice when authorized either by a majority vote of the applicable Fund’s shareholders or by a vote of a majority of the Board of Trustees, or by the Adviser upon 60 days’ prior written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser, under such agreement, shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the

Fund, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees (directly or through a sub-adviser) to invest the assets of the Funds in accordance with applicable law and the investment objectives, policies and restrictions set forth in the Funds’ current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser.  The Adviser shall act as the investment adviser to the Fund and, as such shall (directly or through a sub-adviser)  (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold or retained  by the Funds, and implement those decisions, including the selection of entities with or through which such purchases or sales are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the  issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers.

The Adviser also provides the Funds with all necessary office facilities and personnel for servicing the Funds’ investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Funds or the Adviser performing services relating to research, statistical and investment activities.  The Advisory Agreement with respect to the Core Plus Fund and Multisector Fund and was approved by the Board of the Trust, including by a majority of the Independent Trustees, at a meeting held on July 30, 2025. The Advisory Agreement with respect to the Short Duration Fund was approved by the Board of the Trust, including by a majority of the Independent Trustees, at a meeting held on January 21, 2026.

In addition, the Adviser, directly subject to the supervision of the Board of Trustees, provides the management services necessary for the operation of the Funds and such additional administrative services as reasonably requested by the Board of Trustees. These services include providing such office space, office equipment and office facilities as are adequate to fulfill the Adviser’s obligations under the Advisory Agreement; assisting the Trust in supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Funds; assisting in preparing all general shareholder communications and conducting shareholder relations; assuring the Funds’ records and the registration of the Funds’ shares under federal securities laws; developing management and shareholder services for the Funds; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.  Pursuant to the Advisory Agreement, each Fund pays the Adviser a management fee based on the Fund’s average daily net assets at the following annual rates:

Fund	Management Fee Annual Rate
Core Plus Fund	0.40%
Multisector Fund	0.50%
Short Duration Fund	0.40%

The fee is computed daily and payable monthly.

The Adviser has agreed contractually to waive its management fee and to reimburse operating expenses (excluding brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses, including, but not limited to, litigation) at least until September 30, 2027 to ensure that the total amount of a Fund’s operating expenses do not exceed the following amounts:

Fund	Expense Limitation
Core Plus Fund	0.45%
Multisector Fund	0.65%
Short Duration Fund	0.45%

This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Funds for fees it waived and Funds’ expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. Fee waiver and reimbursement arrangements can decrease the Funds’ expenses and increase its performance.

Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Funds. Under the terms of the Advisory Agreement, the Funds are responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser or Distributor (as defined under the section entitled (“The Distributor”) (c) the fees and certain expenses of the Custodian (as defined under the section entitled “Custodian”) and Transfer and Dividend Disbursing Agent (as defined under the section entitled “Transfer

Agent”), including the cost of maintaining certain required records of the Funds and of pricing the Funds’ shares, (d) the charges and expenses of legal counsel and independent accountants for the Funds, (e) brokerage commissions and any issue or transfer taxes chargeable to the Funds in connection with its securities transactions, (f) all taxes and corporate fees payable by the Funds to governmental agencies, (g) the fees of any trade association of which the Funds may be a member, (h) the cost of share certificates representing shares of the Funds, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Funds and of their shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Funds’ registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees’ meetings (including travel expenses of trustees and officers of the Trust who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders, and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust’s business.

The Funds paid the following advisory fees to the adviser, Weitz Investment Management, Inc., pursuant to the applicable advisory agreement in effect, of which the adviser waived or recouped the amounts set forth in the table below:

Fiscal Year Ended May 31, 2026

Fund	Advisory Fee	Recoupment (Waiver)	Expense Reimbursement	Advisory Fee after Waiver
Core Plus Fund	$341,225	$(167,046)	$0	$174,179
Multisector Fund	$26,605	$(26,605)	$105,321	$0
Short Duration Fund *	$2,906	$(2,906)	$35,277	$0

*	The Fund commenced operations on March 31, 2026.

Portfolio Manager

The following section provides information regarding the Portfolio Manager’s other accounts managed, compensation, material conflicts of interests, and any ownership of securities in the Funds. Tom Carney and Nolan Anderson are co-portfolio managers for the Funds.

Tom Carney. Mr. Carney is the co-portfolio manager for the Funds and the Co-Head of Fixed Income at the Adviser. Mr. Carney joined the Adviser in 1995 as a research analyst and was promoted to portfolio manager in 1996. Mr. Carney received his BS in Finance from the University of Nebraska at Omaha.

Nolan Anderson. Mr. Anderson is the co-portfolio manager for the Funds and the Co-Head of Fixed Income at the Adviser. Mr. Anderson joined the Adviser in 2011 as a research analyst and was promoted to portfolio manager in 2014. Mr. Anderson received his BS in real estate and land use economics and an MBA from the University of Nebraska at Omaha.

Other Accounts Managed by the Portfolio Manager

The table below identifies, for the Portfolio Managers of the Funds, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that the advisory fees for any of these accounts are based on account performance, this information is reflected in separate tables below. Asset amounts are approximate as of the date of this SAI, and have been rounded. The following table lists the number and types of accounts managed by the portfolio managers and assets under management in those accounts as of May 31, 2026.

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed	Other Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed
Nolan P. Anderson	4	$ 6,103,444,365	0	N/A	0	N/A	$ 6,103,444,365
Thomas D. Carney	3	$ 5,935,327,985	0	N/A	0	N/A	$ 5,935,327,985

Material Conflicts of Interest

As indicated in the table above, portfolio managers at the Adviser may manage accounts for multiple clients. In addition, portfolio managers may manage other types of pooled accounts (such as a private investment fund) and/or separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers at the Adviser make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although the Adviser does not track the time a portfolio manager spends on a single portfolio, it does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible. The Adviser seeks to manage competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines. Most accounts within a particular investment discipline are managed using the same investment model. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, the Adviser may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account. Accordingly, the performance of each account managed by a portfolio manager will vary.

To the extent that trade orders are aggregated, conflicts may arise when aggregating and/or allocating aggregated trades. The Adviser may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary. When a decision is made to aggregate transactions on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.

The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. The Adviser monitors a variety of areas, including compliance with account investment guidelines, the allocation of initial public offerings, and compliance with the Adviser’s Code of Ethics.

Portfolio Managers at the Adviser may serve on the board(s) of public companies where they, from time to time, will have access to material, non-public information (“MNPI”). The Adviser has instituted policies and procedures to ensure that these Portfolio Managers will not be able to utilize MNPI for their own benefit or for any of the accounts they manage.

Portfolio Managers’ Compensation

Portfolio manager compensation is comprised of fixed salary and bonus. Compensation is not linked to any specific factors, such as each Fund’s performance, asset level or cash flows, but is based upon evaluation of an individual’s overall contribution to the research and portfolio management processes. Although amounts available for portfolio manager bonuses may be affected by the profits of the Adviser, bonuses are generally based upon a subjective evaluation of the individual’s overall contribution to the success of the Adviser. In addition, all of the portfolio managers are shareholders of the Adviser and therefore, derive a portion of their compensation from their respective share of the firm’s profits.

Portfolio Manager’s Ownership of the Funds

The following table shows the dollar range of equity securities beneficially owned by the portfolio manager of the Funds as of May 31, 2026.

Dollar Range of Equity Securities
Name of Portfolio Manager	Core Plus Fund	Multisector Fund	Short Duration Fund
Nolan P. Anderson	none	$500,001- $1,000,000	none
Thomas D. Carney	$100,001- $500,000	over $1,000,000	none

Other Service Providers

Administrator

Pursuant to a Fund Services Agreement (the “Administration Service Agreement”), Ultimus Fund Solutions, LLC (“UFS”), 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022 (the “Administrator”), acts as administrator for the Funds, subject to the supervision of the Board. UFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. UFS may provide persons to serve as officers of the Funds. Such officers may be directors, officers or employees of UFS or its affiliates.

The Administration Service Agreement is terminable by the Board or UFS on 60 days’ prior written notice and may be assigned provided the non-assigning party provides prior written consent. This Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of UFS or reckless disregard of its obligations thereunder, UFS shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Service Agreement, UFS provides facilitating administrative services, including:  (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Funds; (ii) facilitating the performance of administrative and professional services to the Funds by others, including the Funds’ Custodian; (iii) preparing, but not paying for, the periodic updating of the Funds’ Registration Statement, Prospectuses and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Fund’s shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Funds and/or their shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus.

Fund Accounting

UFS, pursuant to the Administration Service Agreement, provides the Funds with accounting services, including:  (i) daily computation of NAV; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Funds’ listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Funds; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund’s custodian or Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Funds.

For the services rendered to the Funds by the Administrator, the Funds pay the Administrator the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services. The Funds also pay the Administrator for any out-of-pocket expenses.

The tables below show the fees incurred by each Fund to the Administrator for administrative services and fund accounting services.

Core Plus Fund

Fiscal year Ended	Fees paid to the Administrator
May 31, 2026	$86,192

Multisector Fund

Fiscal year Ended	Fees paid to the Administrator
May 31, 2026	$51,988

Short Duration Fund *

Fiscal year Ended	Fees paid to the Administrator
May 31, 2026	$13,421

*	The Fund commenced operations on March 31, 2026

Transfer Agent

Brown Brothers Harriman & Co., located at 50 Post Office Square, Boston, Massachusetts, 02110-1548 acts as transfer, dividend disbursing, and shareholder servicing agent for each Fund pursuant to written agreement with Funds (the “Transfer Agent”). Under the agreement, the Transfer Agent is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

The tables below show the fees incurred by each Fund to the Transfer Agent for transfer agency services.

Core Plus Fund

Fiscal year Ended	Fees paid to the Transfer Agent
May 31, 2026	$14,906

Multisector Fund

Fiscal year Ended	Fees paid to the Transfer Agent
May 31, 2026	$11,093

Short Duration Fund *

Fiscal year Ended	Fees paid to the Transfer Agent
May 31, 2026	$2,507

*	The Fund commenced operations on March 31, 2026

Custodian

Brown Brothers Harriman & Co., (the “Custodian”), serves as the custodian of each Funds’ assets pursuant to a Custodian and Transfer Agent Agreement by and between the Custodian and the Trust on behalf of the Funds. The Custodian’s responsibilities include safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds’ investments. Pursuant to the Custodian and Transfer Agent Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Funds may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Compliance Services

Northern Lights Compliance Services, LLC (“NLCS”), 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. The Funds pay a compliance service fee to NLCS.

The tables below show the fees incurred by each Fund to NLCS for compliance services.

Core Plus Fund

Fiscal year Ended	Fees paid to the NLCS
May 31, 2026	$28,348

Multisector Fund

Fiscal year Ended	Fees paid to the NLCS
May 31, 2026	$20,165

Short Duration Fund *

Fiscal year Ended	Fees paid to the NLCS
May 31, 2026	$3,676

*	The Fund commenced operations on March 31, 2026

Legal Counsel

Vedder Price P.C., 1401 New York Avenue NW, Washington, D.C. 20005, serves as counsel to the Trust.

Blank Rome LLP, 1271 Avenue of the Americas, New York, NY 10020, serves as counsel to the Independent Trustees.

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP, Two Liberty Place, 50 S. 16th Street, Suite 2900, Philadelphia, PA 19102 serves as the independent registered public accounting firm of the Funds.

Distribution of Fund Shares

Northern Lights Distributors, LLC, located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022 (the “Distributor”), serves as the principal underwriter and national distributor for the shares of the Funds pursuant to an ETF Distribution Agreement with the Trust (the “Distribution Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of FINRA. The offerings of the Shares of each Fund are continuous and the Distributor acts as an agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing

Shares of a Fund in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investments or investment policies of the Funds.

The Distribution Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not parties to the Distribution Agreement or the Trust’s distribution plan or interested persons of the Trust or of the Distributor (“Qualified Trustees”) by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distribution Agreement may at any time be terminated, without penalty by the Trust, by vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding shares of the Trust on 60 days’ written notice to the other party. The Distribution Agreement will automatically terminate in the event of its assignment.

The Funds do not pay the Distributor any fees under the Distribution Agreement. However, the Advisor pays an annual fee to the Distributor plus reasonable out-of-pocket expenses incurred by Distributor in connection with activities performed for the Funds, including, without limitation, printing and distribution of prospectuses and shareholder reports, out of its own resources.

Portfolio Transactions and Brokerage Allocation

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and determines which broker-dealers are eligible to execute the Funds’ portfolio transactions. Purchases and sales of securities in the OTC market will generally be executed directly with a “market-maker” unless, a better execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds will be effected through broker-dealers (including banks) that specialize in the types of securities that the Funds will be holding, unless better executions are available elsewhere. Dealers usually act as principal for their own accounts. Purchases from dealers will include a spread between the bid and the asked price. If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other brokerage services in addition to execution services.

While it is each Fund’s general policy to first seek to obtain the most favorable execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients.

Investment decisions for the Funds may or may not be made independently from those of other client accounts of the Adviser. In certain instances, investment decisions will be made similar to other accounts managed. In the case where the Funds use similar strategies, applicable procedures will be taken to ensure trading allocations will be handled fairly and abide by all appropriate rules and regulations. Nevertheless, it is possible that at times identical securities will be acceptable for the Funds and one or more of such client accounts. In such event, the position of the Funds and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seek to acquire the same security as the Funds at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Funds are required to identify any securities of its “regular brokers or dealers” that the Funds have acquired during its most recent fiscal year. The Funds are also required to identify any brokerage transactions during its most recent fiscal year that were directed to a broker because of research services provided, along with the amount of any such transactions and any related commissions paid by the Fund.

Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Fund. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.

The Funds did not pay any brokerage commissions during the fiscal year ended May 31, 2026.

Portfolio Turnover

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (i) the lesser of purchases or sales of portfolio securities for the fiscal year by (ii) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to above-average transaction costs, could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income tax rates (currently as high as 37%) and could increase brokerage commission costs. To the extent that the Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Funds could be negatively impacted by the increased expenses incurred by the Funds and may result in a greater number of taxable transactions.

The tables below show the portfolio turnover rate for each Fund during the periods indicated.

Core Plus Fund

Fiscal Period Ended*	Portfolio Turnover
May 31, 2026	23.00%

*	August 12, 2025 (the Fund’s inception date) through May 31, 2026

Multisector Fund

Fiscal Period Ended*	Portfolio Turnover
May 31, 2026	40.00%

*	November 4, 2025 (the Fund’s inception date) through May 31, 2026

Short Duration Fund

Fiscal Period Ended*	Portfolio Turnover
May 31, 2026	2.00%

*	March 31, 2026 (the Fund’s inception date) through May 31, 2026

Code of Ethics

The Trust, the Adviser, and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Adviser, and Distributor to invest in securities that may be purchased or held by the Funds.

Proxy Voting Procedures

The Board of Trustees has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to the Adviser the responsibility for voting proxies relating to portfolio securities held by the Fund as part of its investment advisory services, subject to the supervision and oversight of the Board of Trustees.

The Adviser has adopted Proxy Voting Policies and Procedures (“Proxy Voting Policies”) which provide that proxies on securities will be voted for the exclusive benefit, and in the best economic interest of a Fund’s shareholders, as determined by the Adviser in good faith, subject to any restrictions or directions of the Trust. Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Investment Advisers Act of 1940, as well as the Adviser’s fiduciary duties under the federal and state law to act in the best interest of its clients. The Board of Trustees of the Trust has approved the Proxy Voting Policies.

On certain routine proposals (such as those which do not change the structures, bylaws or operations of a company), the Adviser will generally vote in the manner recommended by management. Non-routine proposals (such as those affecting corporate governance, compensation and other corporate events) and shareholder proposals will generally be reviewed on a case-by-case basis. An investment analyst/portfolio manager will review each such proposal and decide how the proxy will be voted. With respect to all non-routine proposals and shareholder proposals, if a decision is made to consider voting in a manner other than that recommended by management, the analyst/portfolio manager will make a recommendation to the Adviser’s director of equity research, who in turn may solicit input from other Adviser investment analysts and portfolio managers, and from the Adviser’s CCO, before the director of equity research makes the final determination as to how to vote the proxy in the best economic interests of the client.

In certain circumstances where, for example, restrictions on ownership of a particular security beyond the Adviser’s control make it impossible for the Adviser to acquire as large a position in that security as the Adviser determines is in the best interests of its clients, the Adviser may, from time to time, enter into a voting agreement with an issuer of securities held in the account of a client which provides that the issuer will vote certain of the issuer’s proxies. The Adviser will enter into such agreements only when it determines that it is in the best interests of the client to do so. Any such agreement will provide that any shares subject to the agreement be voted by the issuer in a manner that mirrors the votes cast on such matter by all other shareholders.

Information regarding how the Funds vote proxies relating to portfolio securities during the twelve-month period ended June 30 of each year will be available without charge, upon request, by calling toll-free, 1-800-SEC-0330 or by accessing the SEC’s website at www.sec.gov or sending an email to Fulfillment@ultimusfundsolutions.com.

Anti-Money Laundering Compliance Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a providing a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, to the extent the Trust has relevant information, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

Portfolio Holdings Information

The Trust has adopted policies and procedures that govern the disclosure of the Funds’ portfolio holdings.  These policies and procedures are designed to ensure that such disclosure is in the best interests of Fund shareholders.

Each of the Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business on the Funds’ website. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated each day the New York Stock Exchange is open for trading via the National Securities Clearing Corporation (“NSCC”). Pursuant to Rule 6c-11 under the 1940 Act, information regarding the Fund’s current portfolio holdings will be available on a daily basis at www.weitzinvestments.com.

Compliance With Portfolio Holdings Disclosure Procedures

The Trust’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Funds’ portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Funds from the potential misuse of holdings information by individuals or firms in possession of that information.

Purchase, Redemption and Pricing of Shares

Calculation of Share Price

As indicated in the Prospectus under the heading “How Shares are Priced,” Shares of a Fund are bought and sold at a price in two different ways depending upon the type of investor.

Investors may buy and sell Shares in secondary market transactions through brokers at market prices and the Shares will trade at market prices.

Only authorized participants may buy and redeem Shares from a Fund directly and those transactions are effected at the Fund’s NAV.

The NAV of a Fund’s shares is determined by dividing the total value of a Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of a Fund.

As indicated in the Prospectus under the heading “How Shares are Priced,” the NAV of each Fund’s shares is determined by dividing the total value of a Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of a Fund, by class.

Generally, the Fund’s domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. The Board has appointed the Adviser as its designee (the “Valuation Designee”) for all fair value determinations with regard to the Funds and responsibilities, other than overseeing pricing service providers used by the Trust. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Funds’ Valuation Designee in accordance with procedures approved by the Board and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

Certain securities or investments for which daily market quotes are not readily available may be fair valued by the Valuation Designee, pursuant to guidelines established by the Board, with reference to other securities or indices. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Valuation Designee. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Board.

Under certain circumstances, a Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Fund shares are not priced, the value of securities held by a Fund can change on days when Fund shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before a Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Valuation Designee in accordance with procedures approved by the Board as discussed below. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of a Fund’s NAV by short-term traders. In addition, because a Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Fund shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Fund normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

When market quotations are not readily available or deemed unreliable, a Fund may value securities at fair value as determined in good faith by the Valuation Designee, pursuant to procedures approved by the Board. Fair valuation may also be used by the Valuation Designee if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

Creation and Redemption of Creation Units

General

ETFs, such as the Funds, generally issue and redeem their shares in primary market transactions through a creation and redemption mechanism and do not sell or redeem individual shares. Instead, financial entities, known as “Authorized Participants,” have contractual arrangements with an ETF or one of the ETF’s service providers to purchase and redeem ETF shares directly with the ETF in large blocks of shares known as “Creation Units.” Prior to start of trading on each business day, an ETF publishes through the NSCC the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the ETF’s shares. An Authorized Participant that wishes to effectuate a creation of an ETF’s shares deposits with the ETF the “basket” of securities, cash or other assets identified by the ETF that day, and then receives the Creation Unit of the ETF’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the ETF’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of ETF shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in ETF shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of ETF shares at or close to the NAV per share of the ETF.

An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC that has a written agreement with a Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units (a “Participant Agreement”). Orders to purchase Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors wishing to purchase or sell shares generally do so on an exchange. Institutional investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

A “Business Day” is generally any day on which the NYSE, the Exchange and the Trust are open for business. As of the date of this SAI, the NYSE observes the following holidays:

New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Juneteenth National Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Business Day on which an order to purchase or redeem Creation Units is received in proper form is referred to as the “Transmittal Date.”

Basket Composition and Custom Baskets.

Rule 6c-11(c)(3) under of the 1940 Act requires an ETF relying on the exemptions offered by Rule 6c-11 to adopt and implement written policies and procedures governing the construction of baskets and the process that the ETF will use for the acceptance of baskets. In general, in connection with the construction and acceptance of baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a basket are consistent with the ETF’s investment objective(s), policies and disclosure; (2) whether the securities, assets and other positions can legally and readily be acquired, transferred and held by the ETF and/or Authorized Participant(s), as applicable; (3) whether to utilize cash, either in lieu of securities or other instruments or as a cash balancing amount; and (4) in the case of an ETF that tracks an index, whether the securities, assets and other positions aid index tracking.

The Funds may utilize a pro-rata basket or a custom basket in reliance on Rule 6c-11. A “pro-rata basket” is a basket that is a pro rata representation of the ETF’s portfolio holdings, except for minor deviations when it is not operationally feasible to include a particular instrument within the basket, except to the extent that a Fund utilized different baskets in transactions on the same Business Day.

Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of ETF’s portfolio holdings; (ii) a representative sampling of an ETF’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of an ETF’s securities market index, if applicable. Second, if different baskets are used in transactions on the same Business Day, each basket after the initial basket would constitute a custom basket. For example, if an ETF exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if an ETF substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket. The Adviser’s Rule 6c-11 Committee defines any deviation from a pro-rata basket to be a “custom basket.”

Under a variety of circumstances, an ETF and its shareholders may benefit from the flexibility afforded by custom baskets. In general terms, the use of custom baskets may reduce costs, increase efficiency and improve trading. Because utilizing custom baskets provides a way for an ETF to add, remove and re-weight portfolio securities without transacting in the market, it may help the ETF to avoid transaction costs and adverse tax consequences. Rule 6c-11 provides an ETF with flexibility to use “custom baskets” if the ETF has adopted written policies and procedures that: (1) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (2) specify the titles or roles of employees of the ETF’s investment adviser who are required to review each custom basket for compliance with those parameters (“Basket Procedures”).

The use of baskets that do not correspond to pro rata to an ETF’s portfolio holdings has historically created concern that an Authorized Participant could take advantage of its relationship with an ETF and pressure the ETF to construct a basket that favors an Authorized Participant to the detriment of the ETF’s shareholders. For example, because ETFs rely on Authorized Participants to maintain the secondary market by promoting an effective arbitrage mechanism, an Authorized Participant holding less liquid or less desirable securities potentially could pressure an ETF into accepting those securities in its basket in exchange for liquid ETF shares (i.e., dumping). An Authorized Participant also could pressure the ETF into including in its basket certain desirable securities in exchange for ETF shares tendered for redemption (i.e., cherry-picking). In either case, the ETF’s other investors would be disadvantaged and would be left holding shares of an ETF with a less liquid or less desirable portfolio of securities. The Adviser has adopted policies and procedures designed to mitigate these concerns but there is ultimately no guarantee that such policies and procedures will be effective.

Basket Dissemination

Basket files are published for consumption through the NSCC, a subsidiary of Depository Trust & Clearing Corporation, and can be utilized for pricing, creations, redemptions, rebalancing and custom scenarios. In most instances, pro rata baskets are calculated and supplied by the ETF’s custodial bank based on ETF holdings, whereas non-pro rata, custom and forward-looking pro rata baskets are calculated by a fund’s investment adviser and disseminated by the ETF’s custodial bank through the NSCC process. Prior to the opening of business of the Exchange (currently 9:30 a.m., Eastern Time), the ETFs publish this information for the day (subject to correction of any errors) and is made available through the NSCC to effectuate creations or redemptions of Creation Units of an ETF until the next list is announced on the next Business Day.

Placement of Creation or Redemption Orders

All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. In general, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement no later than the closing time of the regular trading session of the NYSE (ordinarily 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for business (the “Closing Time”) in order for the purchase or redemption of Creation Units to be effected based on the NAV of shares of a Fund as next determined on such date after receipt of the order in proper form. This deadline may be extended upon agreement between the transfer agent, Authorized Participant and the applicable Fund. At its discretion, a Fund may also require an Authorized Participant to submit orders to purchase or redeem Creation Units be placed earlier in the day (such as instances where an applicable market for a security comprising a creation or redemption basket closes earlier than usual). In the case of custom orders, the order must be received by the transfer agent no later than 3:00 p.m. Eastern Time. A Fund may also accept orders to create Creation Units, whether through the Clearing Process (through a “Participating Party”, i.e., a broker-dealer or other participant in the Continuous Net Settlement system of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC) or outside the Clearing Process (through a DTC Participant, in either case, such party has signed a Participant Agreement with the Distributor), which must be submitted as a “Future Dated Traded” set for one or more Creation Units between 4:30 p.m. Eastern Time and 5:30 p.m. Eastern Time (the “Order Window”) in the manner set forth in the Participant Agreement and/or applicable order form. This deadline may be extended upon agreement between the transfer agent, Authorized Participant and the applicable Fund. In the case of custom orders, the order must be received by the transfer agent no later than 3:00 p.m. Eastern Time. A Fund may also accept orders to redeem Creation Units, which must be submitted as a “Future Dated Traded” set for one or more Creation Units between the Order Window in the manner set forth in the Participant Agreement and/or applicable order form. This deadline may be extended upon agreement between the transfer agent, Authorized Participant and the applicable Fund. Shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders from investors who are not Authorized Participants to create Creation Units shall be placed with an Authorized Participant, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Units of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those persons placing orders should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of either (i) Deposit Instruments (as defined below) or (ii) Deposit Cash (as defined below), and the Cash Component (as defined below). Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the end of the Order Window. Order for Creation Units that are effected outside of the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. The delivery of Creation Units created through the Clearing Process will occur no later than the second Business Day following the Transmittal Date (T+2).

A “Deposit Instrument” (an in-kind deposit of a designated portfolio of securities and other instruments) must be delivered to the Trust through DTC or NSCC, and Deposit Instruments which are non-U.S. securities, if applicable, must be delivered to an account maintained at the applicable local sub-custodian of the Trust on or before the International Contractual Settlement Date, as defined below. If a Deposit Instrument is an ADR or similar domestic instrument, it may be delivered to the Custodian. Deposit Instruments must be delivered to a Fund through the applicable processes set forth in the Participant Agreement.

“Deposit Cash” is the cash value of the Deposit Instruments.

Beneficial Owners of a Fund’s shares may sell their shares in the secondary market, but must accumulate enough shares to constitute a Creation Unit to redeem through the Fund. The Funds will not redeem shares in amounts less than Creation Units and there can be no assurance that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur customary brokerage and other costs in connection with assembling a sufficient number of a Fund’s shares to constitute a redeemable Creation Unit. Redemption requests must be placed by or through an Authorized Participant. Creation Units will be redeemable at their NAV per Creation Unit next determined after receipt of a request for redemption by the applicable Fund.

In connection with taking delivery of shares of non-U.S. Fund Securities, if applicable, upon redemption of shares of a Fund, a redeeming Beneficial Owner, or Authorized Participant acting on behalf of such Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account the Fund Securities will be delivered.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Funds’ transfer agent, the transfer agent will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 102% (105% for international securities), which the Adviser may change from time to time, of the value of the missing shares.

Purchase and Issuance of Creation Units

The consideration for purchase of a Creation Unit of shares of a Fund generally consists of either (i) Deposit Instruments or (ii) Deposit Cash, and an amount of cash computed as described below (the “Cash Component” sometimes also referred to as the “Balancing Amount”). Together, the Deposit Instruments or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the “Deposit Amount” (an amount equal to the aggregate market value of the Deposit Instruments and/or Cash Deposit, as applicable).

A Creation Unit will generally not be issued until the transfer of good title to the applicable Fund of the Deposit Instruments or the payment of Deposit Cash, as applicable, and the payment of the Cash Component, the Creation Transaction Fee (as discussed below) and any other required cash amounts have been completed. In instances where the Funds accept Deposit Securities for the purchase of a Creation Unit, to the extent contemplated by the applicable Participant Agreement, Creation Units of the Fund will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Instruments as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 102% (105% for international securities) which the Adviser may change from time to time of the value of the missing Deposit Instruments. Such cash collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The Participant Agreement will permit a Fund to use such collateral to buy the missing Deposit Instruments at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the applicable Fund of purchasing such securities and the value of the collateral.

Delivery of Redemption Proceeds

Redemption proceeds for a Creation Unit are paid either in-kind and/or in cash, or a combination thereof, as determined by the Trust in accordance with the Basket Procedures. Deliveries of securities to Authorized Participants in connection with redemption orders are generally expected to be made within two Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for a Fund may take longer than two Business Days after the day on which the redemption request is received in proper form. Section 22(e) of the 1940 Act generally prohibits a registered open-end management investment company from postponing the date of satisfaction of redemption requests for more than seven days after the tender of a security for redemption. This prohibition can cause operational difficulties for ETFs that hold foreign investments and exchange in-kind baskets for Creation Units. For example, local market delivery cycles for transferring foreign investments to redeeming investors, together with local market holiday schedules, can sometimes require a delivery process in excess of seven days. However, Rule 6c-11 grants relief from Section 22(e) to permit an ETF to delay satisfaction of a redemption request for more than seven days if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants, or the combination thereof prevents timely delivery of the foreign investment included in the ETF’s basket. Under this exemption, an ETF must deliver foreign investments as soon as practicable, but in no event later than 15 days after the tender to the ETF. The exemption therefore will permit a delay only to the extent that additional time for settlement is actually required, when a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming authorized participants prevents timely delivery of the foreign investment included in the ETF’s basket. If a foreign investment settles in less than 15 days, Rule 6c-11 requires an ETF to deliver it pursuant to the standard settlement time of the local market where the investment trades. Rule 6c-11 defines “foreign investment” as any security, asset or other position of the ETF issued by a foreign issuer (as defined by Rule 3b-4 under the 1934 Act), and that is traded on a trading market outside of the United States. This definition is not limited to “foreign securities,” but also includes other investments that may not be considered securities. Although these other investments may not be securities, they may present the same challenges for timely settlement as foreign securities if they are transferred in kind.

With respect to in-kind redemptions of a Fund, the redemption proceeds for a Creation Unit generally consist of the Deposit Instruments—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Fund shares (per Creation Unit) being redeemed, as next determined on the Transmittal Date after receipt of a request in proper form on the Submission Date, and the aggregate market value of the Deposit Instruments (the “Cash Redemption Amount”), less the applicable Redemption

Transaction Fee (as described below) and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. In the event that the Deposit Instruments have an aggregate market value greater than the NAV of the Fund’s shares (per Creation Unit), a compensating cash payment equal to the difference plus the applicable Redemption Transaction Fee and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes, is required to be made by or through an Authorized Participant by the redeeming shareholder.

Full or partial cash redemptions of Creation Units will be effected in essentially the same manner as in-kind redemptions thereof. In the case of full or partial cash redemptions, the Authorized Participant receives the cash equivalent of the Fund Instruments it would otherwise receive through an in-kind redemption, plus the same Cash Redemption Amount to be paid to an in-kind redeemer.

Creation and Redemption Orders Outside the Clearing Process

As described above, the Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Trust, the Distributor and the Administrator. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Submission Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Instruments through DTC to the account of the Trust by no later than 11:00 a.m., Eastern Time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Instruments to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, or the amount of Deposit Cash will be determined by the Trust, whose determination shall be final and binding. The Deposit Cash or cash equal to the Cash Component must be transferred directly to the Administrator through the Federal Reserve wire system in a timely manner so as to be received by the Administrator no later than 2:00 p.m., Eastern Time, on the next Business Day immediately following the Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor during the Order Window on the Submission Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Administrator does not receive both the requisite Deposit Instruments and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of a Fund. The delivery of Creation Units so created will occur no later than the second Business Day following the Transmittal Date (T+2).

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Instruments as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the Transmittal Date in proper form since in addition to available Deposit Instruments, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 102% (105% for international securities) of the market value of the undelivered Deposit Instruments (the “Additional Cash Deposit”). The order shall be deemed to be received on the Submission Date provided that the order is placed in proper form during the Order Window on such date and federal funds in the appropriate amount are deposited with the Administrator by 11:00 a.m., Eastern Time, on the Business Day following the Transmittal Date. If the order is not placed in proper form during the Order Window on the Submission Date or federal funds in the appropriate amount are not received by 11:00 a.m. on the Business Day following the Transmittal Date, then the order may be deemed to be rejected and the investor shall be liable to the Trust for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Instruments to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 102% (105% for international securities) of the daily marked to market value of the missing Deposit Instruments. To the extent that missing Deposit Instruments are not received by 1:00 p.m., Eastern Time, on the second Business Day following the Transmittal Date or in the event a mark to market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Instruments. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Instruments exceeds the market value of such Deposit Instruments on the Transmittal Date by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Instruments have been properly received by the Administrator or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. The delivery of Creation Units of the applicable Fund so created will occur no later than the second Business Day following the Transmittal Date. However, as discussed in the section below, the Funds reserve the right to settle Creation Unit transactions on a basis other than the second Business Day following the Transmittal Date to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. The Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting from unsettled orders.

Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Administrator on the Transmittal Date if (i) such order is received by the Administrator during the Order Window on the Submission Date; (ii) such order is accompanied or proceeded by the requisite number of shares of the applicable Fund and/or the Cash Redemption Amount specified in such order, which delivery must be made through DTC to the Administrator no later than 11:00 a.m. and 2:00 p.m., respectively, Eastern Time, on the next Business Day following the Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Administrator has deemed an order for redemption outside the Clearing Process received, the Administrator will initiate procedures to transfer the requisite Fund Securities, which are expected to be delivered within two Business Days, and/or the Cash Redemption Amount to the Authorized Participant, on behalf of the redeeming Beneficial Owner, by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the Administrator.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Administrator according to a Fund’s established evaluation procedures computed on the Transmittal Date. Therefore, if a redemption order in proper form is submitted to the Administrator by a DTC Participant during the Order Window on the Submission Date, and the requisite number of shares of the Fund are delivered to the custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and/or the Cash Redemption Amount to be delivered will be determined by the Administrator on such Transmittal Date. If, however, a redemption order is submitted to the Administrator by a DTC Participant during the Order Window on the Submission Date, but either (1) the requisite number of shares of the Fund are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Submission Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Administrator, i.e., the Business Day on which the shares of the Fund are delivered through DTC to the Administrator by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined on the Transmittal Date (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not they otherwise permit cash redemptions) reserve the right to redeem Creation Units for cash to the extent that a Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of shares of a Fund to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions. The Trust also reserves the right to offer an “all cash” option for redemptions of Creation Units for a Fund.

Transaction Fees

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Funds for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Funds and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Instruments to the accounts of the Funds.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fee for the Funds is listed in the table below.

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$300	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

Suspension of Creations

The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF could not set transaction fees so high as to effectively suspend the issuance of Creation Units. Circumstances in which a Fund may reject an order include, but are not limited to: (i) the order is not in proper form; (ii) the purchaser or group of related purchasers, upon obtaining the Creation Units of Fund shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the required consideration is not delivered; (iv) the acceptance of the Fund Deposit would, in the opinion of the Fund, be unlawful; or (vi) there exist circumstances outside the control of the Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the Adviser, the Distributor, DTC, NSCC, the transfer agent, the custodian, any sub-custodian or any other participant in the purchase process; and similar extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of the rejection of the order of such person. The Trust, the Funds, the Transfer Agent, the custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, nor shall any of them incur any liability for the failure to give any such notification.

Suspension of Redemptions

An ETF may suspend the redemption of Creation Units only in accordance with Section 22(e) of the 1940 Act. Section 22(e) stipulates that no registered investment company shall suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable security in accordance with its terms for more than seven days after the tender of such security to the company or its agent designated for that purpose for redemption, except (1) for any period (A) during which the NYSE is closed other than customary week-end and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the investment company of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for such company fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the investment company.

Exceptions to Use of Creation Units

Under Rule 6c-11 of the 1940 Act, ETFs are permitted to sell or redeem individual shares on the day of consummation of a reorganization, merger, conversion, or liquidation. In these limited circumstances, an ETF may need to issue or redeem individual shares and may need to transact without utilizing Authorized Participants.

Tax Status

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax consequences of investing in a Fund. This discussion does not address all aspects of taxation (including state, local, and foreign taxes) that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, tax-advantaged retirement plans, financial institutions or broker-dealers, that are subject to special treatment under the U.S. federal income tax laws. Current and prospective shareholders should consult a qualified tax advisor regarding their investment in the Funds before making an investment in a Fund. This summary is based on the laws in effect on the date of this SAI and on existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect. This summary assumes that investors holds shares of a Fund as capital assets (within the meaning of the Internal Revenue Code of 1986, as amended (the “Code”)). Shareholders should consult their own tax advisors regarding their particular situation and the possible application of U.S. federal, state, local, non-U.S. or other tax laws, and any proposed tax law changes.

For purposes of this summary, a “U.S. shareholder” is a beneficial owner of Shares of a Fund that is, for federal income tax purposes, (i) an individual who is a citizen or resident of the United States, (ii) a corporation created or organized in or under the laws of the United States, any state thereof or the District of Columbia, (iii) an estate the income of which is subject to U.S. federal income tax regardless of its source or (iv) a trust (x) with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more United States persons have the authority to control all of its substantial decisions or (y) that has in effect a valid election under applicable U.S. Treasury regulations to be treated as a United States person (as such term is defined under the Code). The term “non-U.S. shareholder” as used in this summary means a beneficial owner of shares of a Fund that is neither a U.S. Shareholder nor a partnership for federal income tax purposes.

If an entity treated as a partnership for federal income tax purposes holds shares of a Fund, the federal income tax treatment of the partnership and its partners generally will depend in part upon the status and activities of the partnership and its partners and certain determinations made at the partner level.

Each Fund is treated as a separate corporation for U.S. federal income tax purposes under the Code. The Funds qualify and have elected to be treated as a regulated investment company under Subchapter M of the Code, and intend to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying as a regulated investment company under Subchapter M of the Code (“regulated investment company”), the Funds should not be subject to U.S. federal income tax on the portion of its net investment income (without taking into account the deduction for dividends paid) or net capital gain that it timely distributes to its shareholders, provided that it satisfies a minimum distribution requirement. Net investment income and net capital gain of the Funds will be computed in accordance with Section 852 of the Tax Code. To satisfy such minimum distribution requirement, a Fund must distribute to its shareholders an amount at least equal to the sum of (a) 90% of its “investment company taxable income” (as that term is defined in the Code) determined without regard to the deduction for dividends paid for the taxable year and (b) 90% of its net tax-exempt income for the taxable year. A Fund will be subject to federal income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.

The term “investment company taxable income” under the Code includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Funds. Capital losses may be carried forward indefinitely and retain the character of the original loss. Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

At May 31, 2026, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring
Fund	Short-Term	Long-Term	Total
Core Plus Fund	$—	$—	$—
Multisector Fund	—	—	—
Short Duration Fund	130	—	130

As a regulated investment company, each Fund intends to distribute to its shareholders all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any U.S. federal income tax on such distributed amounts. Distributions of net investment income will be made monthly for the Funds. Distributions of net capital gain, if any, will be made annually no later than December 31 of each year. Both types of distributions will be in shares of the Funds unless a shareholder elects to receive cash.

To qualify for treatment as a regulated investment company under Subchapter M of the Code, a Fund must, in addition to the minimum distribution requirement discussed above and among other things, satisfy the following requirements: (a) derive in each taxable year at least 90% of its annual gross income from dividends, interest, payments with respect to certain securities loans, net income derived from qualified publicly traded partnerships under the Code and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such stock, securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter of each taxable year, (i) at least 50% of the market value of a Fund’s total assets is represented by cash and cash items, U.S. government securities or securities of other regulated investment companies, and other securities (for purposes of this calculation, with such other securities generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of a Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its total assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers of which 20% or more of the voting stock is held by a Fund and that are determined to be engaged in the same or similar trades or businesses, or the securities of one or more qualified publicly traded partnerships.

If a Fund fails to qualify as a regulated investment company under Subchapter M in any taxable year, it will be treated as a regular U.S. corporation for U.S. federal income tax purposes. As such, the Fund would be required to pay U.S. federal income taxes on all of its taxable income at the income tax rates generally applicable to corporations without deduction for distributions to its shareholders. Shareholders of a Fund generally would not be liable for U.S. federal income tax on the Fund’s taxable income in their individual capacities. Distributions to shareholders, including any distributions from a Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of such Fund.

Each Fund is subject to a 4% nondeductible federal excise tax at the Fund level on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions (or deemed distributions) representing at least 98% of a Fund’s ordinary income for the calendar year (not taking into account any capital gains or losses) and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses), reduced by certain ordinary losses, realized during the one-year period ending October 31 during such year, plus 100% of any income that was neither distributed nor taxed to a Fund during the preceding calendar year. Under ordinary circumstances, the Funds expect to time their distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Tax Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to U.S. shareholders as ordinary income.

Distributions of net capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain; regardless of the length of time the shares of the Trust have been held by such shareholders.

Certain U.S. shareholders, including individuals and estates and trusts, are subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include ordinary dividends from the Funds and net gains from the taxable disposition of shares of the Funds. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

The sale of Fund shares by a U.S. shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the U.S. shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if such shares are held as capital assets in the hands of the U.S. shareholder and will be long-term capital gain or loss if such shares are held for more than one year and short-term capital gain or loss if such shares are held for one year or less. However, any loss realized upon the sale of such shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the U.S. shareholder with respect to such shares during such six-month period. All or a portion of any loss realized upon the sale of such shares may be disallowed to the extent such shares are purchased within 30 days before or after such sale.

All distributions of taxable net investment income and net capital gain, whether received in cash or reinvested in additional Fund shares, must be reported by each taxable shareholder on his or her U.S. federal income tax return and are generally taxable to shareholders for U.S. federal income tax purposes. Dividends and other distributions by a Fund are generally treated under the Code as received by U.S. shareholders at the time the dividend or distribution is made. Dividends or other distributions declared by a Fund in October, November or December of any calendar year and payable to U.S. shareholders as of a record on a specific date in such a month will be deemed to have been received by such shareholders on December 31 of such calendar year, provided that such dividend is actually paid by a Fund during January of the following calendar year. Sales of shares may result in U.S. federal income tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, the Funds are required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, any dividends, distributions, redemption proceeds, and any other payments paid to a U.S. shareholder may be subject to withholding at the back-up withholding rate (currently a flat rate of 24%) for U.S. shareholders who have failed to furnish the Funds with their correct taxpayer identification number (“TIN”) or with required certifications regarding their status under U.S. federal income tax law, or if the Funds are notified by the IRS or a broker that such withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds will be reduced by the amounts required to be withheld. Back-up withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability on such shareholder’s U.S. federal income tax return.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for a Fund, the Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of the Funds’ hedging activities (including their transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund’s book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of a Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than taxable income, a Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by the Funds in certain “passive foreign investment companies” (“PFICs”), as defined in the Code, could subject a Fund to a U.S. federal income tax (including interest charges) on a portion of any “excess distribution” received from the PFIC or on gain proceeds received from the disposition of shares in the PFIC, which such tax cannot be eliminated by making distributions of such income to Fund shareholders. However, the Funds may be eligible to elect to treat a PFIC as a “qualified electing fund” (“QEF”) under the Code, in which case the Funds will be required to include its share of the QEF’s income and net capital gains annually, regardless of whether it receives any distribution from the QEF. In order to make this election, the Funds would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Alternatively, the Funds may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of a Fund’s taxable year. Such gains and losses would be treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Funds to avoid taxation at the fund level to satisfy the 90% distribution requirement and to avoid imposition of the 4% federal excise tax. Making either of these elections therefore may require the Funds to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of taxable gain and affect a Fund’s total return.

Foreign Currency Transactions

The Funds’ transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by the Funds from sources within foreign countries may be subject to withholding and other non-U.S. taxes imposed by such countries. Income tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to “pass through” to its shareholders the amount of non-U.S. income taxes and similar taxes paid by the Fund, provided that both the Fund and its shareholders satisfy certain holding period requirements. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the non-U.S. income taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of non-U.S. income taxes in computing his or her U.S. taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Funds’ taxable year whether the foreign taxes paid by a Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the a Funds’ income will flow through to shareholders of each Fund. With respect to the Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by a Fund.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income, which is required to be distributed and is taxable even though a Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income (and required to be distributed by a Fund) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend (to the extent of the earnings and profits of the corporate issuer) for U.S. federal income tax purposes.

In addition, the 2017 Tax Cuts and Jobs Act requires that taxpayers, such as the Funds, that use an accrual method of accounting for U.S. federal income tax purposes are generally required to include certain amounts in income no later than the time such amounts are reflected on such taxpayer’s applicable financial statements. Certain fees treated as OID may be included as income for financial statement purposes when received (as opposed to being accrued into income over the term of the debt instrument), which may thus require such amounts be treated as taxable income of the Funds upon their receipt.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Funds may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Funds will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Funds may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

U.S. shareholders of the Funds may be subject to state and local taxes on distributions received from the Funds and on sales of the Funds’ shares.

A brief explanation of the form and character of a distribution from a Fund to its shareholders accompanies each distribution. In January of each year the Funds issue to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

Dividends and Distributions

The Funds will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is each Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

The amount of income dividend payments by a Fund is dependent upon the amount of net investment income received by such Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. A Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Funds also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain a Fund may realize from transactions involving investments held less than the period required for long–term capital gain or loss recognition or otherwise producing short–term capital gains and losses, although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year a Fund realizes a net gain on transactions involving investments held more than the period required for long–term capital gain or loss recognition or otherwise producing long–term capital gains and losses, the Fund will have a net long–term capital gain. For more information concerning applicable capital gains tax rates, see your tax advisor.

Any dividend or distribution paid by each Fund reduces the Fund’s NAV per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of Fund shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to U.S federal income taxes.

The above discussion and the related discussion in the Prospectus is a summary of certain U.S. federal income tax considerations only and are not intended to be complete discussions of all applicable U.S. federal, state, local, and non-U.S. tax consequences of an investment in a Fund nor intended as a substitute for careful tax planning. Shareholders should consult their own tax advisors as to the consequences of investing in shares of a Fund, including the application of U.S. federal, state, local and non-U.S. tax laws in light of their particular situation. The above discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. There are and will likely continue to be proposals for amendments to U.S. federal income tax laws that could, if enacted, have adverse effects on the Funds, their investments or their shareholders. Vedder Price P.C has expressed no opinion in respect thereof.

Financial Statements

The Funds’ annual financial statements for the fiscal year ended May 31 2026, are available, without charge, upon request by calling 1-800-304-9745 and the financial statements, accompanying notes and report of independent registered public accounting firm appearing Fund’s annual report on Form N-CSR for May 31, 2026, are incorporated by reference into this SAI.

Northern Lights Fund Trust II

PART C

OTHER INFORMATION

ITEM 28. EXHIBITS.

(a)(1)	Agreement and Declaration of Trust dated August 26, 2010.[3]
(a)(2)	Amended Agreement and Declaration of Trust effective May 23, 2019 286
(a)(3)	Certificate of Trust as filed with the State of Delaware on August 26, 2010.[3]
(b)	By-Laws, effective as of August 26, 2010. [3]
(c)	Instruments Defining Rights of Security Holders. See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.
(d)(1)	Investment Advisory Agreement between the Registrant and North Star Investment Management Corp., with respect to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund. 247
(d)(2)	Investment Advisory Agreement between the Registrant and Kovitz Investment Group Partners, LLC, on behalf of the Al Frank Fund.180
(d)(3)	Investment Advisory Agreement between the Registrant and Longboard Asset Management, LP on behalf of the Longboard Managed Futures Strategy Fund and Longboard Alternative Growth Fund.177
(d)(4)	Investment Advisory Agreement between the Registrant and KKM Financial, LLC on behalf of the Essential 40 Stock ETF. 268
(d)(5)	Investment Advisory Agreement between the Registrant and Innealta Capital, LLC on behalf of the Dynamic International Opportunity Fund, Dynamic U.S. Opportunity Fund, Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund.199
(d)(6)	Investment Advisory Agreement between the Registrant and Invenomic Capital Management, LP on behalf of the Invenomic Fund. 193
(d)(7)	Investment Advisory Agreement between the Registrant and The Future Fund, LLC with respect to One Global ETF and The Future Fund Long/Short ETF. 250
(d)(8)	Investment Advisory Agreement between the Registrant and Beacon Capital Management, Inc. with respect to the Beacon Selective Risk ETF and the Beacon Tactical Risk ETF.244
(d)(9)	Investment Advisory Agreement between the Registrant and Hodges Capital Management, LLC on behalf of the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Growth Fund and the Hodges Small Intrinsic Value Fund. 255
(d)(10)	Investment Sub-Advisory Agreement between Beacon Capital Management, Inc. and Exchange Traded Concepts, LLC with respect to the Beacon Selective Risk ETF and the Beacon Tactical Risk ETF. 242
(d)(11)	Investment Advisory Agreement between the Registrant and PeakShares LLC on behalf of the PeakShares Sector Rotation Fund. 260
(d)(12)	Investment Advisory Agreement between the Registrant and Weitz Investment Management, Inc. on behalf of the Weitz Multisector Bond ETF and the Weitz Core Plus Bond ETF. 276
(d)(13)	Master Securities Loan Agreement between AFAM Capital, Inc., Morgan Stanley & Co., LLC and MS Securities Services, Inc.[45]
(d)(14)	Investment Advisory Agreement between the Registrant and Waverly Advisors, LLC on behalf of GGM Macro Alignment ETF 281
(d)(15)	Investment Advisory Agreement between the Registrant and PeakShares, LLC on behalf of PeakShares Sector Rotation ETF and PeakShares RMR Prime Equity ETF. 281

(d)(16)	Form of Investment Sub-Advisory Agreement between PeakShares, LLC and RMR Wealth Management, LLC on behalf of PeakShares RMR Prime Equity ETF. 281
(d)(17)	Investment Sub-Advisory Agreement between Waverly Advisers, LLC and Penserra Capital Management, LLC on behalf of GGM Macro Alignment ETF. 281
(d)(18)	Investment Advisory Agreement between the Registrant and Weitz Investment Management, Inc. on behalf of the Weitz Multisector Bond ETF, Weitz Core Plus Bond ETF and Weitz Short Duration Bond ETF 286
(d)(19)	Investment Advisory Agreement between the Registrant and North Star Investment Management Corp., with respect to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund. 286
(d)(20)	Investment Advisory Agreement between the Registrant and M Financial Investment Advisers, Inc with respect to M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund 287
(d)(21)	Investment Sub-Advisory Agreement between M Financial Investment Advisers, Inc. and Brandywine Global Investment Management, LLC 287
(d)(22)	Investment Sub-Advisory Agreement between M Financial Investment Advisers, Inc. and Dimensional Fund Advisors LP 287
(d)(23)	Investment Sub-Advisory Agreement between M Financial Investment Advisers, Inc. and Federated MDTA LLC 287
(d)(24)	Investment Sub-Advisory Agreement between M Financial Investment Advisers, Inc. and Frontier Capital Management Company, LLC 287
(d)(25)	Advisory Agreement between the Registrant and Focus Partners Wealth, LLC on behalf of the Al Frank Fund 294
(d)(26)	Investment Advisory Agreement between the Registrant and Beacon Capital Management, Inc. with respect to the Beacon Tactical Risk ETF, Beacon Unified Catalyst ETF and Beacon Tactical Alternatives Risk ETF 295
(d)(27)	Investment Sub-Advisory Agreement between Beacon Capital Management, Inc. and Exchange Traded Concepts, LLC with respect to the Beacon Tactical Risk ETF, Beacon Unified Catalyst ETF and Beacon Tactical Alternatives Risk ETF 295
(e)(1)	Underwriting Agreement between the Registrant and Northern Lights Distributors LLC.187
(e)(2)	ETF Distribution Agreement between the Registrant and Northern Lights Distributors, LLC. 223
(e)(3)	Underwriting Agreement between Registrant and M-Holdings Securities, Inc. with respect to M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund 287
(f)	Bonus or Profit Sharing Contracts - Not Applicable.
(g)(1)	Custody Agreement between the Registrant and U.S. Bank, N.A., on behalf of the Al Frank Fund.[46]
(g)(2)	Fourth Amendment, effective June 1, 2017, to the Custody Agreement dated May 26, 2015 between the Registrant and U.S. Bank, N.A., on behalf of the Balter L/S Small Cap Equity Fund, Balter European L/S Small Cap Fund, and Balter Invenomic Fund. 155
(g)(3)	Custody Agreement between the Registrant and Brown Brothers Harriman & Co. 222
(g)(4)	Amendment to the Custody Agreement between the Registrant and Brown Brothers Harriman & Co. 294
(g)(5)	Amendment to the U.S. Bank Custody Agreement to add the North Star Small Cap Value Fund. 248
(g)(6)	Amendment to the U.S. Bank Custody Agreement to add the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Growth Fund and the Hodges Small Intrinsic Value Fund. 255
(g)(7)	Amendment to the U.S. Bank Custody Agreement to add the Beacon Dynamic Allocation Fund 283
(g)(8)	Custody Agreement between the Registrant and State Street Bank and Trust Company with respect to M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund 287
(h)(1)	Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated October 19, 2021. 228
(h)(2)	Amendment No.1 to the Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated November 1, 2023.261
(h)(3)	18f-4 Addendum to the Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated August 1, 2022.261

(h)(4)	Master ETF Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated October 19, 2021. 261
(h)(5)	Amendment No.1 to the ETF Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated May 17, 2023. 261
(h)(6)	Amendment No.2 to the ETF Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated November 1, 2023. 261
(h)(7)	Amendment No.3 to the ETF Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated April 11, 2024. 261
(h)(8)	18f-4 Addendum to the ETF Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated May 17, 2023. 261
(h)(9)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund. 249
(h)(10)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Al Frank Fund. [75]
(h)(11)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Longboard Alternative Growth Fund (formerly, Longboard Long/Short Fund). [94]
(h)(12)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Dynamic U.S. Opportunity Fund, Dynamic International Opportunity Fund, Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund. 199
(h)(13)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Invenomic Fund. 199
(h)(14)	ETF Fund Services Agreement between the Registrant and Ultimus Fund Services, LLC, on behalf of One Global ETF and The Future Fund Long/Short ETF. 250
(h)(15)	ETF Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the Beacon Tactical Risk ETF, Beacon Unified Catalyst ETF and Beacon Tactical Alternatives Risk ETF. 295
(h)(16)	Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Growth Fund and the Hodges Small Intrinsic Value Fund. 255
(h)(17)	Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the GGM Macro Alignment ETF. 251
(h)(18)	Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC on behalf of the PeakShares Sector Rotation ETF. 260
(h)(19)	ETF Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC on behalf of the Weitz Multisector Bond ETF and the Weitz Core Plus Bond ETF. 276
(h)(20)	ETF Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC on behalf of the Essential 40 Stock ETF. 268
(h)(21)	Expense Limitation Agreement between the Registrant, with respect to North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund.249
(h)(22)	Expense Limitation Agreement between the Registrant, with respect to the Dynamic U.S. Opportunity Fund and the Dynamic International Opportunity Fund, Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund. 199
(h)(23)	Expense Limitation Agreement between the Registrant, with respect to the Al Frank Fund.180
(h)(24)	Expense Limitation Agreement between the Registrant, with respect to the Essential 40 Stock Fund. 160
(h)(25)	Expense Limitation Agreement between the Registrant, with respect to the Invenomic Fund.193
(h)(26)	Expense Limitation Agreement between the Registrant, with respect to One Global ETF and The Future Fund Long/Short ETF. 250

(h)(27)	Expense Limitation Agreement between the Registrant, with respect to the Beacon Selective Risk ETF and Beacon Tactical Risk ETF. 244
(h)(28)	Expense Limitation Agreement between the Registrant, with respect to the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Growth Fund and the Hodges Small Intrinsic Value Fund. 275
(h)(29)	Expense Limitation Agreement between the Registrant and PeakShares LLC with respect to the PeakShares Sector Rotation ETF. 260
(h)(30)	Expense Limitation Agreement between the Registrant and KKM Financial LLC with respect to the Essential 40 Stock ETF. 268
(h)(31)	Expense Limitation Agreement between the Registrant and Weitz Investment Management, Inc. on behalf of the Weitz Multisector Bond ETF and the Weitz Core Plus Bond ETF. 276
(h)(32)	Amended and Restated Consulting Agreement between the Registrant and Northern Lights Compliance Services, LLC.235
(h)(33)	Shareholder Services Plan on behalf of the Invenomic Fund. 193
(h)(34)	ETF Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the PeakShares Sector Rotation ETF and PeakShares RMR Prime Equity ETF. 281
(h)(35)	Expense Limitation Agreement between the Registrant and PeakShares, LLC on behalf of PeakShares Sector Rotation ETF and PeakShares RMR Prime Equity ETF 281
(h)(36)	Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC on behalf of the Beacon Dynamic Allocation Fund. 283
(h)(37)	Expense Limitation Agreement between the Registrant and Weitz Investment Management, Inc. on behalf of the Weitz Multisector Bond ETF, Weitz Core Plus Bond ETF and Weitz Short Duration Bond ETF. 286
(h)(38)	Expense Limitation Agreement between the Registrant and North Star Investment Management Corporation on behalf of North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund. 286
(h)(39)	Expense Limitation Agreement between the Registrant and M Financial Investment Advisers, Inc. with respect to M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund 287
(h)(40)	Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC, on behalf of M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund 287
(h)(41)	Expense Limitation Agreement between the Registrant and Focus Partners Wealth, LLC on behalf of the Al Frank Fund. 294
(h)(42)	Expense Limitation Agreement between the Registrant, with respect to the Beacon Tactical Risk ETF, Beacon Unified Catalyst ETF and Beacon Tactical Alternatives Risk ETF 296
(i)(1)	Opinion of Alston & Bird LLP regarding One Global ETF and the Future Fund Long/Short ETF. 266
(i)(2)	Opinion of Alston & Bird LLP regarding the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Growth Fund and the Hodges Small Intrinsic Value Fund. 282
(i)(3)	Opinion of Alston & Bird LLP regarding the GGM Macro Alignment ETF. 281
(i)(4)	Opinion of Alston & Bird LLP regarding the Essential 40 Stock ETF 277
(i)(5)	Opinion of Alston & Bird LLP regarding Future Fund Long/Short ETF and One Global ETF 278
(i)(6)	Opinion of Alston & Bird LLP regarding the Longboard Fund 279
(i)(7)	Opinion and Consent of Vedder Price P.C. with respect to the Beacon Dynamic Allocation Fund 283
(i)(8)	Consent of Vedder Price P.C. [1]
(i)(9)	Opinion and Consent of Vedder Price P.C. with respect to the Invenomic Fund. 284
(i)(10)	Opinion of Vedder Price P.C. with respect to the Weitz Short Duration Bond ETF 285
(i)(11)	Opinion of Vedder Price P.C. with respect to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund. 286
(i)(12)	Opinion of Vedder Price P.C. with respect to the M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund 287
(i)(13)	Opinion of Vedder Price P.C. with respect to the Al Frank Fund 288

(i)(14)	Opinion of Vedder Price P.C. with respect to the Acclivity Small Cap Value Fund, Dynamic International Opportunity Fund and the Dynamic U.S. Opportunity Fund 289
(i)(15)	Opinion of Vedder Price P.C. with respect to the Beacon Selective Risk ETF and Beacon Tactical Risk ETF.[2]
(i)(16)	Opinion of Vedder Price P.C. with respect to Beacon Dynamic Allocation Fund 290
(i)(17)	Opinion of Vedder Price P.C. with respect to PeakShares Sector Rotation ETF 291
(i)(18)	Opinion of Vedder Price P.C. with respect to PeakShares RMR Prime Equity ETF 292
(i)(19)	Opinion of Vedder Price P.C. with respect to Beacon Tactical Risk ETF and Beacon Unified Catalyst ETF (fka Beacon Selective Risk ETF) 293
(i)(20)	Opinion of Vedder Price P.C. with respect to Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Growth Fund and the Hodges Small Intrinsic Value Fund. 294
(i)(21)	Opinion of Vedder Price P.C. with respect to Beacon Tactical Alternatives Risk ETF 295
(i)(22)	Opinion of Vedder Price P.C. with respect to Essential 40 Stock ETF 296
(i)(23)	Opinion of Vedder Price P.C. with respect to Future Fund Long/Short ETF and One Global ETF 297
(i)(24)	Opinion of Vedder Price P.C. with respect to Weitz Core Plus Bond ETF, Weitz Multisector Bond ETF and Weitz Short Duration Bond ETF[1]
(j)(1)	Consent of RSM US LLP with respect to North Star Bond Fund, North Star Opportunity Fund, North Star Micro Cap Fund, North Star Dividend Fund and North Star Small Cap Value Fund. 286
(j)(2)	Consent of Cohen & Company, Ltd. with respect to the Acclivity Small Cap Value Fund, Dynamic International Opportunity Fund and Dynamic U.S. Opportunity Fund. 289
(j)(3)	Consent of Cohen & Company, Ltd with respect to the Al Frank Fund.288
(j)(4)	Consent of Tait, Weller & Baker LLP with respect to the Invenomic Fund. 284
(j)(5)	Consent of RSM US LLP with respect to the North Star Small Cap Value Fund. 249
(j)(6)	Consent of Cohen & Company, Ltd. with respect to the North Star Small Cap Value Fund. 249
(j)(7)	Consent of Tait, Weller & Baker LLP with respect to the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Growth Fund and the Hodges Small Intrinsic Value Fund. 282
(j)(8)	Consent of Tait, Weller & Baker LLP with respect to the GGM Macro Alignment ETF. 281
(j)(9)	Consent of Tait, Weller & Baker LLP with respect to PeakShares Sector Rotation ETF. 291
(j)(10)	Consent of Tait, Weller & Baker LLP with respect to the Weitz Multisector Bond ETF and the Weitz Core Plus Bond ETF. 276. 276
(j)(11)	Consent of RSM US LLP with respect Essential 40 Stock ETF 277
(j)(12)	Consent of Cohen & Company, Ltd, with respect to Beacon Dynamic Allocation Fund. 283
(j)(13)	Consent of Tait, Weller & Baker LLP with respect to Beacon Dynamic Allocation Fund. 290
(j)(14)	Power of Attorney. 155
(j)(15)	Consent of Cohen & Company Ltd with respect to Future Fund Long/Short ETF and One Global ETF 297
(j)(16)	Consent of RSM US LLP with respect to the Longboard Fund 279
(j)(17)	Consent of Tait, Weller & Baker LLP with respect to PeakShares RMR Prime Equity ETF 292
(j)(18)	Consent of Cohen & Company, Ltd with respect to the M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund 287
(j)(19)	Consent of Tait, Weller & Baker LLP with respect to Beacon Tactical Risk ETF and Beacon Unified Catalyst ETF (fka Beacon Selective Risk ETF) 293
(j)(20)	Consent of Tait, Weller & Baker LLP with respect to Beacon Tactical Alternatives Risk ETF 295
(j)(21)	Consent of RSM US LLP with respect to Essential 40 Stock ETF 296
(j)(22)	Consent of Tait Weller & Baker LLP with respect to Weitz Core Plus Bond ETF, Weitz Multisector Bond ETF and Weitz Short Duration Bond ETF[1]
(k)	Omitted Financial Statements - Not Applicable.
(l)	Initial Capital Agreements - Not Applicable.
(m)(1)	Class A Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 246
(m)(2)	Class C Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 154
(m)(3)	Class I Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 246

(m)(4)	Class N Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 246
(m)(5)	Class R Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 154
(m)(6)	Investor Class Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 246
(m)(7)	Retail Class Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 246
(m)(8)	Shareholder Servicing Plan and Agreement on behalf of the Balter L/S Small Cap Equity Fund (formerly the Balter Long/Short Equity Fund), Balter European L/S Small Cap Fund and Balter Invenomic Fund.155
(n)(1)	Rule 18f-3 Plan, as amended January 26, 2023. 246
(n)(2)	Rule 18f-3 Plan, as amended October 2025 280
(p)(1)	Code of Ethics of the Gemini Companies.204
(p)(2)	Code of Ethics for North Star Investment Management Corp.[7]
(p)(3)	Code of Ethics for Pathstone Family Office, LLC 235
(p)(4)	Code of Ethics for Longboard Asset Management, LP. 115
(p)(5)	Code of Ethics for KKM Financial, LLC. [74]
(p)(6)	Code of Ethics for Invenomic Capital Management, LP. 155
(p)(7)	Code of Ethics for Innealta Capital, LLC. 172
(p)(8)	Code of Ethics for Kovitz Investment Group Partners, LLC. 180
(p)(9)	Code of Ethics for The Future Fund, LLC. 222
(p)(10)	Code of Ethics for Beacon Capital Management, Inc.243
(p)(11)	Code of Ethics for Exchange Traded Concepts, LLC. 246
(p)(12)	Code of Ethics for Hodges Capital Management, LLC. 248
(p)(13)	Code of Ethics for GGM Wealth Advisors. 251
(p)(14)	Code of Ethics for Penserra Capital Management, LLC.251
(p)(15)	Code of Ethics for PeakShares LLC. 257
(p)(16)	Code of Ethics for Weitz Investment Management, Inc. 276
(p)(17)	Code of Ethics for M Financial Investment Advisers, Inc. 287
(p)(18)	Code of Ethics for Dimensional Fund Advisors, LP 287
(p)(19)	Code of Ethics for Federated MDTA LLC 287
(p)(20)	Code of Ethics for Frontier Capital Management Company, LLC 287
(p)(21)	Code of Ethics for Brandywine Global Investment Management, LLC 287
(p)(22)	Code of Ethics for Focus Partners Wealth, LLC 294

[1]	Is filed herewith.
[2]	To be filed by subsequent amendment.
[3]	Previously filed on June 16, 2011 in the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.
[4]	Previously filed on June 28, 2011 in the Registrant’s Pre-Effective Amendment No. 2, and hereby incorporated by reference.
[5]	Previously filed on August 3, 2011 in the Registrant’s Proxy/Registration Statement on Form N-14, and hereby incorporated by reference.
[6]	Previously filed on August 3, 2011 in the Registrant’s Post-Effective Amendment No. 2, and hereby incorporated by reference.
[7]	Previously filed on August 19, 2011 in the Registrant’s Post-Effective Amendment No. 3, and hereby incorporated by reference.
[8]	Previously filed on August 26, 2011 in the Registrant’s Post-Effective Amendment No. 4, and hereby incorporated by reference.
[9]	Previously filed on September 20, 2011 in the Registrant’s Post-Effective Amendment No. 5, and hereby incorporated by reference.
[10]	Previously filed on October 3, 2011 in the Registrant’s Post-Effective Amendment No. 9, and hereby incorporated by reference.
[11]	Previously filed on October 27, 2011 in the Registrant’s Post-Effective Amendment No. 12, and hereby incorporated by reference.
[12]	Previously filed on October 27, 2011 in the Registrant’s Post-Effective Amendment No. 13, and hereby incorporated by reference.
[13]	Previously filed on November 2, 2011 in the Registrant’s Post-Effective Amendment No. 14, and hereby incorporated by reference.
[14]	Previously filed on November 17, 2011 in the Registrant’s Post-Effective Amendment No. 18 and hereby incorporated by reference.
[15]	Previously filed on November 22, 2011 in the Registrant’s Post-Effective Amendment No. 20 and hereby incorporated by reference.
[16]	Previously filed on December 14, 2011 in the Registrant’s Post-Effective Amendment No. 24 and hereby incorporated by reference.
[17]	Previously filed on December 19, 2011 in the Registrant’s Post-Effective Amendment No. 25 and hereby incorporated by reference.
[18]	Previously filed on December 20, 2011 in the Registrant’s Post-Effective Amendment No. 27 and hereby incorporated by reference.
[19]	Previously filed on January 4, 2012 in the Registrant’s Post-Effective Amendment No. 29 and hereby incorporated by reference.
[20]	Previously filed on January 10, 2012 in the Registrant’s Post-Effective Amendment No. 31 and hereby incorporated by reference.
[21]	Previously filed on January 10, 2012 in the Registrant’s Post-Effective Amendment No. 32 and hereby incorporated by reference.

[22]	Previously filed on January 27, 2012 in the Registrant’s Post-Effective Amendment No. 34 and hereby incorporated by reference.
[23]	Previously filed on February 2, 2012 in the Registrant’s Post-Effective Amendment No. 37 and hereby incorporated by reference.
[24]	Previously filed on February 7, 2012 in the Registrant’s Post-Effective Amendment No. 39 and hereby incorporated by reference.
[25]	Previously filed on February 10, 2012 in the Registrant’s Post-Effective Amendment No. 40 and hereby incorporated by reference.
[26]	Previously filed on March 8, 2012 in the Registrant’s Post-Effective Amendment No. 45 and hereby incorporated by reference.
[27]	Previously filed on March 9, 2012 in the Registrant’s Post-Effective Amendment No. 46 and hereby incorporated by reference.
[28]	Previously filed on March 13, 2012 in the Registrant’s Post-Effective Amendment No. 47 and hereby incorporated by reference.
[29]	Previously filed on March 23, 2012 in the Registrant’s Post-Effective Amendment No. 51 and hereby incorporated by reference.
[30]	Previously filed on March 27, 2012 in the Registrant’s Post-Effective Amendment No. 52 and hereby incorporated by reference.
[31]	Previously filed on April 12, 2012 in the Registrant’s Post-Effective Amendment No. 56 and hereby incorporated by reference.
[32]	Previously filed on April 17, 2012 in the Registrant’s Post-Effective Amendment No. 57 and hereby incorporated by reference.
[33]	Previously filed on May 15, 2012 in the Registrant’s Post-Effective Amendment No. 62 and hereby incorporated by reference.
[34]	Previously filed on May 25, 2012 in the Registrant’s Post-Effective Amendment No. 65 and hereby incorporated by reference.
[35]	Previously filed on June 19, 2012 in the Registrant’s Post-Effective Amendment No. 68 and hereby incorporated by reference.
[36]	Previously filed on June 28, 2012 in the Registrant’s Post-Effective Amendment No. 69 and hereby incorporated by reference.
[37]	Previously filed on July 27, 2012 in the Registrant’s Post-Effective Amendment No. 73 and hereby incorporated by reference.
[38]	Previously filed on August 17, 2012 in the Registrant’s Post-Effective Amendment No. 75 and hereby incorporated by reference.
[39]	Previously filed on September 20, 2012 in the Registrant’s Post-Effective Amendment No. 78 and hereby incorporated by reference.
[40]	Previously filed on October 19, 2012 in the Registrant’s Post-Effective Amendment No. 81 and hereby incorporated by reference.
[41]	Previously filed on November 9, 2012 in the Registrant’s Post-Effective Amendment No. 86 and hereby incorporated by reference.
[42]	Previously filed on December 28, 2012 in the Registrant’s Post-Effective Amendment No. 88 and hereby incorporated by reference.
[43]	Previously filed on January 17, 2013 in the Registrant’s Post-Effective Amendment No. 91 and hereby incorporated by reference.
[44]	Previously filed on January 30, 2013 in the Registrant’s Post-Effective Amendment No. 92 and hereby incorporated by reference.
[45]	Previously filed on February 1, 2013 in the Registrant’s Post-Effective Amendment No. 93 and hereby incorporated by reference.
[46]	Previously filed on March 22, 2013 in the Registrant’s Post-Effective Amendment No. 95 and hereby incorporated by reference.
[47]	Previously filed on March 28, 2013 in the Registrant’s Post-Effective Amendment No. 96 and hereby incorporated by reference.
[48]	Previously filed on April 17, 2013 in the Registrant’s Post-Effective Amendment No. 99 and hereby incorporated by reference.
[49]	Previously filed on April 30, 2013 in the Registrant’s Post-Effective Amendment No. 101 and hereby incorporated by reference.
[50]	Previously filed on June 7, 2013 in the Registrant’s Post-Effective Amendment No. 103 and hereby incorporated by reference.
[51]	Previously filed on June 25, 2013 in the Registrant’s Post-Effective Amendment No. 105 and hereby incorporated by reference.
[52]	Previously filed on July 29, 2013 in the Registrant’s Post-Effective Amendment No. 109 and hereby incorporated by reference.
[53]	Previously filed on September 3, 2013 in the Registrant’s Post-Effective Amendment No. 112 and hereby incorporated by reference.
[54]	Previously filed on September 19, 2013 in the Registrant’s Post-Effective Amendment No. 115 and hereby incorporated by reference.
[55]	Previously filed on September 26, 2013 in the Registrant’s Post-Effective Amendment No. 117 and hereby incorporated by reference.
[56]	Previously filed on September 30, 2013 in the Registrant’s Post-Effective Amendment No. 118 and hereby incorporated by reference.
[57]	Previously filed on November 18, 2013 in the Registrant’s Post-Effective Amendment No. 123 and hereby incorporated by reference.
[58]	Previously filed on December 17, 2013 in the Registrant’s Post-Effective Amendment No. 125 and hereby incorporated by reference.
[59]	Previously filed on December 27, 2013 in the Registrant’s Post-Effective Amendment No. 127 and hereby incorporated by reference.
[60]	Previously filed on December 27, 2013 in the Registrant’s Post-Effective Amendment No. 128 and hereby incorporated by reference.
[61]	Previously filed on December 30, 2013 in the Registrant’s Post-Effective Amendment No. 131 and hereby incorporated by reference.
[62]	Previously filed on January 13, 2014 in the Registrant’s Post-Effective Amendment No. 134 and hereby incorporated by reference.
[63]	Previously filed on January 13, 2014 in the Registrant’s Post-Effective Amendment No. 135 and hereby incorporated by reference.
[64]	Previously filed on March 14, 2014 in the Registrant’s Post-Effective Amendment No. 138 and hereby incorporated by reference.
[65]	Previously filed on March 26, 2014 in the Registrant’s Post-Effective Amendment No. 141 and hereby incorporated by reference.
[66]	Previously filed on March 26, 2014 in the Registrant’s Post-Effective Amendment No. 142 and hereby incorporated by reference.
[67]	Previously filed on March 27, 2014 in the Registrant’s Post-Effective Amendment No. 143 and hereby incorporated by reference.
[68]	Previously filed on March 27, 2014 in the Registrant’s Post-Effective Amendment No. 144 and hereby incorporated by reference.
[69]	Previously filed on March 27, 2014 in the Registrant’s Post-Effective Amendment No. 145 and hereby incorporated by reference.
[70]	Previously filed on March 28, 2014 in the Registrant’s Post-Effective Amendment No. 146 and hereby incorporated by reference.
[71]	Previously filed on March 28, 2014 in the Registrant’s Post-Effective Amendment No. 147 and hereby incorporated by reference.
[72]	Previously filed on April 30, 2014 in the Registrant’s Post-Effective Amendment No. 149 and hereby incorporated by reference.
[73]	Previously filed on April 30, 2014 in the Registrant’s Post-Effective Amendment No. 150 and hereby incorporated by reference.

[74]	Previously filed on June 2, 2014 in the Registrant’s Post-Effective Amendment No. 155 and hereby incorporated by reference.
[75]	Previously filed on June 20, 2014 in the Registrant’s Post-Effective Amendment No. 157 and hereby incorporated by reference.
[76]	Previously filed on June 25, 2014 in the Registrant’s Post-Effective Amendment No. 158 and hereby incorporated by reference.
[77]	Previously filed on June 27, 2014 in the Registrant’s Post-Effective Amendment No. 159 and hereby incorporated by reference.
[78]	Previously filed on June 27, 2014 in the Registrant’s Post-Effective Amendment No. 160 and hereby incorporated by reference.
[79]	Previously filed on July 8, 2014 in the Registrant’s Post-Effective Amendment No. 163 and hereby incorporated by reference.
[80]	Previously filed on July 24, 2014 in the Registrant’s Post-Effective Amendment No. 168 and hereby incorporated by reference.
[81]	Previously filed on September 3, 2014 in the Registrant’s Post-Effective Amendment No. 170 and hereby incorporated by reference.
[82]	Previously filed on September 24, 2014 in the Registrant’s Post-Effective Amendment No. 175 and hereby incorporated by reference.
[83]	Previously filed on September 24, 2014 in the Registrant’s Post-Effective Amendment No. 176 and hereby incorporated by reference.
[84]	Previously filed on September 25, 2014 in the Registrant’s Post-Effective Amendment No. 177 and hereby incorporated by reference.
[85]	Previously filed on September 26, 2014 in the Registrant’s Post-Effective Amendment No. 178 and hereby incorporated by reference.
[86]	Previously filed on November 21, 2014 in the Registrant’s Post-Effective Amendment No. 189 and hereby incorporated by reference.
[87]	Previously filed on December 4, 2014 in the Registrant’s Post-Effective Amendment No. 190 and hereby incorporated by reference.
[88]	Previously filed on December 23, 2014 in the Registrant’s Post-Effective Amendment No. 192 and hereby incorporated by reference.
[89]	Previously filed on December 29, 2014 in the Registrant’s Post-Effective Amendment No. 192 and hereby incorporated by reference.
[90]	Previously filed on December 30, 2014 in the Registrant’s Post-Effective Amendment No. 197 and hereby incorporated by reference.
[91]	Previously filed on December 31, 2014 in the Registrant’s Post-Effective Amendment No. 200 and hereby incorporated by reference.
[92]	Previously filed on December 31, 2014 in the Registrant’s Post-Effective Amendment No. 201 and hereby incorporated by reference.
[93]	Previously filed on January 27, 2015 in the Registrant’s Post-Effective Amendment No. 207 and hereby incorporated by reference.
[94]	Previously filed on March 16, 2015 in the Registrant’s Post-Effective Amendment No. 209 and hereby incorporated by reference.
[95]	Previously filed on March 23, 2015 in the Registrant’s Post-Effective Amendment No. 210 and hereby incorporated by reference.
[96]	Previously filed on March 23, 2015 in the Registrant’s Post-Effective Amendment No. 211 and hereby incorporated by reference.
[97]	Previously filed on March 24, 2015 in the Registrant’s Post-Effective Amendment No. 212 and hereby incorporated by reference.
[98]	Previously filed on March 25, 2015 in the Registrant’s Post-Effective Amendment No. 213 and hereby incorporated by reference.
[99]	Previously filed on March 27, 2015 in the Registrant’s Post-Effective Amendment No. 214 and hereby incorporated by reference.
100	Previously filed on March 30, 2015 in the Registrant’s Post-Effective Amendment No. 215 and hereby incorporated by reference.
101	Previously filed on April 29, 2015 in the Registrant’s Post-Effective Amendment No. 225 and hereby incorporated by reference.
102	Previously filed on April 29, 2015 in the Registrant’s Post-Effective Amendment No. 226 and hereby incorporated by reference.
103	Previously filed on April 29, 2015 in the Registrant’s Post-Effective Amendment No. 227 and hereby incorporated by reference.
104	Previously filed on May 26, 2015 in the Registrant’s Post-Effective Amendment No. 233 and hereby incorporated by reference.
105	Previously filed on June 26, 2015 in the Registrant’s Post-Effective Amendment No. 234 and hereby incorporated by reference.
106	Previously filed on June 29, 2015 in the Registrant’s Post-Effective Amendment No. 235 and hereby incorporated by reference.
107	Previously filed on July 14, 2015 in the Registrant’s Post-Effective Amendment No. 238 and hereby incorporated by reference.
108	Previously filed on July 24, 2015 in the Registrant’s Post-Effective Amendment No. 240 and hereby incorporated by reference.
109	Previously filed on July 28, 2015 in the Registrant’s Post-Effective Amendment No. 242 and hereby incorporated by reference.
110	Previously filed on September 23, 2015 in the Registrant’s Post-Effective Amendment No. 251 and hereby incorporated by reference.
111	Previously filed on September 23, 2015 in the Registrant’s Post-Effective Amendment No. 252 and hereby incorporated by reference.
112	Previously filed on September 24, 2015 in the Registrant’s Post-Effective Amendment No. 253 and hereby incorporated by reference.
113	Previously filed on September 25, 2015 in the Registrant’s Post-Effective Amendment No. 254 and hereby incorporated by reference.
114	Previously filed on September 25, 2015 in the Registrant’s Post-Effective Amendment No. 255 and hereby incorporated by reference.
115	Previously filed on September 28, 2015 in the Registrant’s Post-Effective Amendment No. 256 and hereby incorporated by reference.
116	Previously filed on October 14, 2015 in the Registrant’s Post-Effective Amendment No. 262 and hereby incorporated by reference.
117	Previously filed on November 19, 2015 in the Registrant’s Post-Effective Amendment No. 268 and hereby incorporated by reference.
118	Previously filed on November 19, 2015 in the Registrant’s Post-Effective Amendment No. 269 and hereby incorporated by reference.
119	Previously filed on December 21, 2015 in the Registrant’s Post-Effective Amendment No. 280 and hereby incorporated by reference.
120	Previously filed on December 21, 2015 in the Registrant’s Post-Effective Amendment No. 281 and hereby incorporated by reference.
121	Previously filed on December 23, 2015 in the Registrant’s Post-Effective Amendment No. 282 and hereby incorporated by reference.
122	Previously filed on December 23, 2015 in the Registrant’s Post-Effective Amendment No. 283 and hereby incorporated by reference.
123	Previously filed on December 28, 2015 in the Registrant’s Post-Effective Amendment No. 284 and hereby incorporated by reference.
124	Previously filed on December 29, 2015 in the Registrant’s Post-Effective Amendment No. 285 and hereby incorporated by reference.

125	Previously filed on January 29, 2016 in the Registrant’s Post-Effective Amendment No. 290 and hereby incorporated by reference.
126	Previously filed on February 26, 2016 in the Registrant’s Post-Effective Amendment No. 293 and hereby incorporated by reference.
127	Previously filed on February 26, 2016 in the Registrant’s Post-Effective Amendment No. 294 and hereby incorporated by reference.
128	Previously filed on March 17, 2016 in the Registrant’s Post-Effective Amendment No. 297 and hereby incorporated by reference.
129	Previously filed on March 18, 2016 in the Registrant’s Post-Effective Amendment No. 298 and hereby incorporated by reference.
130	Previously filed on March 22, 2016 in the Registrant’s Post-Effective Amendment No. 299 and hereby incorporated by reference.
131	Previously filed on March 23, 2016 in the Registrant’s Post-Effective Amendment No. 300 and hereby incorporated by reference.
132	Previously filed on March 28, 2016 in the Registrant’s Post-Effective Amendment No. 301 and hereby incorporated by reference.
133	Previously filed on March 28, 2016 in the Registrant’s Post-Effective Amendment No. 301 and hereby incorporated by reference.
134	Previously filed on April 22, 2016 in the Registrant’s Post-Effective Amendment No. 308 and hereby incorporated by reference.
135	Previously filed on June 26, 2016 in the Registrant’s Post-Effective Amendment No. 312 and hereby incorporated by reference.
136	Previously filed on July 27, 2016 in the Registrant’s Post-Effective Amendment No. 313 and hereby incorporated by reference.
137	Previously filed on September 27, 2016 in the Registrant’s Post-Effective Amendment No. 315 and hereby incorporated by reference.
138	Previously filed on September 27, 2016 in the Registrant’s Post-Effective Amendment No. 316 and hereby incorporated by reference.
139	Previously filed on September 27, 2016 in the Registrant’s Post-Effective Amendment No. 317 and hereby incorporated by reference.
140	Previously filed on September 27, 2016 in the Registrant’s Post-Effective Amendment No. 318 and hereby incorporated by reference.
141	Previously filed on December 27, 2016 in the Registrant’s Post-Effective Amendment No. 324 and hereby incorporated by reference.
142	Previously filed on December 27, 2016 in the Registrant’s Post-Effective Amendment No. 325 and hereby incorporated by reference.
143	Previously filed on December 28, 2016 in the Registrant’s Post-Effective Amendment No. 326 and hereby incorporated by reference.
144	Previously filed on February 27, 2017 in the Registrant’s Post-Effective Amendment No. 331 and hereby incorporated by reference.
145	Previously filed on February 28, 2017 in the Registrant’s Post-Effective Amendment No. 332 and hereby incorporated by reference.
146	Previously filed on March 1, 2017 in the Registrant’s Post-Effective Amendment No. 333 and hereby incorporated by reference.
147	Previously filed on March 3, 2017 in the Registrant’s Post-Effective Amendment No. 334 and hereby incorporated by reference.
148	Previously filed on March 27, 2017 in the Registrant’s Post-Effective Amendment No. 337 and hereby incorporated by reference.
149	Previously filed on March 28, 2017 in the Registrant’s Post-Effective Amendment No. 338 and hereby incorporated by reference.
150	Previously filed on March 28, 2017 in the Registrant’s Post-Effective Amendment No. 339 and hereby incorporated by reference.
151	Previously filed on March 29, 2017 in the Registrant’s Post-Effective Amendment No. 340 and hereby incorporated by reference.
152	Previously filed on March 29, 2017 in the Registrant’s Post-Effective Amendment No. 341 and hereby incorporated by reference.
153	Previously filed on April 13, 2017 in the Registrant’s Post-Effective Amendment No. 347 and hereby incorporated by reference.
154	Previously filed on April 28, 2017 in the Registrant’s Post-Effective Amendment No. 348 and hereby incorporated by reference.
155	Previously filed on May 17, 2017 in the Registrant’s Post-Effective Amendment No. 351 and hereby incorporated by reference.
156	Previously filed on June 16, 2017 in the Registrant’s Post-Effective Amendment No. 353 and hereby incorporated by reference.
157	Previously filed on June 27, 2017 in the Registrant’s Post-Effective Amendment No. 354 and hereby incorporated by reference.
158	Previously filed on July 28, 2017 in the Registrant’s Post-Effective Amendment No. 356 and hereby incorporated by reference.
159	Previously filed on August 25, 2017 in the Registrant’s Post-Effective Amendment No. 358 and hereby incorporated by reference.
160	Previously filed on September 27, 2017 in the Registrant’s Post-Effective Amendment No. 361 and hereby incorporated by reference.
161	Previously filed on September 27, 2017 in the Registrant’s Post-Effective Amendment No. 362 and hereby incorporated by reference.
162	Previously filed on November 22, 2017 in the Registrant’s Post-Effective Amendment No. 367 and hereby incorporated by reference.
163	Previously filed on December 4, 2017 in the Registrant’s Post-Effective Amendment No. 370 and hereby incorporated by reference.
164	Previously filed on December 27, 2017 in the Registrant’s Post-Effective Amendment No. 372 and hereby incorporated by reference.
165	Previously filed on December 27, 2017 in the Registrant’s Post-Effective Amendment No. 373 and hereby incorporated by reference.
166	Previously filed on December 28, 2017 in the Registrant’s Post-Effective Amendment No. 374 and hereby incorporated by reference.
167	Previously filed on February 23, 2018 in the Registrant’s Post-Effective Amendment No. 379 and hereby incorporated by reference.
168	Previously filed on March 26, 2018 in the Registrant’s Post-Effective Amendment No. 381 and hereby incorporated by reference.
169	Previously filed on March 26, 2018 in the Registrant’s Post-Effective Amendment No. 382 and hereby incorporated by reference.
170	Previously filed on March 27, 2018 in the Registrant’s Post-Effective Amendment No. 383 and hereby incorporated by reference.
171	Previously filed on March 28, 2018 in the Registrant’s Post-Effective Amendment No. 384 and hereby incorporated by reference.
172	Previously filed on March 29, 2018 in the Registrant’s Post-Effective Amendment No. 385 and hereby incorporated by reference.
173	Previously filed on April 18, 2018 in the Registrant’s Post-Effective Amendment No. 391 and hereby incorporated by reference.
174	Previously filed on April 27, 2018 in the Registrant’s Post-Effective Amendment No. 394 and hereby incorporated by reference.
175	Previously filed on June 27, 2018 in the Registrant’s Post-Effective Amendment No. 395 and hereby incorporated by reference.

176	Previously filed on July 27, 2018 in the Registrant’s Post-Effective Amendment No. 397 and hereby incorporated by reference.
177	Previously filed on September 25, 2018 in the Registrant’s Post-Effective Amendment No. 400 and hereby incorporated by reference.
178	Previously filed on September 26, 2018 in the Registrant’s Post-Effective Amendment No. 401 and hereby incorporated by reference.
179	Previously filed on October 31, 2018 in the Registrant’s Post-Effective Amendment No. 404 and hereby incorporated by reference.
180	Previously filed on December 28, 2018 in the Registrant’s Post-Effective Amendment No. 405 and hereby incorporated by reference.
181	Previously filed on December 28, 2018 in the Registrant’s Post-Effective Amendment No. 406 and hereby incorporated by reference.
182	Previously filed on February 27, 2019 in the Registrant’s Post-Effective Amendment No. 411 and hereby incorporated by reference.
183	Previously filed on March 26, 2019 in the Registrant’s Post-Effective Amendment No. 413 and hereby incorporated by reference.
184	Previously filed on March 26, 2019 in the Registrant’s Post-Effective Amendment No. 414 and hereby incorporated by reference.
185	Previously filed on March 27, 2019 in the Registrant’s Post-Effective Amendment No. 415 and hereby incorporated by reference.
186	Previously filed on March 28, 2019 in the Registrant’s Post-Effective Amendment No. 416 and hereby incorporated by reference.
187	Previously filed on March 29, 2019 in the Registrant’s Post-Effective Amendment No. 417 and hereby incorporated by reference.
188	Previously filed on April 5, 2019 in the Registrant’s Post-Effective Amendment No. 422 and hereby incorporated by reference.
189	Previously filed on April 26, 2019 in the Registrant’s Post-Effective Amendment No. 428 and hereby incorporated by reference.
190	Previously filed on April 29, 2019 in the Registrant’s Post-Effective Amendment No. 429 and hereby incorporated by reference.
191	Previously filed on May 3, 2019 in the Registrant’s Post-Effective Amendment No. 429 and hereby incorporated by reference.
192	Previously filed on June 28, 2019 in the Registrant’s Post-Effective Amendment No. 435 and hereby incorporated by reference.
193	Previously filed on July 26, 2019 in the Registrant’s Post-Effective Amendment No. 437 and hereby incorporated by reference.
194	Previously filed on September 26, 2019 in the Registrant’s Post-Effective Amendment No. 440 and hereby incorporated by reference.
195	Previously filed on September 30, 2019 in the Registrant’s Post-Effective Amendment No. 441 and hereby incorporated by reference.
196	Previously filed on December 23, 2019 in the Registrant’s Post-Effective Amendment No. 445 and hereby incorporated by reference.
197	Previously filed on December 27, 2019 in the Registrant’s Post-Effective Amendment No. 446 and hereby incorporated by reference.
198	Previously filed on February 25, 2020 in the Registrant’s Post-Effective Amendment No. 449 and hereby incorporated by reference.
199	Previously filed on February 25, 2020 in the Registrant’s Post-Effective Amendment No. 450 and hereby incorporated by reference.
200	Previously filed on March 24, 2020 in the Registrant’s Post-Effective Amendment No. 453 and hereby incorporated by reference.
201	Previously filed on March 25, 2020 in the Registrant’s Post-Effective Amendment No. 454 and hereby incorporated by reference.
202	Previously filed on March 26, 2020 in the Registrant’s Post-Effective Amendment No. 455 and hereby incorporated by reference.
203	Previously filed on March 27, 2020 in the Registrant’s Post-Effective Amendment No. 456 and hereby incorporated by reference.
204	Previously filed on April 14, 2020 in the Registrant’s Post-Effective Amendment No. 461 and hereby incorporated by reference.
205	Previously filed on April 17, 2020 in the Registrant’s Post-Effective Amendment No. 462 and hereby incorporated by reference.
206	Previously filed on April 24, 2020 in the Registrant’s Post-Effective Amendment No. 463 and hereby incorporated by reference.
207	Previously filed on April 27, 2020 in the Registrant’s Post-Effective Amendment No. 464 and hereby incorporated by reference.
208	Previously filed on April 28, 2020 in the Registrant’s Post-Effective Amendment No. 465 and hereby incorporated by reference.
209	Previously filed on June 15, 2020 in the Registrant’s Post-Effective Amendment No. 471 and hereby incorporated by reference.
210	Previously filed on June 25, 2020 in the Registrant’s Post-Effective Amendment No. 472 and hereby incorporated by reference.
211	Previously filed on July 27, 2020 in the Registrant’s Post-Effective Amendment No. 475 and hereby incorporated by reference.
212	Previously filed on September 24, 2020 in the Registrant’s Post-Effective Amendment No. 477 and hereby incorporated by reference.
213	Previously filed on September 25, 2020 in the Registrant’s Post-Effective Amendment No. 478 and hereby incorporated by reference.
214	Previously filed on December 23, 2020 in the Registrant’s Post-Effective Amendment No. 482 and hereby incorporated by reference.
215	Previously filed on February 25, 2021 in the Registrant’s Post-Effective Amendment No. 484 and hereby incorporated by reference.
216	Previously filed on March 25, 2021 in the Registrant’s Post-Effective Amendment No. 486 and hereby incorporated by reference.
217	Previously filed on March 26, 2021 in the Registrant’s Post-Effective Amendment No. 487 and hereby incorporated by reference.
218	Previously filed on April 26, 2021 in the Registrant’s Post-Effective Amendment No. 491 and hereby incorporated by reference.
219	Previously filed on April 26, 2021 in the Registrant’s Post-Effective Amendment No. 492 and hereby incorporated by reference.
220	Previously filed on April 27, 2021 in the Registrant’s Post-Effective Amendment No. 493 and hereby incorporated by reference.
221	Previously filed on June 25, 2021 in the Registrant’s Post-Effective Amendment No. 499 and hereby incorporated by reference.
222	Previously filed on July 21, 2021 in the Registrant’s Post-Effective Amendment No. 506 and hereby incorporated by reference.
223	Previously filed on August 9, 2021 in the Registrant’s Post-Effective Amendment No. 507 and hereby incorporated by reference.
224	Previously filed on September 27, 2021 in the Registrant’s Post-Effective Amendment No. 511 and hereby incorporated by reference.
225	Previously filed on September 28, 2021 in the Registrant’s Post-Effective Amendment No. 512 and hereby incorporated by reference.
226	Previously filed on December 23, 2021 in the Registrant’s Post-Effective Amendment No. 517 and hereby incorporated by reference.

227	Previously filed on January 31, 2022 in the Registrant’s Post-Effective Amendment No. 522 and hereby incorporated by reference.
228	Previously filed on February 25, 2022 in the Registrant’s Post-Effective Amendment No. 523 and hereby incorporated by reference.
229	Previously filed on March 24, 2022 in the Registrant’s Post-Effective Amendment No. 524 and hereby incorporated by reference.
230	Previously filed on March 25, 2022 in the Registrant’s Post-Effective Amendment No. 525 and hereby incorporated by reference.
231	Previously filed on March 30, 2022 in the Registrant’s Post-Effective Amendment No. 526 and hereby incorporated by reference.
232	Previously filed on April 27, 2022 in the Registrant’s Post-Effective Amendment No. 527 and hereby incorporated by reference.
233	Previously filed on April 28, 2022 in the Registrant’s Post-Effective Amendment No. 528 and hereby incorporated by reference.
234	Previously filed on April 29, 2022 in the Registrant’s Post-Effective Amendment No. 529 and hereby incorporated by reference.
235	Previously filed on June 29, 2022 in the Registrant’s Post-Effective Amendment No. 530 and hereby incorporated by reference.
236	Previously filed on September 23, 2022 in the Registrant’s Post-Effective Amendment No. 531 and hereby incorporated by reference.
237	Previously filed on September 27, 2022 in the Registrant’s Post-Effective Amendment No. 532 and hereby incorporated by reference.
238	Previously filed on September 28, 2022 in the Registrant’s Post-Effective Amendment No. 533 and hereby incorporated by reference.
239	Previously filed on December 29, 2022 in the Registrant’s Post-Effective Amendment No. 534 and hereby incorporated by reference.
240	Previously filed on February 28, 2023 in the Registrant’s Post-Effective Amendment No. 537 and hereby incorporated by reference.
241	Previously filed on March 29, 2023 in the Registrant’s Post-Effective Amendment No. 539 and hereby incorporated by reference.
242	Previously filed on April 13, 2023 in the Registrant’s Post-Effective Amendment No. 541 and hereby incorporated by reference.
243	Previously filed on April 17, 2023 in the Registrant’s Post-Effective Amendment No. 543 and hereby incorporated by reference.
244	Previously filed on April 27, 2023 in the Registrant’s Post-Effective Amendment No. 544 and hereby incorporated by reference.
245	Previously filed on April 28, 2023 in the Registrant’s Post-Effective Amendment No. 545 and hereby incorporated by reference.
246	Previously filed on May 1, 2023 in the Registrant’s Post-Effective Amendment No. 546 and hereby incorporated by reference.
247	Previously filed on May 12, 2023 in the Registrant’s Post-Effective Amendment No. 549 and hereby incorporated by reference.
248	Previously filed on May 25, 2023 in the Registrant’s Post-Effective Amendment No. 550 and hereby incorporated by reference.
249	Previously filed on June 14, 2023 in the Registrant’s Post-Effective Amendment No. 551 and hereby incorporated by reference.
250	Previously filed on June 28, 2023 in the Registrant’s Post-Effective Amendment No. 552 and hereby incorporated by reference.
251	Previously filed on September 15, 2023 in the Registrant’s Post-Effective Amendment No. 556 and hereby incorporated by reference.
252	Previously filed on September 20, 2023 in the Registrant’s Post-Effective Amendment No. 558 and hereby incorporated by reference.
253	Previously filed on September 26, 2023 in the Registrant’s Post-Effective Amendment No. 559 and hereby incorporated by reference.
254	Previously filed on September 27, 2023 in the Registrant’s Post-Effective Amendment No. 560 and hereby incorporated by reference.
254	Previously filed on September 28, 2023 in the Registrant’s Post-Effective Amendment No. 561 and hereby incorporated by reference.
255	Previously filed on February 28, 2024 in the Registrant’s Post-Effective Amendment No. 563 and hereby incorporated by reference.
256	Previously filed on March 28, 2024 in the Registrant’s Post-Effective Amendment No. 564 and hereby incorporated by reference.
257	Previously filed on April 16, 2024 in the Registrant’s Post-Effective Amendment No. 566 and hereby incorporated by reference.
258	Previously filed on April 25, 2024 in the Registrant’s Post-Effective Amendment No. 567 and hereby incorporated by reference.
259	Previously filed on April 26, 2024 in the Registrant’s Post-Effective Amendment No. 568 and hereby incorporated by reference.
260	Previously filed on April 29, 2024 in the Registrant’s Post-Effective Amendment No. 569 and hereby incorporated by reference.
261	Previously filed on May 17, 2024 in the Registrant’s Post-Effective Amendment No. 570 and hereby incorporated by reference.
262	Previously filed on June 26, 2024 in the Registrant’s Post-Effective Amendment No. 572 and hereby incorporated by reference.
262	Previously filed on June 27, 2024 in the Registrant’s Post-Effective Amendment No. 573 and hereby incorporated by reference.
263	Previously filed on July 29, 2024 in the Registrant’s Post-Effective Amendment No. 574 and hereby incorporated by reference.
264	Previously filed on August 16, 2024 in the Registrant’s Post-Effective Amendment No. 578 and hereby incorporated by reference.
265	Previously filed on September 25, 2024 in the Registrant’s Post-Effective Amendment No. 579 and hereby incorporated by reference.
266	Previously filed on September 26, 2024 in the Registrant’s Post-Effective Amendment No. 580 and hereby incorporated by reference.
267	Previously filed on September 27, 2024 in the Registrant’s Post-Effective Amendment No. 581 and hereby incorporated by reference.
268	Previously filed on December 27, 2024 in the Registrant’s Post-Effective Amendment No. 582 and hereby incorporated by reference.
269	Previously filed on February 28, 2025 in the Registrant’s Post-Effective Amendment No. 583 and hereby incorporated by reference.
270	Previously filed on March 28, 2025 in the Registrant’s Post-Effective Amendment No. 584 and hereby incorporated by reference.
271	Previously filed on April 24, 2025 in the Registrant’s Post-Effective Amendment No. 585 and hereby incorporated by reference.
272	Previously filed on April 25, 2025 in the Registrant’s Post-Effective Amendment No. 586 and hereby incorporated by reference.
273	Previously filed on July 2, 2025 in the Registrant’s Post-Effective Amendment No. 589 and hereby incorporated by reference.
274	Previously filed on July 2, 2025 in the Registrant’s Post-Effective Amendment No. 590 and hereby incorporated by reference.
275	Previously filed on July 29, 2025 in the Registrant’s Post-Effective Amendment No. 591 and hereby incorporated by reference.

276	Previously filed on August 1, 2025 in the Registrant’s Post-Effective Amendment No. 592 and hereby incorporated by reference.
277	Previously filed on September 24, 2025 in the Registrant’s Post-Effective Amendment No. 595 and hereby incorporated by reference.
278	Previously filed on September 26, 2025 in the Registrant’s Post-Effective Amendment No. 596 and hereby incorporated by reference.
279	Previously filed on September 29, 2025 in the Registrant’s Post-Effective Amendment No. 597 and hereby incorporated by reference.
280	Previously filed on November 25, 2025 in the Registrant’s Post-Effective Amendment No. 600 and hereby incorporated by reference.
281	Previously filed December 23, 2025 in the Registrant’s Post-Effective Amendment No. 603 and hereby incorporated by reference.
282	Previously filed January 29, 2026 in the Registrant’s Post-Effective Amendment No. 609 and hereby incorporated by reference.
283	Previously filed February 12, 2026 in the Registrant’s Post-Effective Amendment No. 610 and hereby incorporated by reference.
284	Previously filed March 2, 2026 in the Registrant’s Post-Effective Amendment No. 611 and hereby incorporated by reference.
285	Previously filed March 24, 2026 in the Registrant’s Post-Effective Amendment No. 613 and hereby incorporated by reference.
286	Previously filed March 27, 2026 in the Registrant’s Post-Effective Amendment No. 614 and hereby incorporated by reference.
287	Previously filed April 24, 2026 in the Registrant’s Post-Effective Amendment No. 616 and hereby incorporated by reference.
288	Previously filed April 30, 2026 in the Registrant’s Post-Effective Amendment No. 617 and hereby incorporated by reference.
289	Previously filed April 30, 2026 in the Registrant’s Post-Effective Amendment No. 618 and hereby incorporated by reference.
290	Previously filed June 24, 2026 in the Registrant’s Post-Effective Amendment No. 623 and hereby incorporated by reference.
291	Previously filed June 25, 2026 in the Registrant’s Post-Effective Amendment No. 624 and hereby incorporated by reference.
292	Previously filed June 25, 2026 in the Registrant’s Post-Effective Amendment No. 625 and hereby incorporated by reference.
293	Previously filed June 29, 2026 in the Registrant’s Post-Effective Amendment No. 626 and hereby incorporated by reference.
294	Previously filed July 28, 2026 in the Registrant’s Post-Effective Amendment No. 628 and hereby incorporated by reference.
295	Previously filed August 19, 2026 in the Registrant’s Post-Effective Amendment No. 630 and hereby incorporated by reference.
296	Previously filed September 22, 2026 in the Registrant’s Post-Effective Amendment No. 633 and hereby incorporated by reference.
297	Previously filed September 23, 2026 in the Registrant’s Post-Effective Amendment No. 634 and hereby incorporated by reference.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 30. INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of each Advisor of each series of the Trust is hereby incorporated herein by reference to the section of the respective Prospectus captioned “Investment Advisor” and to the section of the respective Statement of Additional Information captioned “Investment Advisory and Other Services.”  The information required by this Item 31 with respect to each director, officer or partner of each Advisor is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”).  Each Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov, and may be requested by File No. as follows:

North Star Investment Management Corp., adviser to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund – File No. 801-62013.

Focus Partners Wealth, LLC, adviser to the Al Frank Fund – File No. 801-107054.

Innealta Capital, LLC, adviser to the Dynamic U.S. Opportunity Fund, Dynamic International Opportunity Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund. – File No. 801-112421

Longboard Asset Management, LP, adviser to the Longboard Fund – File No. 801-72623.

KKM Financial, LLC, adviser to the Essential 40 Stock ETF – File No. 801-77094.

Invenomic Capital Management, LP. adviser to the Invenomic Fund – File No. 801-110459.

The Future Fund, LLC adviser to One Global ETF and The Future Fund Long/Short ETF – File No. 801-121505.

Beacon Capital Management, Inc. – Adviser to the Beacon Unified Catalyst ETF, Beacon Tactical Alternatives Risk ETF and Beacon Tactical Risk ETF and Beacon Dynamic Allocation Fund- File No. 801-61249.

Exchange Traded Concepts, LLC – Sub-Adviser to the Beacon Unified Catalyst ETF, Beacon Tactical Alternatives Risk ETF and Beacon Tactical Risk ETF and Beacon Dynamic Allocation Fund– File No. 801-7048

Waverly Advisers, LLC – Adviser to the GGM Macro Alignment ETF – File No. 801-50972.

Penserra Capital Management, LLC – Sub-Adviser to the GGM Macro Alignment ETF – File No. 801-80466.

PeakShares, LLC - Adviser to the PeakShares Sector Rotation ETF and PeakShares RMR Prime Equity ETF - File No. 801-129548

RMR Wealth Builders, Inc - Sub-Adviser to the PeakShares RMR Prime Equity ETF

Weitz Investment Management, Inc. Adviser to the Weitz Multisector Bond ETF, Weitz Core Plus Bond ETF and Weitz Short Duration Bond ETF– File No. 801-18819

M Financial Investment Advisers, Inc. Adviser to the M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund – File No. 801-50553

Frontier Capital Management Company, LLC, Sub-Adviser to the M Capital Appreciation Fund – File No. 801-15724

Federated MDTA LLC, Sub-Adviser to the M Large Cap Growth Fund – File No. 801-55094

Dimensional Fund Advisors LP, Sub-Adviser to M International Equity Fund – File No. 801-16283

Brandywine Global Investment Management, LLC, Sub-Adviser to the M Large Cap Value Fund – File No. 801-27797

Ruane Cunniff LP, Adviser to Sequoia ETF - File No. 801-111872

ITEM 32. PRINCIPAL UNDERWRITER.

(a)

Northern Lights Distributors, LLC (“NLD”), is the principal underwriter for certain series of Northern Lights Fund Trust II. NLD also acts as principal underwriter for the following:

Atlas U.S. Government Money Market Fund, Inc., Atlas U.S. Tactical Income Fund, Inc., AdvisorOne Funds, Arrow Investments Trust (ETFs Only), Arrow ETF Trust, Boyar Value Fund Inc., Centerstone Investors Trust, Capitol Series Trust, CIM Real Assets & Credit Fund, Copeland Trust, DGI Investment Trust, Grandeur Peak Global Trust, Humankind Benefit Corporation, Miller Investment Trust, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, New Age Alpha Trust, The North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, PREDEX, Princeton Private Investment AccessEverest Fund, Segall Bryant & Hamill Trust, Texas Capital Funds Trust, Two Roads Shared Trust, The Saratoga Advantage Trust, Tributary Funds, Inc., Uncommon Investment Funds Trust, and Ultimus Managers Trust, Unified Series Trust, Valued Advisers Trust, and Zacks Trust.

(b)

NLD is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc.  The principal business address of NLD is 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022.  NLD is an affiliate of Ultimus Fund Solutions, LLC. To the best of Registrant’s knowledge, the following are the managers and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Trust
Kevin Guerette	President	None
Stephen Preston	Chief Compliance Officer, Financial Operations Principal, and AML Compliance Officer	None
William J. Strait	Manager, Secretary and General Counsel	None
Melvin Van Cleave	Chief Information Security Officer	None
David James	Manager	None

(e) Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the U.S. Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

U.S. Bank, National Association (“U.S. Bank”), 1555 North River Center Drive, Milwaukee, WI 53212, provides custodian services to the Al Frank Fund, Beacon Dynamic Allocation Fund, Invenomic Fund, Hodges Fund, Hodges Small Cap Growth Fund, Hodges Small Intrinsic Value Fund, Hodges Blue Chip Equity Income fund, North Star Opportunity Fund, Dynamic U.S. Opportunity Fund, Dynamic International Opportunity Fund, Longboard Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund, Essential 40 Stock Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund, Dynamic Global Diversified Fund and the North Star Small Cap Value Fund pursuant to a Custody Agreement between U.S. Bank and the Trust.

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, MA 02110, provides custodian services to One Global ETF, The Future Fund Long/Short ETF, Beacon Unified Catalyst ETF. Beacon Tactical Alternatives Risk ETF, Beacon Tactical Risk ETF, GGM Macro Alignment ETF, PeakShares Sector Rotation ETF, PeakShares RMR Prime Equity ETF, Essential 40 Stock ETF, Sequioa ETF, Weitz Multisector Bond ETF, Weitz Core Plus Bond ETF and Weitz Short Duration Income ETF.

Ultimus Fund Solutions, LLC (formerly known as Gemini Fund Services, LLC) (“UFS”), located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between UFS and the Trust.  In such capacities, UFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.  UFS also maintains all records required pursuant to Administrative Service Agreements with the Trust.

Northern Lights Distributors, LLC (“NLD”) located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, serves as principal underwriter for all series of Northern Lights Fund Trust II. NLD maintains all records required to be maintained pursuant to each Fund’s Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the 1940 Act.

Northern Lights Compliance Services, LLC (“NLCS”), located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, provides CCO and compliance services to each Fund of the Trust.

North Star Investment Management Corp. located at 20 N. Wacker Drive, Suite 1416, Chicago, IL 60606 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund.

Focus Partners Wealth, LLC located at 190 Carondele Plaza, Suite 600, St. Louis, MO 63105 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Al Frank Fund.

Innealta Capital, LLC located at 13215 Bee Cave Parkway, Building A, Suite 240, Austin, TX 78738 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Dynamic U.S. Opportunity Fund, Dynamic International Opportunity Fund, Acclivity Small Cap Growth Fund and the Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund.

Longboard Asset Management, LP located at P.O. Box 97730, Phoenix, Arizona 85060-7730 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Longboard Fund (formerly, the Longboard Alternative Growth Fund).

M Financial Investment Advisers, Inc. 1125 NW Couch Street, Suite 900, Portland Oregon 97209 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund.

Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746 with respect to the M International Equity Fund.

Frontier Capital Management Company, LLC, 99 Summer Street, Boston, Massachusetts 02110 with respect to the M Capital Appreciation Fund.

Brandywine Global Investment Management, LLC, 1735 Market Street, Suite 1800 Philadelphia, Pennsylvania 19103 with respect to the M Large Cap Value Fund.

DSM Capital Partners, LLC 7111 Fairway Drive, Suite 35,0 Palm Beach Gardens, Florida 33418 with respect to the M Large Cap Growth Fund.

KKM Financial, LLC, located at 311 South Wacker Drive, Suite 650, Chicago, IL 60606 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Essential 40 Stock ETF.

Invenomic Capital Management, LP, located at 211 Congress Street, 7th Floor, Boston, MA 02110 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Invenomic Fund.

The Future Fund LLC located at 330 N. Wabash Avenue, Suite 2300, Chicago, IL 6061112866 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to One Global ETF and The Future Fund Long/Short ETF.

Beacon Capital Management, Inc. located at 7777 Washington Village Dr. Suite 280, Dayton, OH 45459 on behalf of the Beacon Unified Catalyst ETF, Beacon Tactical Alternatives Risk ETF and Beacon Dynamic Allocation Fund.

Exchange Traded Concepts, LLC located at 10900 Hefner point drive, Suite 400, Oklahoma City, OK 73120 on behalf of the Beacon Unified Catalyst ETF, Beacon Tactical Alternatives Risk ETF, Beacon Tactical Risk ETF and Beacon Dynamic Allocation.

Waverly Advisors, LLC, located at 600 University Park Place, Suite 501, Birmingham, AL 35209, on behalf of the GGM Macro Alignment ETF.

Penserra Capital Management, LLC located at 4 Orinda Way, Suite 100-A, Orinda, CA 94563 on behalf of the GGM Macro Alignment ETF.

PeakShares LLC located at 2701 Rocky Point Drive, Suite 1000, Tampa, FL on behalf of the PeakShares Sector Rotation ETF and PeakShares RMR Prime Equity ETF.

Weitz Investment Management, Inc. located at 3555 Farnam Street, Suite 80, Omaha, NE 68131 on behalf of the Weitz Multisector Bond ETF, Weitz Core Plus Bond ETF and Weitz Short Duration Bond ETF.

Ruane Cunniff L.P. located at 45 Rockefeller Plaza, 34th Floor, New York, NY 10111 on behalf of the Sequoia ETF

ITEM 34. MANAGEMENT SERVICES.

Not applicable.

ITEM 35. UNDERTAKINGS.

See Item 30 above, second paragraph.

One or more of the Registrant’s series may invest up to 25% of its respective total assets in a wholly-owned and controlled subsidiary (each a “Subsidiary” and collectively the “Subsidiaries”).  Each Subsidiary will operate under the supervision of the Registrant.  The Registrant hereby undertakes that the Subsidiaries will submit to inspection by the U. S. Securities and Exchange Commission.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 635 to its Registration Statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Hauppauge, State of New York, on September 24, 2026.

NORTHERN LIGHTS FUND TRUST II

By:	/s/ Kevin Wolf
Kevin Wolf*
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in their capacities and on the dates indicated.

Signature	Title	Date

Brian Nielsen*	/s/ Brian Nielsen Trustee & Chairman	September 24, 2026
Thomas Sarkany*	/s/ Thomas Sarkany Trustee	September 24, 2026
Anthony Lewis*	/s/ Anthony Lewis Trustee	September 24, 2026
Keith Rhoades*	/s/ Keith Rhoades Trustee	September 24, 2026
Randy Skalla*	/s/ Randy Skalla Trustee	September 24, 2026
Kevin Wolf*	/s/ Kevin Wolf President and Principal Executive Officer	September 24, 2026
Erik Naviloff*	/s/ Erik Naviloff Treasurer and Principal Financial Officer	September 24, 2026

*By:	/s/ Kevin Wolf
Kevin Wolf

*	Attorney-in-Fact – pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No. 351 (filed on May 17, 2017) in the Registrant’s Registration Statement on Form N-1A.

EXHIBIT INDEX

(i)(8)	Consent of Vedder Price P.C.
(i)(24)	Opinion of Vedder Price P.C. with respect to Weitz Core Plus Bond ETF, Weitz Multisector Bond ETF and Weitz Short Duration Bond ETF
(j)(22)	Consent of Tait Weller & Baker LLP with respect to Weitz Core Plus Bond ETF, Weitz Multisector Bond ETF and Weitz Short Duration Bond ETF